Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.6%)
	Linde plc	14,955,607	6,963,929
	Air Products and Chemicals Inc.	7,031,258	2,073,659
	Ecolab Inc.	8,049,931	2,040,819
	Freeport-McMoRan Inc.	45,423,124	1,719,719
	Newmont Corp.	35,579,190	1,717,763
	Fastenal Co.	18,126,230	1,405,689
	International Paper Co.	16,615,830	886,455
	Nucor Corp.	7,281,260	876,227
	International Flavors & Fragrances Inc.	8,082,166	627,257
	LyondellBasell Industries NV Class A	8,235,395	579,772
	Steel Dynamics Inc.	4,580,509	572,930
	Reliance Inc.	1,714,984	495,202
	Avery Dennison Corp.	2,493,233	443,721
	CF Industries Holdings Inc.	5,351,425	418,214
	Royal Gold Inc.	2,081,677	340,375
*	RBC Bearings Inc.	992,460	319,344
	Eastman Chemical Co.	3,624,055	319,315
	Mueller Industries Inc.	3,590,155	273,354
	Carpenter Technology Corp.	1,500,562	271,872
	Mosaic Co.	10,033,692	271,010
	Albemarle Corp.	3,719,190	267,856
	United States Steel Corp.	6,042,189	255,343
	Alcoa Corp.	8,171,459	249,229
	Celanese Corp.	3,465,653	196,745
	UFP Industries Inc.	1,815,383	194,319
	Balchem Corp.	1,021,146	169,510
	FMC Corp.	3,949,210	166,617
	Commercial Metals Co.	3,605,359	165,883
	Element Solutions Inc.	6,910,363	156,243
	Timken Co.	1,994,668	143,357
	Cabot Corp.	1,712,225	142,354
	Hexcel Corp.	2,553,168	139,811
*	Cleveland-Cliffs Inc.	15,667,646	128,788
	NewMarket Corp.	227,018	128,594
*	Coeur Mining Inc.	19,174,700	113,514
	Avient Corp.	2,877,438	106,926
	Hecla Mining Co.	19,112,453	106,265
*,1	MP Materials Corp.	4,128,195	100,769
	Westlake Corp.	999,731	100,003
	Sensient Technologies Corp.	1,337,638	99,560
	Olin Corp.	3,700,044	89,689
	Ashland Inc.	1,473,936	87,390
	Huntsman Corp.	5,182,451	81,831
	Innospec Inc.	788,747	74,734
	Sylvamo Corp.	1,110,449	74,478
	Scotts Miracle-Gro Co.	1,352,926	74,262
	Minerals Technologies Inc.	1,024,694	65,140
	Chemours Co.	4,712,842	63,765
*	Uranium Energy Corp.	13,285,042	63,502
	Hawkins Inc.	594,108	62,928
	Materion Corp.	655,913	53,523
	Quaker Chemical Corp.	427,239	52,811
*	Ingevity Corp.	1,143,116	45,256
*	Perimeter Solutions Inc.	4,441,967	44,731
	Stepan Co.	672,122	36,994
	Worthington Steel Inc.	1,189,632	30,133
*	Century Aluminum Co.	1,591,875	29,545
	Kaiser Aluminum Corp.	479,849	29,088
	Tronox Holdings plc	3,676,403	25,882
	Radius Recycling Inc.	788,603	22,775
*,1	Energy Fuels Inc.	5,975,181	22,287
*	Magnera Corp.	1,135,050	20,613

		Shares	Market Value ($000)
*	Ecovyst Inc.	3,299,116	20,455
	Ryerson Holding Corp.	868,247	19,935
	AdvanSix Inc.	798,731	18,091
*	Metallus Inc.	1,305,070	17,436
	Koppers Holdings Inc.	613,538	17,179
*	Ivanhoe Electric Inc.	2,676,292	15,549
*	Clearwater Paper Corp.	500,842	12,706
*	Northwest Pipe Co.	298,954	12,347
*	Compass Minerals International Inc.	1,300,950	12,086
*	Rayonier Advanced Materials Inc.	2,027,677	11,659
*	LSB Industries Inc.	1,593,849	10,503
*	Intrepid Potash Inc.	352,625	10,364
	Mativ Holdings Inc.	1,624,405	10,120
	Olympic Steel Inc.	316,854	9,987
*,1	ASP Isotopes Inc.	1,619,043	7,593
*,1	Ur-Energy Inc.	10,853,553	7,316
*	Dakota Gold Corp.	2,382,626	6,314
*,1	GrafTech International Ltd.	7,143,691	6,246
*	Tredegar Corp.	806,119	6,207
*,1	United States Antimony Corp.	2,524,776	5,555
*	Idaho Strategic Resources Inc.	335,400	4,800
	Omega Flex Inc.	106,345	3,699
	American Vanguard Corp.	816,830	3,594
*,1	Piedmont Lithium Inc.	548,730	3,457
*	Ascent Industries Co.	270,803	3,428
	FutureFuel Corp.	827,344	3,227
*	NN Inc.	1,417,702	3,204
	Northern Technologies International Corp.	303,498	3,159
	Friedman Industries Inc.	206,582	3,076
*	Perma-Pipe International Holdings Inc.	215,853	2,683
*	Alto Ingredients Inc.	2,286,976	2,607
*	Contango ORE Inc.	250,691	2,560
*,1	American Battery Technology Co.	2,263,996	2,332
*	Unifi Inc.	483,220	2,324
*,1	Origin Materials Inc.	3,376,460	2,241
*,1	US Gold Corp.	235,428	2,140
*,1	NioCorp Developments Ltd.	1,036,087	2,041
*	Gold Resource Corp.	3,723,545	1,898
*,1	Hycroft Mining Holding Corp. Class A	538,471	1,745
*	Culp Inc.	342,414	1,712
	Flexible Solutions International Inc.	277,169	1,400
*,1	LanzaTech Global Inc.	4,315,514	1,045
*,1	Ampco-Pittsburgh Corp.	436,953	948
	United-Guardian Inc.	92,236	829
*	Westwater Resources Inc.	1,414,240	780
*,1	Comstock Inc.	270,171	659
*	CPS Technologies Corp.	412,694	656
*	Paramount Gold Nevada Corp.	1,244,020	460
	Chicago Rivet & Machine Co.	28,369	309
*,1	5E Advanced Materials Inc.	65,150	250
*	TechPrecision Corp.	76,873	177
*,1,2	American Infrastructure Corp. (XNAS)	74,661	—
*,1,2	American Infrastructure Corp.	298,660	—
*,1,2	ReElement Technologies Corp.	696,874	—
			27,200,757
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	301,459,477	57,355,680
*	Tesla Inc.	86,411,612	22,394,433
	Costco Wholesale Corp.	14,029,662	13,268,974
*	Netflix Inc.	13,520,124	12,607,921
	Walmart Inc.	139,639,975	12,258,993
	Home Depot Inc.	31,399,808	11,507,716
	McDonald's Corp.	22,585,685	7,055,090
	Walt Disney Co.	57,100,096	5,635,779
*	Uber Technologies Inc.	66,022,051	4,810,367
	Booking Holdings Inc.	1,037,149	4,778,052
	TJX Cos. Inc.	35,527,117	4,327,203
	Lowe's Cos. Inc.	17,846,253	4,162,282
	Starbucks Corp.	35,901,847	3,521,612

		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	1,824,181	2,613,285
	NIKE Inc. Class B	37,307,337	2,368,270
*	Chipotle Mexican Grill Inc.	42,830,017	2,150,495
*	AutoZone Inc.	530,281	2,021,845
	Hilton Worldwide Holdings Inc.	7,599,634	1,729,297
	Marriott International Inc. Class A	6,967,727	1,659,713
	Royal Caribbean Cruises Ltd.	7,660,460	1,573,765
*	Copart Inc.	27,449,163	1,553,348
	Target Corp.	14,479,052	1,511,034
*	Airbnb Inc. Class A	12,511,748	1,494,653
	General Motors Co.	31,442,027	1,478,719
	Yum! Brands Inc.	8,821,785	1,388,196
	Ross Stores Inc.	10,421,507	1,331,764
	Ford Motor Co.	122,962,149	1,233,310
	Electronic Arts Inc.	8,234,158	1,190,001
	DR Horton Inc.	8,953,528	1,138,262
*	Take-Two Interactive Software Inc.	5,300,879	1,098,607
*	ROBLOX Corp. Class A	18,584,065	1,083,265
	Garmin Ltd.	4,859,024	1,055,040
	eBay Inc.	15,147,139	1,025,916
*	Lululemon Athletica Inc.	3,501,871	991,240
	Tractor Supply Co.	16,792,763	925,281
	Delta Air Lines Inc.	20,427,406	890,635
*	Carvana Co.	4,024,004	841,339
*	Trade Desk Inc. Class A	14,317,684	783,464
	Darden Restaurants Inc.	3,697,278	768,146
*	Warner Bros Discovery Inc.	69,771,737	748,651
*	United Airlines Holdings Inc.	10,408,512	718,708
	Lennar Corp. Class A	6,246,726	716,999
*	Live Nation Entertainment Inc.	5,159,611	673,742
	PulteGroup Inc.	6,376,638	655,518
	Expedia Group Inc.	3,892,065	654,256
*	NVR Inc.	89,472	648,170
	Southwest Airlines Co.	18,703,487	628,063
	Williams-Sonoma Inc.	3,891,685	615,275
	Dollar General Corp.	6,962,400	612,204
*	Carnival Corp.	31,289,977	611,093
*	Liberty Media Corp.-Liberty Formula One Class C	6,591,086	593,264
	RB Global Inc.	5,840,414	585,794
*	Deckers Outdoor Corp.	4,807,282	537,502
*	Ulta Beauty Inc.	1,465,421	537,135
	Genuine Parts Co.	4,381,217	521,978
	Omnicom Group Inc.	6,216,897	515,443
	Rollins Inc.	9,191,353	496,609
*	DraftKings Inc. Class A	14,688,502	487,805
*	Dollar Tree Inc.	6,476,791	486,213
*	Burlington Stores Inc.	2,010,368	479,131
*	BJ's Wholesale Club Holdings Inc.	4,177,202	476,619
	Tapestry Inc.	6,559,200	461,833
	Domino's Pizza Inc.	977,124	448,940
	Best Buy Co. Inc.	6,069,991	446,812
	Estee Lauder Cos. Inc. Class A	6,666,317	439,977
*,1	Aptiv plc	7,236,096	430,548
	Las Vegas Sands Corp.	10,179,997	393,253
*	CarMax Inc.	4,891,424	381,140
	News Corp. Class A	13,880,800	377,835
	Somnigroup International Inc.	6,236,641	373,450
	Fox Corp. Class A	6,543,803	370,379
	Pool Corp.	1,144,871	364,470
*	Duolingo Inc. Class A	1,139,227	353,776
	Texas Roadhouse Inc. Class A	2,113,464	352,167
	Dick's Sporting Goods Inc.	1,740,794	350,874
	LKQ Corp.	8,222,993	349,806
	Service Corp. International	4,349,466	348,827
	TKO Group Holdings Inc. Class A	2,183,216	333,617
	Toll Brothers Inc.	3,149,684	332,575
*,1	Rivian Automotive Inc. Class A	26,682,659	332,199
	Interpublic Group of Cos. Inc.	11,799,999	320,488
	Aramark	8,329,719	287,542
*	GameStop Corp. Class A	12,707,462	283,631

		Shares	Market Value ($000)
*	Floor & Decor Holdings Inc. Class A	3,398,525	273,479
*	Cava Group Inc.	3,106,235	268,410
	Murphy USA Inc.	567,501	266,618
*	Norwegian Cruise Line Holdings Ltd.	13,940,454	264,311
	Ralph Lauren Corp.	1,192,156	263,157
	Hasbro Inc.	4,189,763	257,629
*	Planet Fitness Inc. Class A	2,665,050	257,470
	New York Times Co. Class A	4,901,210	243,100
	Lithia Motors Inc. Class A	827,728	242,971
*	Skechers USA Inc. Class A	4,176,890	237,164
*	Bright Horizons Family Solutions Inc.	1,834,458	233,050
	Churchill Downs Inc.	2,093,369	232,510
	H&R Block Inc.	4,231,393	232,346
*	Light & Wonder Inc.	2,666,769	230,969
*	Ollie's Bargain Outlet Holdings Inc.	1,938,582	225,573
	Wyndham Hotels & Resorts Inc.	2,457,600	222,437
*	American Airlines Group Inc.	20,950,025	221,023
	Wynn Resorts Ltd.	2,524,968	210,835
	Bath & Body Works Inc.	6,847,120	207,605
[1]	Paramount Global Class B	17,236,347	206,147
*	Dutch Bros Inc. Class A	3,305,681	204,093
	Wingstop Inc.	903,376	203,784
*	Mattel Inc.	10,378,076	201,646
*	Brinker International Inc.	1,334,890	198,965
	BorgWarner Inc.	6,901,676	197,733
	VF Corp.	12,334,090	191,425
*	Alaska Air Group Inc.	3,882,184	191,081
	Vail Resorts Inc.	1,188,779	190,228
*	MGM Resorts International	6,309,831	187,023
	U-Haul Holding Co. (XNYS)	3,069,835	181,673
*	Taylor Morrison Home Corp. Class A	2,998,965	180,058
*	AutoNation Inc.	1,106,232	179,121
*	Crocs Inc.	1,676,830	178,079
	Fox Corp. Class B	3,312,671	174,611
*	SiteOne Landscape Supply Inc.	1,430,987	173,779
	Nexstar Media Group Inc. Class A	931,808	166,999
	Gentex Corp.	7,143,196	166,436
*,1	Stride Inc.	1,300,056	164,457
*	Champion Homes Inc.	1,717,938	162,792
	Gap Inc.	7,750,327	159,734
*	Caesars Entertainment Inc.	6,377,360	159,434
	Whirlpool Corp.	1,742,447	157,047
*	Chewy Inc. Class A	4,824,343	156,839
[1]	Hyatt Hotels Corp. Class A	1,271,612	155,772
*	Grand Canyon Education Inc.	894,388	154,747
	Group 1 Automotive Inc.	398,337	152,145
	Meritage Homes Corp.	2,142,499	151,860
*	Etsy Inc.	3,215,730	151,718
	Lear Corp.	1,674,151	147,694
*	Lyft Inc. Class A	11,669,446	138,516
*	Valvoline Inc.	3,974,029	138,336
*	Asbury Automotive Group Inc.	614,281	135,658
*	Cavco Industries Inc.	256,661	133,369
[1]	Sirius XM Holdings Inc.	5,898,469	132,981
	Warner Music Group Corp. Class A	4,189,003	131,325
*	Five Below Inc.	1,741,419	130,476
*	Abercrombie & Fitch Co. Class A	1,614,080	123,267
	Boyd Gaming Corp.	1,840,407	121,154
	Thor Industries Inc.	1,588,543	120,427
	Lennar Corp. Class B	1,090,413	118,931
[1]	Choice Hotels International Inc.	881,109	116,994
*	Adtalem Global Education Inc.	1,140,480	114,778
	KB Home	1,963,723	114,132
	PVH Corp.	1,760,431	113,794
	Kontoor Brands Inc.	1,726,757	110,737
*	RH	467,210	109,519
*	Urban Outfitters Inc.	2,055,805	107,724
*	Liberty Media Corp.-Liberty Live Class C	1,565,518	106,674
*	elf Beauty Inc.	1,694,084	106,372
*	Shake Shack Inc. Class A	1,199,702	105,778

		Shares	Market Value ($000)
*	SkyWest Inc.	1,202,051	105,023
	Macy's Inc.	8,326,479	104,581
*	Boot Barn Holdings Inc.	959,746	103,106
	Six Flags Entertainment Corp.	2,846,315	101,528
	Academy Sports & Outdoors Inc.	2,209,475	100,774
*,1	Wayfair Inc. Class A	3,055,351	97,863
*	Dorman Products Inc.	811,099	97,770
*	Madison Square Garden Sports Corp.	489,685	95,351
	Rush Enterprises Inc. Class A	1,776,856	94,902
	Travel + Leisure Co.	2,028,062	93,879
	TEGNA Inc.	5,081,379	92,583
*,1	Lucid Group Inc. Class A	38,046,153	92,072
*	Life Time Group Holdings Inc.	3,046,687	92,010
	Penske Automotive Group Inc.	638,521	91,934
*	M/I Homes Inc.	801,827	91,553
	Graham Holdings Co. Class B	94,865	91,152
	Harley-Davidson Inc.	3,591,285	90,680
*	Frontdoor Inc.	2,313,887	88,900
*	YETI Holdings Inc.	2,663,741	88,170
[1]	Cinemark Holdings Inc.	3,480,396	86,627
*	Tri Pointe Homes Inc.	2,668,500	85,179
*	Laureate Education Inc.	4,055,723	82,940
	Nordstrom Inc.	3,386,149	82,791
	Newell Brands Inc.	13,202,688	81,857
*	Hilton Grand Vacations Inc.	2,149,257	80,404
	Wendy's Co.	5,430,526	79,449
*	Penn Entertainment Inc.	4,843,544	78,998
	Signet Jewelers Ltd.	1,339,560	77,775
*	Goodyear Tire & Rubber Co.	8,238,423	76,123
*	Sweetgreen Inc. Class A	3,000,436	75,071
	Columbia Sportswear Co.	989,455	74,892
*	Peloton Interactive Inc. Class A	11,845,417	74,863
	Advance Auto Parts Inc.	1,886,978	73,988
*	ACV Auctions Inc. Class A	5,057,577	71,261
[1]	Cheesecake Factory Inc.	1,451,124	70,612
*	Capri Holdings Ltd.	3,545,623	69,955
	Polaris Inc.	1,683,600	68,927
	Red Rock Resorts Inc. Class A	1,587,986	68,871
	PriceSmart Inc.	779,640	68,491
*	Visteon Corp.	876,573	68,040
	LCI Industries	767,649	67,116
*	OPENLANE Inc.	3,468,699	66,877
*	Liberty Media Corp.-Liberty Formula One Class A	807,417	65,780
	American Eagle Outfitters Inc.	5,583,161	64,876
	Marriott Vacations Worldwide Corp.	1,000,839	64,294
	HNI Corp.	1,444,669	64,071
	Interparfums Inc.	556,946	63,419
	Strategic Education Inc.	742,149	62,311
*	Hanesbrands Inc.	10,570,799	60,994
[1]	Acushnet Holdings Corp.	880,065	60,425
*	Coty Inc. Class A	11,021,377	60,287
	Century Communities Inc.	891,616	59,827
	John Wiley & Sons Inc. Class A	1,300,662	57,957
	Steven Madden Ltd.	2,164,583	57,664
*	Green Brick Partners Inc.	984,867	57,428
	Dana Inc.	4,107,763	54,756
	News Corp. Class B	1,793,652	54,473
	Phinia Inc.	1,272,497	53,992
*	Central Garden & Pet Co. Class A	1,603,479	52,482
	La-Z-Boy Inc.	1,336,747	52,253
*	Atlanta Braves Holdings Inc. Class C	1,289,723	51,602
*,1	QuantumScape Corp. Class A	12,057,269	50,158
*	TripAdvisor Inc.	3,496,494	49,545
	Perdoceo Education Corp.	1,933,295	48,680
	Worthington Enterprises Inc.	940,374	47,103
	Levi Strauss & Co. Class A	2,951,761	46,018
*	Victoria's Secret & Co.	2,473,862	45,964
*	JetBlue Airways Corp.	9,285,032	44,754
	Carter's Inc.	1,071,973	43,844
	MillerKnoll Inc.	2,212,435	42,346

		Shares	Market Value ($000)
*	LGI Homes Inc.	636,496	42,308
*	Foot Locker Inc.	2,990,007	42,159
	Papa John's International Inc.	1,019,292	41,873
*	Knowles Corp.	2,695,694	40,975
*	Liberty Media Corp.-Liberty Live Class A	602,677	40,524
*,1	AMC Entertainment Holdings Inc. Class A	13,793,292	39,587
*,1	Avis Budget Group Inc.	511,453	38,819
*	United Parks & Resorts Inc.	849,537	38,620
*	Helen of Troy Ltd.	718,125	38,413
	Upbound Group Inc.	1,583,869	37,949
*	Madison Square Garden Entertainment Corp. Class A	1,125,347	36,844
	Buckle Inc.	956,305	36,646
*	Sonos Inc.	3,424,726	36,542
*	Universal Technical Institute Inc.	1,418,362	36,424
*	Everi Holdings Inc.	2,574,451	35,193
	Interface Inc. Class A	1,752,947	34,778
	PROG Holdings Inc.	1,281,967	34,100
[1]	Dillard's Inc. Class A	94,201	33,736
*	G-III Apparel Group Ltd.	1,210,622	33,111
	Wolverine World Wide Inc.	2,370,247	32,970
*	Under Armour Inc. Class C	5,525,264	32,875
*	Sabre Corp.	11,500,365	32,316
	Leggett & Platt Inc.	4,064,487	32,150
	Monarch Casino & Resort Inc.	409,379	31,829
*	National Vision Holdings Inc.	2,474,993	31,630
*	Driven Brands Holdings Inc.	1,783,406	30,568
	Camping World Holdings Inc. Class A	1,875,736	30,312
	Winnebago Industries Inc.	879,109	30,294
*	Fox Factory Holding Corp.	1,295,525	30,238
	Steelcase Inc. Class A	2,745,852	30,095
	Winmark Corp.	93,524	29,728
*	QuinStreet Inc.	1,664,151	29,688
*	Sally Beauty Holdings Inc.	3,230,597	29,172
*	Arlo Technologies Inc.	2,954,017	29,156
*	Under Armour Inc. Class A	4,654,362	29,090
*,1	Sphere Entertainment Co.	873,283	28,574
*	Lions Gate Entertainment Corp. Class B	3,581,685	28,367
	Oxford Industries Inc.	468,733	27,501
[1]	Cracker Barrel Old Country Store Inc.	698,942	27,133
*	Rush Street Interactive Inc.	2,521,644	27,032
[1]	Kohl's Corp.	3,280,103	26,831
*	Revolve Group Inc. Class A	1,233,574	26,510
*	Gentherm Inc.	988,677	26,437
*	Integral Ad Science Holding Corp.	3,062,473	24,684
*	Mister Car Wash Inc.	3,032,905	23,930
*	Udemy Inc.	3,076,151	23,871
*	BJ's Restaurants Inc.	693,530	23,760
*	Topgolf Callaway Brands Corp.	3,553,940	23,420
	Sonic Automotive Inc. Class A	410,868	23,403
*	Coursera Inc.	3,462,761	23,062
*	Liquidity Services Inc.	719,456	22,310
*	Global Business Travel Group I	3,070,801	22,294
*	Cars.com Inc.	1,974,034	22,247
*	Lions Gate Entertainment Corp. Class A	2,432,438	21,527
	Ethan Allen Interiors Inc.	761,944	21,106
	Rush Enterprises Inc. Class B	372,651	21,062
*	Portillo's Inc. Class A	1,750,444	20,813
	Sturm Ruger & Co. Inc.	528,703	20,773
*,1	Dream Finders Homes Inc. Class A	919,803	20,751
*	First Watch Restaurant Group Inc.	1,239,151	20,632
*	Sun Country Airlines Holdings Inc.	1,667,062	20,538
	Allegiant Travel Co.	397,396	20,525
*,1	XPEL Inc.	695,981	20,448
	Matthews International Corp. Class A	910,212	20,243
*	Beazer Homes USA Inc.	935,418	19,073
*	Figs Inc. Class A	4,104,909	18,842
*	Malibu Boats Inc. Class A	611,155	18,750
	Caleres Inc.	1,070,432	18,444
	Sinclair Inc.	1,145,115	18,242
*,1	U-Haul Holding Co.	278,933	18,231

		Shares	Market Value ($000)
	Golden Entertainment Inc.	679,520	17,933
*,1	Dave & Buster's Entertainment Inc.	996,101	17,501
*	Daily Journal Corp.	43,565	17,326
	Bloomin' Brands Inc.	2,395,896	17,179
*	Accel Entertainment Inc. Class A	1,722,810	17,090
	Carriage Services Inc. Class A	425,057	16,471
[1]	Jack in the Box Inc.	601,976	16,368
*	Thryv Holdings Inc.	1,261,441	16,159
*	Stagwell Inc. Class A	2,651,522	16,042
	A-Mark Precious Metals Inc.	598,737	15,190
*	Hovnanian Enterprises Inc. Class A	142,633	14,935
	Build-A-Bear Workshop Inc.	399,564	14,852
*	PlayAGS Inc.	1,218,411	14,755
*	Pursuit Attractions & Hospitality Inc.	414,720	14,677
	Standard Motor Products Inc.	581,993	14,509
*	American Axle & Manufacturing Holdings Inc.	3,515,734	14,309
*	Arhaus Inc. Class A	1,598,500	13,907
*,1	RealReal Inc.	2,549,404	13,741
*	ODP Corp.	953,589	13,665
*	MarineMax Inc.	635,096	13,655
*	Corsair Gaming Inc.	1,519,786	13,465
*	Eastman Kodak Co.	2,128,139	13,450
*	Lincoln Educational Services Corp.	843,910	13,393
*,1	Hertz Global Holdings Inc.	3,352,538	13,209
*	National CineMedia Inc.	2,233,699	13,045
	Monro Inc.	894,649	12,946
[1]	Krispy Kreme Inc.	2,624,815	12,914
*	Gannett Co. Inc.	4,413,308	12,754
	Smith & Wesson Brands Inc.	1,341,698	12,505
	Shoe Carnival Inc.	559,480	12,303
	Marcus Corp.	735,658	12,278
*,1	Frontier Group Holdings Inc.	2,826,175	12,266
[1]	Guess? Inc.	1,077,660	11,930
	Scholastic Corp.	630,986	11,913
	Gray Media Inc.	2,665,912	11,517
*	Lindblad Expeditions Holdings Inc.	1,201,420	11,137
	RCI Hospitality Holdings Inc.	256,985	11,035
*	Clear Channel Outdoor Holdings Inc.	9,778,203	10,854
	Dine Brands Global Inc.	454,348	10,573
*,1	Red Cat Holdings Inc.	1,709,434	10,051
*	America's Car-Mart Inc.	218,504	9,918
*	Stitch Fix Inc. Class A	3,047,439	9,904
*,1	Kura Sushi USA Inc. Class A	190,225	9,740
*,1	Serve Robotics Inc.	1,638,600	9,422
*	American Public Education Inc.	420,105	9,377
*,1	Beyond Inc.	1,578,093	9,153
*	MasterCraft Boat Holdings Inc.	521,750	8,985
*,1	Atlanta Braves Holdings Inc. Class A	199,566	8,755
*	Legacy Housing Corp.	340,761	8,594
	Global Industrial Co.	379,420	8,499
*,1	KinderCare Learning Cos. Inc.	724,877	8,401
	Haverty Furniture Cos. Inc.	420,411	8,291
*	Clean Energy Fuels Corp.	5,274,154	8,175
*	El Pollo Loco Holdings Inc.	792,945	8,167
*,1	Lovesac Co.	439,573	7,991
*	Potbelly Corp.	832,674	7,919
*,1	Cooper-Standard Holdings Inc.	514,169	7,877
	Movado Group Inc.	469,555	7,851
*	Zumiez Inc.	510,789	7,606
*	Petco Health & Wellness Co. Inc. Class A	2,474,432	7,547
	Cricut Inc. Class A	1,465,028	7,545
*	Genesco Inc.	348,093	7,390
	Arko Corp.	1,801,796	7,117
*	Latham Group Inc.	1,092,296	7,023
*	Turtle Beach Corp.	489,919	6,991
*	Funko Inc. Class A	986,200	6,765
*	EW Scripps Co. Class A	2,202,640	6,520
[1]	Lucky Strike Entertainment Corp.	665,920	6,499
	Nathan's Famous Inc.	66,926	6,450
	JAKKS Pacific Inc.	259,971	6,413

		Shares	Market Value ($000)
	Weyco Group Inc.	208,993	6,370
*,1	Xponential Fitness Inc. Class A	762,526	6,352
*	AMC Networks Inc. Class A	900,255	6,194
*	ThredUp Inc. Class A	2,518,694	6,070
*	American Outdoor Brands Inc.	477,385	5,805
*	Smith Douglas Homes Corp. Class A	297,310	5,803
*	Central Garden & Pet Co.	157,780	5,784
*	Strattec Security Corp.	145,120	5,726
*,1	OneWater Marine Inc. Class A	351,414	5,686
	Lakeland Industries Inc.	278,388	5,654
*	Motorcar Parts of America Inc.	588,822	5,594
*	iHeartMedia Inc. Class A	3,366,849	5,555
*	Landsea Homes Corp.	855,429	5,492
*	Boston Omaha Corp. Class A	375,194	5,470
*	ContextLogic Inc. Class A	782,601	5,463
*	Denny's Corp.	1,459,008	5,355
*,1	BARK Inc.	3,840,492	5,338
*,1	1-800-Flowers.com Inc. Class A	880,497	5,195
	Flexsteel Industries Inc.	141,934	5,182
*,1	Savers Value Village Inc.	741,537	5,117
	Hamilton Beach Brands Holding Co. Class A	262,475	5,100
*	Outbrain Inc.	1,346,128	5,021
*	Tile Shop Holdings Inc.	771,927	5,002
*,1	Barnes & Noble Education Inc.	471,200	4,948
[1]	Designer Brands Inc. Class A	1,339,813	4,890
*	Holley Inc.	1,889,165	4,855
	Bassett Furniture Industries Inc.	317,683	4,845
*	Biglari Holdings Inc. Class B	22,111	4,788
	Superior Group of Cos. Inc.	436,143	4,771
	Escalade Inc.	306,815	4,694
*,1	Wheels Up Experience Inc.	4,391,687	4,436
	J. Jill Inc.	222,353	4,343
*,1	Full House Resorts Inc.	1,033,257	4,319
*	Sleep Number Corp.	666,153	4,223
*,1	Torrid Holdings Inc.	765,932	4,197
	Virco Manufacturing Corp.	437,246	4,136
	Hooker Furnishings Corp.	411,372	4,130
*,1	Luminar Technologies Inc. Class A	749,093	4,038
	Rocky Brands Inc.	231,780	4,026
	Entravision Communications Corp. Class A	1,854,105	3,894
*	Citi Trends Inc.	175,845	3,892
*	AMMO Inc.	2,806,875	3,873
*,1	Vuzix Corp.	1,888,919	3,853
*	Kewaunee Scientific Corp.	96,393	3,796
*	Stoneridge Inc.	824,834	3,786
*,1	European Wax Center Inc. Class A	944,262	3,730
*,1	Faraday Future Intelligent Electric Inc. Class A	3,174,640	3,587
	Johnson Outdoors Inc. Class A	142,367	3,536
*	Lands' End Inc.	345,972	3,522
*	Playstudios Inc.	2,755,380	3,499
*,1	Travelzoo	249,980	3,407
[1]	Clarus Corp.	899,792	3,374
	Townsquare Media Inc. Class A	375,809	3,059
*,1	SES AI Corp. Class A	5,421,499	2,823
[1]	Marine Products Corp.	326,201	2,737
*	Traeger Inc.	1,624,549	2,729
*	Leslie's Inc.	3,697,393	2,719
	CuriosityStream Inc.	986,623	2,644
*,1	Blink Charging Co.	2,865,298	2,629
*,1	GoPro Inc. Class A	3,817,000	2,530
*,1	Cardlytics Inc.	1,382,961	2,517
*,1	Nerdy Inc.	1,772,138	2,516
*,1	Ondas Holdings Inc.	2,350,328	2,515
*,1	ONE Group Hospitality Inc.	823,550	2,462
*	iRobot Corp.	903,929	2,441
*,1	Destination XL Group Inc.	1,634,109	2,386
[1]	Paramount Global Class A	104,748	2,383
*	Universal Electronics Inc.	378,720	2,318
*	QVC Group Inc.	10,701,126	2,152
*	Biglari Holdings Inc. Class A	1,924	2,116

		Shares	Market Value ($000)
	Lifetime Brands Inc.	412,426	2,033
*	Envela Corp.	323,754	2,017
*	Chegg Inc.	3,118,650	1,993
*	Superior Industries International Inc.	883,561	1,882
	Canterbury Park Holding Corp.	102,453	1,870
	Cato Corp. Class A	548,521	1,827
*	Century Casinos Inc.	1,077,016	1,820
*	CarParts.com Inc.	1,730,090	1,730
*,1	Vera Bradley Inc.	762,128	1,715
*	Gaia Inc. Class A	441,899	1,701
*,1	Fossil Group Inc.	1,471,211	1,692
[1]	Saga Communications Inc. Class A	134,076	1,672
*,1	Lee Enterprises Inc.	158,706	1,647
*	Noodles & Co. Class A	1,507,750	1,643
*,1	Tilly's Inc. Class A	738,888	1,626
*	Vacasa Inc. Class A	297,202	1,599
*,1	Red Robin Gourmet Burgers Inc.	446,247	1,589
*	LiveOne Inc.	2,197,979	1,536
	NL Industries Inc.	171,000	1,351
*,1	Children's Place Inc.	154,476	1,350
[1]	CompX International Inc.	64,007	1,326
*,1	Cineverse Corp. Class A	400,503	1,266
*,1	WW International Inc.	2,400,773	1,255
*	Purple Innovation Inc. Class A	1,645,889	1,250
*,1	RumbleON Inc. Class B	441,826	1,246
*	VOXX International Corp. Class A	159,622	1,197
	Crown Crafts Inc.	320,259	1,166
*	Sportsman's Warehouse Holdings Inc.	1,116,772	1,110
*	Marchex Inc. Class B	668,193	1,089
*,1	Unusual Machines Inc.	167,554	1,072
*,1	Surf Air Mobility Inc.	395,637	1,056
*	Spruce Power Holding Corp.	432,459	1,042
*,1	Allbirds Inc. Class A	153,995	992
*,1	Grove Collaborative Holdings Class A	698,126	942
*	Harte Hanks Inc.	194,041	931
*	Mesa Air Group Inc.	1,175,804	921
*	IZEA Worldwide Inc.	416,877	875
*	Good Times Restaurants Inc.	350,945	863
*	Duluth Holdings Inc. Class B	488,310	850
*,1	Kartoon Studios Inc.	1,183,703	735
*,1	Koss Corp.	152,507	720
*,1	GEN Restaurant Group Inc. Class A	130,100	718
*	Reading International Inc. Class A	508,467	707
	Big 5 Sporting Goods Corp.	687,266	665
*	DallasNews Corp.	143,687	655
*,1	Sonder Holdings Inc.	305,169	610
*	Brilliant Earth Group Inc. Class A	381,195	602
	Ark Restaurants Corp.	58,667	593
*,1	Kirkland's Inc.	436,447	550
*,1	FlexShopper Inc.	425,184	544
[1]	FAT Brands Inc. Class A	179,002	516
*	Urban One Inc.	708,677	510
*,1	Focus Universal Inc.	118,704	495
*	SPAR Group Inc.	369,200	487
	Jerash Holdings US Inc.	135,468	461
*,1	Aterian Inc.	199,372	419
*	Fluent Inc.	185,048	403
	Flanigan's Enterprises Inc.	14,768	365
*,1	United Homes Group Inc. Class A	129,859	364
*	Live Ventures Inc.	45,160	345
	Tandy Leather Factory Inc.	106,253	308
*	Owlet Inc. Class A	82,008	302
*,1	Rent the Runway Inc. Class A	64,661	288
*,1	Inspirato Inc. Class A	64,760	268
*,1	Lulu's Fashion Lounge Holdings Inc.	632,289	253
*	Rave Restaurant Group Inc.	82,367	227
*	Allied Gaming & Entertainment Inc.	188,817	193
*,1	Legacy Education Inc.	26,352	189
*	Cumulus Media Inc. Class A	413,398	183
*,1	Twin Hospitality Group Inc.	26,743	182

		Shares	Market Value ($000)
*	Sadot Group Inc.	63,222	169
*,2	Luby's Inc.	449,752	157
*,1	Solo Brands Inc. Class A	893,926	150
*,1	Dolphin Entertainment Inc.	134,883	136
*	GameSquare Holdings Inc.	212,162	126
*	Stran & Co. Inc.	106,424	105
*	PodcastOne Inc.	54,900	88
*,1	Beasley Broadcast Group Inc. Class A	15,832	88
*	flyExclusive Inc.	26,224	82
*,1	Xcel Brands Inc.	26,546	75
*,1	Envirotech Vehicles Inc.	293,755	74
*,1	Lazydays Holdings Inc.	194,354	63
*	Urban One Inc. Class A	41,162	59
	FAT Brands Inc. Class B	17,809	47
*	Educational Development Corp.	32,911	45
*,2	SRAX Inc.	590,641	41
*,1	Snail Inc. Class A	31,578	28
*	Yunhong Green CTI Ltd.	21,935	22
*	AXIL Brands Inc.	929	5
	Gray Media Inc. Class A	270	2
			241,328,581
Consumer Staples (4.4%)
	Procter & Gamble Co.	74,131,634	12,633,513
	Philip Morris International Inc.	49,134,498	7,799,119
	Coca-Cola Co.	108,765,448	7,789,781
	PepsiCo Inc.	43,360,647	6,501,495
	Altria Group Inc.	53,415,731	3,206,012
	Mondelez International Inc. Class A	40,890,028	2,774,388
	CVS Health Corp.	39,843,732	2,699,413
	McKesson Corp.	3,960,271	2,665,223
	Colgate-Palmolive Co.	25,643,332	2,402,780
	Cencora Inc.	5,513,366	1,533,212
	Kimberly-Clark Corp.	10,473,012	1,489,472
	Kenvue Inc.	60,431,161	1,449,139
	Kroger Co.	20,601,202	1,394,495
	Corteva Inc.	21,896,583	1,377,952
	Keurig Dr Pepper Inc.	38,623,079	1,321,682
*	Monster Beverage Corp.	21,519,585	1,259,326
	Sysco Corp.	15,446,747	1,159,124
	General Mills Inc.	17,401,919	1,040,461
	Constellation Brands Inc. Class A	4,851,698	890,384
	Church & Dwight Co. Inc.	7,786,376	857,202
	Kraft Heinz Co.	26,370,996	802,469
	Hershey Co.	4,673,420	799,295
	Archer-Daniels-Midland Co.	15,130,427	726,412
	Kellanova	8,754,977	722,198
	McCormick & Co. Inc. (Non-Voting)	7,962,057	655,357
	Tyson Foods Inc. Class A	9,030,979	576,267
	Clorox Co.	3,895,212	573,570
	Casey's General Stores Inc.	1,172,539	508,929
*	US Foods Holding Corp.	7,263,660	475,479
*	Sprouts Farmers Market Inc.	3,113,669	475,270
	Conagra Brands Inc.	15,106,997	402,904
*	Performance Food Group Co.	4,931,133	387,735
	J M Smucker Co.	3,205,020	379,506
	Molson Coors Beverage Co. Class B	5,389,841	328,080
	Bunge Global SA	4,218,682	322,392
	Brown-Forman Corp. Class B	9,108,663	309,148
*	BellRing Brands Inc.	4,051,697	301,689
	Hormel Foods Corp.	9,534,406	294,995
	Ingredion Inc.	2,014,179	272,337
	Campbell's Co.	6,114,788	244,102
	Walgreens Boots Alliance Inc.	21,834,555	243,892
	Albertsons Cos. Inc. Class A	11,004,022	241,978
	Lamb Weston Holdings Inc.	4,516,561	240,733
	Primo Brands Corp. Class A	6,546,214	232,325
	Coca-Cola Consolidated Inc.	159,319	215,081
*	Post Holdings Inc.	1,593,703	185,443
*,1	Celsius Holdings Inc.	4,460,137	158,870

		Shares	Market Value ($000)
*	Darling Ingredients Inc.	5,035,587	157,312
*	Freshpet Inc.	1,536,286	127,773
	Cal-Maine Foods Inc.	1,261,445	114,665
	Flowers Foods Inc.	6,008,760	114,227
	Lancaster Colony Corp.	612,978	107,271
	WD-40 Co.	427,509	104,312
*	Simply Good Foods Co.	2,814,490	97,072
	Energizer Holdings Inc.	2,238,972	66,990
*	Boston Beer Co. Inc. Class A	261,556	62,470
*	Chefs' Warehouse Inc.	1,130,164	61,549
*,1	Pilgrim's Pride Corp.	1,121,486	61,132
	Spectrum Brands Holdings Inc.	776,609	55,566
*	United Natural Foods Inc.	1,794,369	49,148
	Edgewell Personal Care Co.	1,552,173	48,443
	J & J Snack Foods Corp.	366,626	48,292
	Brown-Forman Corp. Class A	1,344,036	44,985
	Andersons Inc.	1,014,689	43,561
	Universal Corp.	745,221	41,770
*	TreeHouse Foods Inc.	1,489,782	40,358
*	Grocery Outlet Holding Corp.	2,874,910	40,191
	Reynolds Consumer Products Inc.	1,653,753	39,459
	Weis Markets Inc.	507,928	39,136
*	Vita Coco Co. Inc.	1,254,359	38,446
[1]	WK Kellogg Co.	1,904,997	37,967
	Fresh Del Monte Produce Inc.	1,214,495	37,443
*	Vital Farms Inc.	1,017,125	30,992
	National Beverage Corp.	732,628	30,433
	Turning Point Brands Inc.	504,379	29,980
	Ingles Markets Inc. Class A	457,790	29,816
	Utz Brands Inc.	2,071,958	29,173
*	Herbalife Ltd.	3,019,056	26,054
	John B Sanfilippo & Son Inc.	313,924	22,245
	SpartanNash Co.	1,062,102	21,518
	Tootsie Roll Industries Inc.	654,437	20,602
	Seaboard Corp.	7,611	20,528
	Natural Grocers by Vitamin Cottage Inc.	424,908	17,081
[1]	B&G Foods Inc.	2,367,041	16,262
	Oil-Dri Corp. of America	325,702	14,956
*	Seneca Foods Corp. Class A	163,001	14,514
*	Mission Produce Inc.	1,339,097	14,034
*	Honest Co. Inc.	2,885,410	13,561
[1]	MGP Ingredients Inc.	448,695	13,183
	Calavo Growers Inc.	532,751	12,781
	ACCO Brands Corp.	2,844,367	11,918
*	Hain Celestial Group Inc.	2,827,788	11,735
*,1	Westrock Coffee Co.	1,561,726	11,276
	Nu Skin Enterprises Inc. Class A	1,486,105	10,789
	Limoneira Co.	587,466	10,410
	Village Super Market Inc. Class A	267,495	10,168
*	USANA Health Sciences Inc.	358,868	9,679
*,1	Guardian Pharmacy Services Inc. Class A	358,400	7,620
	Alico Inc.	244,552	7,297
*	Mama's Creations Inc.	1,057,577	6,885
*,1	Beyond Meat Inc.	2,171,281	6,622
*	HF Foods Group Inc.	1,245,444	6,103
*	Nature's Sunshine Products Inc.	396,518	4,976
[1]	Lifevantage Corp.	315,513	4,600
*	Medifast Inc.	327,034	4,408
*	Lifeway Foods Inc.	172,782	4,225
*,1	Olaplex Holdings Inc.	3,125,319	3,969
*,1	Beauty Health Co.	2,545,830	3,411
*,1	BRC Inc. Class A	1,594,854	3,333
*,1	PetMed Express Inc.	615,970	2,581
*,1	Veru Inc.	3,889,604	1,906
*	GrowGeneration Corp.	1,729,460	1,868
*,1	Smithfield Foods Inc.	87,145	1,777
*,1	PLBY Group Inc.	1,582,683	1,741
*	Zevia PBC Class A	755,847	1,633
*	Farmer Bros Co.	511,916	1,136
*,1	Cibus Inc. Class A	516,084	965

		Shares	Market Value ($000)
	AMCON Distributing Co.	7,756	910
*	Willamette Valley Vineyards Inc.	152,433	905
*,1	Barfresh Food Group Inc.	255,384	779
*	FitLife Brands Inc.	51,616	625
*	Natural Alternatives International Inc.	162,521	559
*,1	Bridgford Foods Corp.	48,787	392
*	Mannatech Inc.	32,118	295
*,1	Local Bounti Corp.	130,217	268
*,1	S&W Seed Co.	30,228	219
*	Rocky Mountain Chocolate Factory Inc.	128,662	157
*	Urban-Gro Inc.	227,616	92
*,1	Maison Solutions Inc. Class A	77,000	79
*	Synergy CHC Corp.	22,134	53
*,1	Splash Beverage Group Inc.	18,638	26
*	Benson Hill Inc.	13,679	1
			75,536,271
Energy (3.8%)
	Exxon Mobil Corp.	137,173,538	16,314,049
	Chevron Corp.	52,877,760	8,845,920
	ConocoPhillips	40,222,944	4,224,214
	Williams Cos. Inc.	38,523,559	2,302,168
	EOG Resources Inc.	17,774,485	2,279,400
	ONEOK Inc.	19,722,059	1,956,823
	Schlumberger NV	42,904,958	1,793,427
	Kinder Morgan Inc.	59,662,479	1,702,171
	Phillips 66	12,892,464	1,591,961
	Cheniere Energy Inc.	6,713,066	1,553,403
	Hess Corp.	9,246,871	1,477,003
	Marathon Petroleum Corp.	9,882,735	1,439,816
	Targa Resources Corp.	6,898,895	1,383,021
	Baker Hughes Co.	31,299,615	1,375,618
	Valero Energy Corp.	9,950,356	1,314,144
	Occidental Petroleum Corp.	20,797,448	1,026,562
	EQT Corp.	18,878,546	1,008,681
	Diamondback Energy Inc.	5,939,563	949,617
	Texas Pacific Land Corp.	616,851	817,321
	Expand Energy Corp.	6,985,653	777,643
	Devon Energy Corp.	20,460,120	765,209
	Coterra Energy Inc.	22,883,671	661,338
	Halliburton Co.	24,530,052	622,327
	TechnipFMC plc	13,436,193	425,793
*	First Solar Inc.	3,219,473	407,038
*	Antero Resources Corp.	9,361,178	378,566
	Ovintiv Inc.	8,232,535	352,353
	DT Midstream Inc.	3,184,740	307,264
	Range Resources Corp.	7,254,425	289,669
	Permian Resources Corp.	20,061,041	277,845
*	Enphase Energy Inc.	3,981,627	247,060
	APA Corp.	11,743,358	246,845
	Chord Energy Corp.	1,939,468	218,617
	Antero Midstream Corp.	10,639,317	191,508
*	NEXTracker Inc. Class A	4,320,576	182,069
	Viper Energy Inc. Class A	4,027,740	181,852
	Matador Resources Co.	3,557,103	181,732
	NOV Inc.	11,869,585	180,655
	ChampionX Corp.	6,037,838	179,928
	HF Sinclair Corp.	5,045,470	165,895
	Magnolia Oil & Gas Corp. Class A	5,681,749	143,521
*	CNX Resources Corp.	4,471,808	140,773
	Archrock Inc.	5,243,947	137,601
	Core Natural Resources Inc.	1,615,062	124,521
	Murphy Oil Corp.	4,378,950	124,362
	Weatherford International plc	2,305,312	123,449
	California Resources Corp.	2,582,932	113,572
	SM Energy Co.	3,614,016	108,240
	Civitas Resources Inc.	2,887,257	100,736
	Cactus Inc. Class A	2,134,413	97,820
	Patterson-UTI Energy Inc.	11,859,773	97,487
	Noble Corp. plc	4,054,676	96,096

		Shares	Market Value ($000)
	Northern Oil & Gas Inc.	2,995,604	90,557
*	Gulfport Energy Corp.	478,730	88,153
*,1	Transocean Ltd.	25,055,322	79,425
	Liberty Energy Inc. Class A	4,995,867	79,085
	Warrior Met Coal Inc.	1,647,520	78,620
*,1	Valaris Ltd.	1,950,100	76,561
	Helmerich & Payne Inc.	2,804,971	73,266
*	Oceaneering International Inc.	3,196,799	69,722
	Kinetik Holdings Inc. Class A	1,237,379	64,269
*	Tidewater Inc.	1,490,214	62,991
	Crescent Energy Co. Class A	5,540,423	62,274
	Kodiak Gas Services Inc.	1,645,994	61,396
*	DNOW Inc.	3,353,662	57,281
	Peabody Energy Corp.	3,743,854	50,729
	World Kinect Corp.	1,767,164	50,117
	Sitio Royalties Corp. Class A	2,442,656	48,536
	PBF Energy Inc. Class A	2,530,428	48,306
*	Comstock Resources Inc.	2,269,402	46,160
*	NextDecade Corp.	5,756,093	44,782
*	Talos Energy Inc.	4,311,787	41,911
*,1	Plug Power Inc.	30,753,264	41,517
*	Alpha Metallurgical Resources Inc.	328,844	41,188
[1]	Atlas Energy Solutions Inc.	2,295,729	40,956
[1]	New Fortress Energy Inc. Class A	4,781,003	39,730
*	Helix Energy Solutions Group Inc.	4,554,573	37,849
	Select Water Solutions Inc. Class A	3,267,026	34,304
*	Calumet Inc.	2,544,004	32,258
*	Expro Group Holdings NV	3,142,584	31,237
*	MRC Global Inc.	2,589,953	29,733
*,1	Centrus Energy Corp. Class A	473,125	29,433
	Delek US Holdings Inc.	1,929,738	29,081
	SunCoke Energy Inc.	2,663,866	24,508
*	Bristow Group Inc. Class A	764,658	24,148
*	Par Pacific Holdings Inc.	1,668,222	23,789
*,1	Array Technologies Inc.	4,753,626	23,150
	Core Laboratories Inc.	1,476,550	22,133
[1]	Venture Global Inc. Class A	2,126,169	21,900
*	American Superconductor Corp.	1,192,880	21,639
	CVR Energy Inc.	1,106,020	21,457
*	Innovex International Inc.	1,174,502	21,094
*	Vital Energy Inc.	966,700	20,513
*	ProPetro Holding Corp.	2,724,361	20,024
*	REX American Resources Corp.	497,857	18,704
[1]	Vitesse Energy Inc.	733,373	18,034
*	Shoals Technologies Group Inc. Class A	5,363,848	17,808
*	Summit Midstream Corp.	517,500	17,538
	RPC Inc.	3,035,114	16,693
	Solaris Energy Infrastructure Inc. Class A	750,691	16,335
*	NPK International Inc.	2,456,459	14,272
*	Flowco Holdings Inc. Class A	553,093	14,187
	Riley Exploration Permian Inc.	457,148	13,335
	Granite Ridge Resources Inc.	2,147,631	13,058
	VAALCO Energy Inc.	3,353,157	12,608
*	TETRA Technologies Inc.	3,720,195	12,500
*	Ameresco Inc. Class A	1,028,653	12,426
*	Nabors Industries Ltd.	286,860	11,965
*	Hallador Energy Co.	943,136	11,582
*,1	BKV Corp.	535,989	11,256
	SandRidge Energy Inc.	982,399	11,219
*,1	EVgo Inc. Class A	3,887,337	10,340
*	Matrix Service Co.	817,496	10,161
*	Oil States International Inc.	1,921,953	9,898
*,1	Fluence Energy Inc.	2,004,603	9,722
*	Green Plains Inc.	1,933,221	9,376
*,1	Gevo Inc.	7,192,344	8,343
*	Natural Gas Services Group Inc.	372,764	8,190
*,1	ChargePoint Holdings Inc.	12,624,445	7,638
[1]	HighPeak Energy Inc.	596,143	7,547
*,1	Infinity Natural Resources Inc. Class A	394,668	7,400
*	Forum Energy Technologies Inc.	367,639	7,393

		Shares	Market Value ($000)
*	Flotek Industries Inc.	832,146	6,932
[1]	Ramaco Resources Inc. Class A	825,797	6,796
	Ranger Energy Services Inc. Class A	457,348	6,490
	Berry Corp.	1,920,512	6,165
*	Ring Energy Inc.	5,209,206	5,991
*,1	ProFrac Holding Corp. Class A	734,887	5,578
*	DMC Global Inc.	592,287	4,987
[1]	W&T Offshore Inc.	3,005,663	4,659
	Evolution Petroleum Corp.	896,652	4,645
	Epsilon Energy Ltd.	638,076	4,505
*	PrimeEnergy Resources Corp.	19,756	4,502
*,1	Solid Power Inc.	4,245,093	4,457
*,1	T1 Energy Inc.	3,491,300	4,399
*	Amplify Energy Corp.	1,168,987	4,372
[1]	NACCO Industries Inc. Class A	121,254	4,090
	PHX Minerals Inc.	1,009,748	3,989
*	Montauk Renewables Inc.	1,907,327	3,986
*,1	SEACOR Marine Holdings Inc.	784,724	3,971
*,1	Geospace Technologies Corp.	461,249	3,326
[1]	Energy Services of America Corp.	340,555	3,218
*,1	FuelCell Energy Inc.	614,847	2,822
*,1	Complete Solaria Inc.	1,742,125	2,700
*	Gulf Island Fabrication Inc.	409,380	2,645
*,1	Aemetis Inc.	1,411,740	2,456
*,1	Empire Petroleum Corp.	356,115	2,236
	Smart Sand Inc.	854,190	2,212
*,1	Stem Inc.	4,862,609	1,703
*	Ocean Power Technologies Inc.	3,646,460	1,662
*,1	KLX Energy Services Holdings Inc.	413,144	1,446
*,1	Sunnova Energy International Inc.	3,638,314	1,353
*	Ideal Power Inc.	240,292	1,250
[1]	Ramaco Resources Inc. Class B	162,588	1,156
*,1	OPAL Fuels Inc. Class A	627,434	1,154
*,1	TPI Composites Inc.	1,410,006	1,136
*,1	American Resources Corp.	2,090,623	977
*,1	Mammoth Energy Services Inc.	453,591	925
*,1	Beam Global	424,844	867
*,1	Stabilis Solutions Inc.	169,932	824
*,1	Drilling Tools International Corp.	296,724	703
*,1	Nine Energy Service Inc.	609,231	688
*	PEDEVCO Corp.	845,432	592
*,1	FTC Solar Inc.	204,430	587
*,1	ESS Tech Inc.	153,945	502
*,1	US Energy Corp. Class A	416,409	500
*	Barnwell Industries Inc.	267,900	434
	Mexco Energy Corp.	44,605	349
*,1	Verde Clean Fuels Inc.	88,500	296
*,1	Battalion Oil Corp.	223,426	290
*,1	Houston American Energy Corp.	374,078	288
*,1	SolarMax Technology Inc.	88,808	107
*	NCS Multistage Holdings Inc.	2,998	105
*	Tigo Energy Inc.	107,459	90
	Dawson Geophysical Co.	2,842	4
*,1,2	Novusterra Inc.	174,215	—
			64,382,130
Financials (12.1%)
*	Berkshire Hathaway Inc. Class B	56,082,920	29,868,642
	JPMorgan Chase & Co.	88,376,778	21,678,824
	Bank of America Corp.	208,720,683	8,709,914
	Wells Fargo & Co.	103,908,407	7,459,585
	Progressive Corp.	18,518,360	5,240,881
	Goldman Sachs Group Inc.	9,434,115	5,153,763
	S&P Global Inc.	9,961,073	5,061,221
	Morgan Stanley	38,236,246	4,461,023
	Charles Schwab Corp.	54,462,573	4,263,330
	Blackrock Inc.	4,417,947	4,181,498
	Citigroup Inc.	54,928,398	3,899,367
	Marsh & McLennan Cos. Inc.	15,538,134	3,791,771
	Chubb Ltd.	12,108,281	3,656,580

		Shares	Market Value ($000)
	Blackstone Inc.	22,816,931	3,189,351
	Intercontinental Exchange Inc.	18,167,240	3,133,849
	CME Group Inc.	11,394,557	3,022,862
	Arthur J Gallagher & Co.	8,051,154	2,779,580
	Aon plc Class A	6,489,011	2,589,699
	KKR & Co. Inc.	21,049,581	2,433,542
	Moody's Corp.	4,836,106	2,252,126
	PNC Financial Services Group Inc.	12,476,186	2,192,939
	US Bancorp	49,231,423	2,078,551
	Aflac Inc.	17,264,184	1,919,605
	Bank of New York Mellon Corp.	22,652,544	1,899,869
	Travelers Cos. Inc.	7,163,621	1,894,491
	Allstate Corp.	8,381,691	1,735,597
	Apollo Global Management Inc.	12,610,405	1,726,869
	Truist Financial Corp.	41,203,915	1,695,541
	American International Group Inc.	18,755,628	1,630,614
	Ameriprise Financial Inc.	3,036,179	1,469,845
	MetLife Inc.	18,297,116	1,469,075
	Discover Financial Services	7,936,239	1,354,716
	MSCI Inc.	2,332,078	1,318,790
	Prudential Financial Inc.	11,180,009	1,248,583
	Hartford Insurance Group Inc.	9,001,619	1,113,770
	Nasdaq Inc.	14,535,547	1,102,667
	Arch Capital Group Ltd.	11,299,480	1,086,784
*	Coinbase Global Inc. Class A	6,307,753	1,086,384
	Willis Towers Watson plc	3,152,338	1,065,333
*	Robinhood Markets Inc. Class A	24,264,068	1,009,870
	Brown & Brown Inc.	7,689,203	956,537
*	Berkshire Hathaway Inc. Class A	1,187	947,750
	M&T Bank Corp.	5,170,509	924,228
	Broadridge Financial Solutions Inc.	3,691,097	894,943
	Ares Management Corp. Class A	5,957,508	873,430
	Fifth Third Bancorp	20,928,794	820,409
	Raymond James Financial Inc.	5,838,506	811,027
	LPL Financial Holdings Inc.	2,422,270	792,421
	State Street Corp.	8,645,962	774,073
	Cboe Global Markets Inc.	3,309,551	748,918
	Cincinnati Financial Corp.	4,929,285	728,154
*	Markel Group Inc.	382,327	714,802
	Huntington Bancshares Inc.	45,907,431	689,071
	T. Rowe Price Group Inc.	7,025,355	645,419
	W R Berkley Corp.	9,013,322	641,388
	Regions Financial Corp.	28,661,118	622,806
	Principal Financial Group Inc.	7,131,257	601,664
	Northern Trust Corp.	5,853,776	577,475
	KeyCorp	34,857,508	557,372
	First Citizens BancShares Inc. Class A	297,355	551,332
	FactSet Research Systems Inc.	1,205,399	548,023
	Tradeweb Markets Inc. Class A	3,672,002	545,145
	Interactive Brokers Group Inc. Class A	3,274,147	542,166
	Citizens Financial Group Inc.	13,081,499	535,949
	Fidelity National Financial Inc.	8,226,489	535,380
	Equitable Holdings Inc.	9,694,255	504,974
	Everest Group Ltd.	1,358,071	493,428
	Loews Corp.	5,348,531	491,583
	Unum Group	5,497,162	447,799
	Reinsurance Group of America Inc.	2,085,491	410,633
	East West Bancorp Inc.	4,377,734	392,945
	Blue Owl Capital Inc. Class A	19,294,271	386,657
*	SoFi Technologies Inc.	33,043,867	384,300
	RenaissanceRe Holdings Ltd.	1,559,980	374,395
	Annaly Capital Management Inc.	18,305,842	371,792
	Carlyle Group Inc.	7,907,698	344,697
	Kinsale Capital Group Inc.	699,769	340,585
	Erie Indemnity Co. Class A	805,735	337,643
	Assurant Inc.	1,600,527	335,711
	Globe Life Inc.	2,524,981	332,590
	First Horizon Corp.	16,727,980	324,857
	Ally Financial Inc.	8,700,106	317,293
	Primerica Inc.	1,053,354	299,711

		Shares	Market Value ($000)
	SouthState Corp.	3,193,214	296,394
	American Financial Group Inc.	2,247,779	295,223
	Stifel Financial Corp.	3,120,389	294,128
	Old Republic International Corp.	7,187,479	281,893
	Webster Financial Corp.	5,416,797	279,236
[1]	AGNC Investment Corp.	29,123,587	279,004
	SEI Investments Co.	3,584,289	278,248
	Houlihan Lokey Inc. Class A	1,716,682	277,244
	Western Alliance Bancorp	3,297,502	253,347
	Ryan Specialty Holdings Inc. Class A	3,376,990	249,458
	Corebridge Financial Inc.	7,853,602	247,938
	Commerce Bancshares Inc.	3,970,813	247,104
	MarketAxess Holdings Inc.	1,135,297	245,621
	Pinnacle Financial Partners Inc.	2,314,914	245,473
	Comerica Inc.	4,155,669	245,434
	Jefferies Financial Group Inc.	4,548,337	243,654
	Morningstar Inc.	809,393	242,713
	Wintrust Financial Corp.	2,100,303	236,200
	Evercore Inc. Class A	1,173,630	234,397
	Zions Bancorp NA	4,641,649	231,433
*	Mr. Cooper Group Inc.	1,919,637	229,589
	Axis Capital Holdings Ltd.	2,287,394	229,288
	Cullen/Frost Bankers Inc.	1,827,841	228,846
	RLI Corp.	2,737,785	219,926
	Old National Bancorp	10,049,527	212,949
	UMB Financial Corp.	2,056,842	207,947
	Popular Inc.	2,235,842	206,525
	Voya Financial Inc.	3,027,007	205,110
	Prosperity Bancshares Inc.	2,872,211	204,990
	First American Financial Corp.	3,100,057	203,457
[1]	Starwood Property Trust Inc.	10,089,991	199,479
	Synovus Financial Corp.	4,226,992	197,570
	Lincoln National Corp.	5,404,758	194,085
	Invesco Ltd.	12,669,208	192,192
	Franklin Resources Inc.	9,938,460	191,315
	Rithm Capital Corp.	16,358,105	187,300
	MGIC Investment Corp.	7,528,303	186,551
	OneMain Holdings Inc.	3,795,675	185,533
	SLM Corp.	6,295,875	184,910
	Jackson Financial Inc. Class A	2,158,606	180,848
	Hanover Insurance Group Inc.	1,018,888	177,236
	Essent Group Ltd.	3,060,122	176,630
	Selective Insurance Group Inc.	1,921,836	175,925
	Cadence Bank	5,794,443	175,919
*	Clearwater Analytics Holdings Inc. Class A	6,472,624	173,466
	Hamilton Lane Inc. Class A	1,156,377	171,919
	Columbia Banking System Inc.	6,632,126	165,405
	Home BancShares Inc.	5,682,113	160,633
	Glacier Bancorp Inc.	3,546,843	156,841
	Radian Group Inc.	4,614,642	152,606
	FNB Corp.	11,282,449	151,749
	White Mountains Insurance Group Ltd.	77,340	148,942
	United Bankshares Inc.	4,256,260	147,565
	Bank OZK	3,388,635	147,236
	Lazard Inc.	3,385,577	146,595
	Affiliated Managers Group Inc.	868,591	145,949
	Janus Henderson Group plc	4,018,359	145,264
	FirstCash Holdings Inc.	1,206,700	145,190
	TPG Inc. Class A	3,035,045	143,952
	First Financial Bankshares Inc.	3,889,969	139,728
	Hancock Whitney Corp.	2,614,536	137,132
	Assured Guaranty Ltd.	1,531,048	134,885
	Piper Sandler Cos.	536,265	132,811
	Valley National Bancorp	14,855,790	132,068
	Moelis & Co. Class A	2,241,888	130,837
	ServisFirst Bancshares Inc.	1,546,109	127,709
	Kemper Corp.	1,878,350	125,568
	CNO Financial Group Inc.	2,970,763	123,732
	Flagstar Financial Inc.	10,585,892	123,008
*	Enstar Group Ltd.	362,571	120,511

		Shares	Market Value ($000)
	Ameris Bancorp	2,077,317	119,591
*	Upstart Holdings Inc.	2,558,593	117,772
*,1	MARA Holdings Inc.	10,193,090	117,221
	International Bancshares Corp.	1,769,845	111,606
	Associated Banc-Corp	4,906,131	110,535
*	Axos Financial Inc.	1,706,636	110,112
*	Palomar Holdings Inc.	794,151	108,862
*	Brighthouse Financial Inc.	1,876,437	108,815
*	Texas Capital Bancshares Inc.	1,444,768	107,924
	StepStone Group Inc. Class A	2,043,815	106,748
	United Community Banks Inc.	3,789,222	106,591
[1]	Blackstone Mortgage Trust Inc. Class A	5,253,005	105,060
	Fulton Financial Corp.	5,762,149	104,237
	BGC Group Inc. Class A	11,225,186	102,935
	First Bancorp	5,262,070	100,874
	Federated Hermes Inc. Class B	2,462,242	100,386
	Eastern Bankshares Inc.	6,085,705	99,806
	First Hawaiian Inc.	4,044,877	98,857
	Virtu Financial Inc. Class A	2,567,393	97,869
	PJT Partners Inc. Class A	709,597	97,839
	WSFS Financial Corp.	1,865,288	96,752
*	StoneX Group Inc.	1,265,600	96,667
*	Genworth Financial Inc. Class A	13,474,831	95,537
	Community Financial System Inc.	1,677,133	95,362
*	Baldwin Insurance Group Inc. Class A	2,114,236	94,485
	Cathay General Bancorp	2,141,207	92,136
*	NMI Holdings Inc. Class A	2,498,611	90,075
	Victory Capital Holdings Inc. Class A	1,547,124	89,532
	WesBanco Inc.	2,873,684	88,969
	PennyMac Financial Services Inc.	880,769	88,174
	Bank of Hawaii Corp.	1,259,045	86,836
*	Oscar Health Inc. Class A	6,549,257	85,861
	Walker & Dunlop Inc.	1,002,190	85,547
	Independent Bank Corp.	1,361,540	85,300
	Atlantic Union Bankshares Corp.	2,707,933	84,325
	BankUnited Inc.	2,400,824	82,684
	Simmons First National Corp. Class A	4,020,907	82,549
	Goosehead Insurance Inc. Class A	696,631	82,244
	First Interstate BancSystem Inc. Class A	2,864,112	82,057
	Artisan Partners Asset Management Inc. Class A	2,065,976	80,780
*	Credit Acceptance Corp.	153,621	79,322
	CVB Financial Corp.	4,191,656	77,378
*	Enova International Inc.	794,974	76,763
*	Bancorp Inc.	1,434,876	75,819
	BOK Financial Corp.	720,311	75,020
	WaFd Inc.	2,608,325	74,546
	First Merchants Corp.	1,801,670	72,860
	Bread Financial Holdings Inc.	1,450,826	72,657
	Towne Bank	2,118,067	72,417
	First Financial Bancorp	2,864,967	71,567
	Cohen & Steers Inc.	889,458	71,379
	Park National Corp.	460,232	69,679
	Seacoast Banking Corp. of Florida	2,704,217	69,579
*,1	Riot Platforms Inc.	9,745,222	69,386
	Banner Corp.	1,085,277	69,208
	Provident Financial Services Inc.	3,895,532	66,886
	Renasant Corp.	1,963,621	66,626
*,1	Lemonade Inc.	2,075,800	65,242
	Pacific Premier Bancorp Inc.	3,048,592	64,996
	BancFirst Corp.	580,603	63,791
	Stock Yards Bancorp Inc.	912,800	63,038
	Stewart Information Services Corp.	878,070	62,650
*	Skyward Specialty Insurance Group Inc.	1,175,398	62,202
	NBT Bancorp Inc.	1,417,456	60,809
	Banc of California Inc.	4,273,546	60,642
[1]	Arbor Realty Trust Inc.	5,128,007	60,254
	Trustmark Corp.	1,743,427	60,131
	Enterprise Financial Services Corp.	1,115,935	59,970
	OFG Bancorp	1,440,657	57,655
	Horace Mann Educators Corp.	1,310,021	55,977

		Shares	Market Value ($000)
	Pathward Financial Inc.	756,987	55,222
	First Busey Corp.	2,540,879	54,883
*,1	Sable Offshore Corp.	2,127,569	53,976
*	SiriusPoint Ltd.	3,074,823	53,164
	Federal Agricultural Mortgage Corp. Class C	280,385	52,575
[1]	Rocket Cos. Inc. Class A	4,326,643	52,223
	FB Financial Corp.	1,124,757	52,144
	City Holding Co.	442,443	51,974
	First Bancorp (XNGS)	1,244,979	49,973
	Lakeland Financial Corp.	831,325	49,414
	First Commonwealth Financial Corp.	3,170,676	49,272
	Mercury General Corp.	871,061	48,692
	Nelnet Inc. Class A	436,811	48,455
	Northwest Bancshares Inc.	3,992,253	47,987
	S&T Bancorp Inc.	1,258,720	46,636
	National Bank Holdings Corp. Class A	1,193,069	45,659
*	Customers Bancorp Inc.	902,802	45,321
	Hilltop Holdings Inc.	1,444,555	43,987
	Two Harbors Investment Corp.	3,251,668	43,442
	Nicolet Bankshares Inc.	394,304	42,963
	Apollo Commercial Real Estate Finance Inc.	4,460,921	42,691
	Ladder Capital Corp.	3,665,212	41,820
[1]	ARMOUR Residential REIT Inc.	2,402,383	41,081
	Veritex Holdings Inc.	1,644,734	41,069
*	Triumph Financial Inc.	706,342	40,827
	Westamerica Bancorp	803,051	40,658
	HCI Group Inc.	269,489	40,216
	PennyMac Mortgage Investment Trust	2,734,980	40,067
	Stellar Bancorp Inc.	1,442,900	39,911
	Employers Holdings Inc.	785,195	39,762
*	Root Inc. Class A	295,921	39,488
	German American Bancorp Inc.	1,032,832	38,731
	Compass Diversified Holdings	2,063,673	38,529
	Sandy Spring Bancorp Inc.	1,353,942	37,843
	Hope Bancorp Inc.	3,609,671	37,793
*	ProAssurance Corp.	1,607,147	37,527
	Virtus Investment Partners Inc.	216,796	37,367
*	Trupanion Inc.	995,507	37,103
[1]	WisdomTree Inc.	4,107,877	36,642
	QCR Holdings Inc.	510,209	36,388
*	Coastal Financial Corp.	395,062	35,718
[1]	Ellington Financial Inc.	2,675,913	35,483
	Berkshire Hills Bancorp Inc.	1,359,455	35,468
	Safety Insurance Group Inc.	446,986	35,258
*	LendingClub Corp.	3,346,023	34,531
	Dime Community Bancshares Inc.	1,230,443	34,305
	Enact Holdings Inc.	961,254	33,404
	Preferred Bank	398,920	33,374
	MFA Financial Inc.	3,250,951	33,355
	Cannae Holdings Inc.	1,811,233	33,200
	Dynex Capital Inc.	2,540,089	33,072
	TriCo Bancshares	823,790	32,927
	Franklin BSP Realty Trust Inc.	2,575,313	32,809
	AMERISAFE Inc.	612,867	32,206
	Chimera Investment Corp.	2,498,789	32,059
	Safehold Inc.	1,692,521	31,684
	Origin Bancorp Inc.	909,923	31,547
	Peoples Bancorp Inc.	1,059,560	31,427
	Navient Corp.	2,472,964	31,234
	First Bancshares Inc.	888,624	30,044
	Bank First Corp.	295,773	29,796
	OceanFirst Financial Corp.	1,748,714	29,746
	ConnectOne Bancorp Inc.	1,196,787	29,094
	Brookline Bancorp Inc.	2,658,504	28,978
	Live Oak Bancshares Inc.	1,072,094	28,582
	Heritage Financial Corp.	1,096,326	26,674
*,1	Dave Inc.	318,631	26,338
	Southside Bancshares Inc.	907,134	26,271
	Community Trust Bancorp Inc.	510,413	25,704
[1]	Ready Capital Corp.	5,029,711	25,601

		Shares	Market Value ($000)
	Redwood Trust Inc.	4,161,389	25,260
	Univest Financial Corp.	879,686	24,948
	Amerant Bancorp Inc. Class A	1,193,308	24,630
	1st Source Corp.	408,312	24,421
*	Porch Group Inc.	3,339,422	24,344
*	Encore Capital Group Inc.	708,372	24,283
*	PRA Group Inc.	1,175,816	24,245
	First Mid Bancshares Inc.	674,437	23,538
[1]	Orchid Island Capital Inc.	3,121,891	23,477
	Business First Bancshares Inc.	959,557	23,365
*	EZCORP Inc. Class A	1,581,570	23,281
	Tompkins Financial Corp.	367,190	23,126
	Acadian Asset Management Inc.	892,638	23,084
	BrightSpire Capital Inc. Class A	4,111,437	22,860
	Old Second Bancorp Inc.	1,372,869	22,845
	F&G Annuities & Life Inc.	628,731	22,666
	Burke & Herbert Financial Services Corp.	399,403	22,410
	Central Pacific Financial Corp.	818,851	22,142
	TFS Financial Corp.	1,770,692	21,939
	Hanmi Financial Corp.	957,192	21,690
	Merchants Bancorp	578,661	21,410
	Mercantile Bank Corp.	488,725	21,230
	Independent Bank Corp. (Michigan)	664,441	20,458
	Byline Bancorp Inc.	781,327	20,440
[1]	UWM Holdings Corp. Class A	3,737,778	20,408
	KKR Real Estate Finance Trust Inc.	1,865,140	20,144
*	NB Bancorp Inc.	1,102,761	19,927
	Capitol Federal Financial Inc.	3,551,119	19,886
	Horizon Bancorp Inc.	1,312,790	19,797
	Universal Insurance Holdings Inc.	829,265	19,654
	Equity Bancshares Inc. Class A	491,067	19,348
	GCM Grosvenor Inc. Class A	1,439,205	19,041
	Northeast Bank	206,775	18,928
	Eagle Bancorp Inc.	900,495	18,910
	Washington Trust Bancorp Inc.	610,424	18,838
*	Metropolitan Bank Holding Corp.	331,979	18,587
	First Community Bankshares Inc.	491,840	18,537
	New York Mortgage Trust Inc.	2,834,499	18,396
	Camden National Corp.	433,585	17,547
*	LendingTree Inc.	348,649	17,527
	Heritage Commerce Corp.	1,832,733	17,448
	Orrstown Financial Services Inc.	576,338	17,296
	TrustCo Bank Corp.	567,118	17,286
	P10 Inc. Class A	1,468,705	17,257
	Tiptree Inc. Class A	708,467	17,067
*	Bowhead Specialty Holdings Inc.	414,053	16,831
	Esquire Financial Holdings Inc.	222,154	16,746
	Republic Bancorp Inc. Class A	262,294	16,740
	Great Southern Bancorp Inc.	300,748	16,652
	TPG RE Finance Trust Inc.	2,031,714	16,558
	Oppenheimer Holdings Inc. Class A	275,535	16,430
	United Fire Group Inc.	555,709	16,371
	Southern Missouri Bancorp Inc.	313,918	16,330
	First Financial Corp.	317,896	15,571
	HomeTrust Bancshares Inc.	451,920	15,492
	Metrocity Bankshares Inc.	560,454	15,452
	Amalgamated Financial Corp.	533,421	15,336
[1]	Invesco Mortgage Capital Inc.	1,915,399	15,112
	MidWestOne Financial Group Inc.	503,741	14,916
*	Selectquote Inc.	4,375,250	14,613
	Farmers National Banc Corp.	1,110,242	14,489
	Financial Institutions Inc.	579,980	14,476
	Capital City Bank Group Inc.	398,471	14,329
	Peapack-Gladstone Financial Corp.	503,609	14,302
	SmartFinancial Inc.	456,579	14,190
*	Hippo Holdings Inc.	552,353	14,118
	Mid Penn Bancorp Inc.	541,926	14,041
	CNB Financial Corp.	629,023	13,996
	Northfield Bancorp Inc.	1,281,890	13,985
	Claros Mortgage Trust Inc.	3,716,994	13,864

		Shares	Market Value ($000)
*	Columbia Financial Inc.	917,850	13,768
	Five Star Bancorp	470,674	13,085
	HarborOne Bancorp Inc.	1,256,821	13,033
	Northrim Bancorp Inc.	177,170	12,972
	Flushing Financial Corp.	1,004,939	12,763
	Shore Bancshares Inc.	937,014	12,687
*,1	Firstsun Capital Bancorp	349,400	12,631
	Diamond Hill Investment Group Inc.	87,653	12,520
	Bar Harbor Bankshares	423,319	12,488
[1]	Hingham Institution For Savings	52,287	12,434
*	Ambac Financial Group Inc.	1,419,284	12,419
	Peoples Financial Services Corp.	277,415	12,337
	Arrow Financial Corp.	468,456	12,316
	South Plains Financial Inc.	371,383	12,300
*	Third Coast Bancshares Inc.	367,701	12,270
*	TWFG Inc. Class A	394,940	12,208
	Alerus Financial Corp.	651,768	12,032
	Sierra Bancorp	419,887	11,706
*	World Acceptance Corp.	92,134	11,660
*	Carter Bankshares Inc.	713,080	11,538
	Enterprise Bancorp Inc.	294,007	11,446
	First Foundation Inc.	2,196,444	11,400
	First Bank	766,407	11,350
	First Business Financial Services Inc.	237,611	11,203
	Midland States Bancorp Inc.	647,918	11,092
*	California Bancorp	757,690	10,858
	Donegal Group Inc. Class A	545,757	10,713
	American Coastal Insurance Corp.	913,319	10,567
	Kearny Financial Corp.	1,686,747	10,559
	ACNB Corp.	255,764	10,527
*	Heritage Insurance Holdings Inc.	725,152	10,457
*	Greenlight Capital Re Ltd. Class A	750,834	10,174
	NewtekOne Inc.	849,108	10,155
	Guaranty Bancshares Inc.	252,355	10,102
	Bank of Marin Bancorp	456,571	10,077
	Capital Bancorp Inc.	351,075	9,946
	Community West Bancshares	534,564	9,879
	Investors Title Co.	40,926	9,866
	Civista Bancshares Inc.	498,664	9,744
	Home Bancorp Inc.	215,630	9,660
	West Bancorp Inc.	471,486	9,401
	Citizens & Northern Corp.	453,116	9,117
	HBT Financial Inc.	403,578	9,044
	Farmers & Merchants Bancorp Inc.	377,274	9,021
	Unity Bancorp Inc.	221,055	8,997
	FS Bancorp Inc.	236,483	8,989
	USCB Financial Holdings Inc.	482,890	8,962
*	Hagerty Inc. Class A	989,357	8,944
	Colony Bankcorp Inc.	552,479	8,923
*	Open Lending Corp.	3,205,851	8,848
	Northeast Community Bancorp Inc.	372,480	8,731
	Crawford & Co. Class B	750,816	8,574
	Southern States Bancshares Inc.	236,459	8,453
	BayCom Corp.	333,226	8,387
	First of Long Island Corp.	677,874	8,372
*	Bridgewater Bancshares Inc.	598,659	8,315
	Citizens Financial Services Inc.	142,125	8,250
	RBB Bancorp	493,157	8,137
*	Southern First Bancshares Inc.	241,081	7,936
*	Ponce Financial Group Inc.	621,347	7,872
	PCB Bancorp	402,063	7,523
	Chicago Atlantic Real Estate Finance Inc.	511,214	7,515
[1]	Ares Commercial Real Estate Corp.	1,620,581	7,503
	Timberland Bancorp Inc.	245,865	7,413
	Regional Management Corp.	245,340	7,387
	Plumas Bancorp	169,162	7,320
	First Bancorp Inc.	293,675	7,260
	Waterstone Financial Inc.	539,506	7,256
	Primis Financial Corp.	740,754	7,237
	ChoiceOne Financial Services Inc.	248,249	7,142

		Shares	Market Value ($000)
*,1	Exodus Movement Inc. Class A	154,600	7,071
	Virginia National Bankshares Corp.	193,511	6,982
*	FB Bancorp Inc.	614,000	6,914
*,1	MBIA Inc.	1,384,207	6,893
	C&F Financial Corp.	99,381	6,697
	Middlefield Banc Corp.	238,900	6,677
	First Internet Bancorp	248,309	6,650
	Red River Bancshares Inc.	128,295	6,626
*	HomeStreet Inc.	562,428	6,603
	Western New England Bancorp Inc.	693,837	6,453
	Evans Bancorp Inc.	164,399	6,407
*,1	Citizens Inc. Class A	1,404,593	6,391
	AG Mortgage Investment Trust Inc.	875,202	6,389
	MVB Financial Corp.	364,893	6,320
*	Blue Foundry Bancorp	680,937	6,265
*	Onity Group Inc.	193,496	6,254
	Medallion Financial Corp.	699,890	6,096
	John Marshall Bancorp Inc.	368,841	6,093
	Bankwell Financial Group Inc.	201,810	6,091
	Seven Hills Realty Trust	483,913	6,044
	Parke Bancorp Inc.	320,016	6,029
	First United Corp.	199,956	6,003
	Oak Valley Bancorp	240,221	5,996
	Penns Woods Bancorp Inc.	212,359	5,927
*	Abacus Global Management Inc.	791,107	5,925
	Princeton Bancorp Inc.	191,916	5,863
	Investar Holding Corp.	332,011	5,847
*	Pioneer Bancorp Inc.	497,901	5,830
	Fidelity D&D Bancorp Inc.	139,000	5,784
	First Community Corp.	255,221	5,758
	LCNB Corp.	386,517	5,717
	Chemung Financial Corp.	119,162	5,669
	Bank7 Corp.	146,279	5,667
	Norwood Financial Corp.	233,548	5,645
*	Security National Financial Corp. Class A	466,267	5,642
*	eHealth Inc.	839,804	5,610
*	FVCBankcorp Inc.	515,672	5,451
[1]	OppFi Inc.	584,824	5,439
	Richmond Mutual Bancorp Inc.	424,197	5,430
*	Provident Bancorp Inc.	471,499	5,413
[1]	First National Corp.	239,138	5,369
	Orange County Bancorp Inc.	228,304	5,340
	Silvercrest Asset Management Group Inc. Class A	325,066	5,318
*	ACRES Commercial Realty Corp.	245,355	5,317
	Ames National Corp.	302,690	5,303
	Meridian Corp.	367,884	5,298
	First Financial Northwest Inc.	230,464	5,222
	Hawthorn Bancshares Inc.	183,676	5,185
	OP Bancorp	427,662	5,140
	National Bankshares Inc.	192,646	5,130
	LINKBANCORP Inc.	753,487	5,109
	Greene County Bancorp Inc.	210,697	5,080
*	Sterling Bancorp Inc.	1,048,885	5,077
	Angel Oak Mortgage REIT Inc.	526,124	5,014
	Eagle Financial Services Inc.	152,300	4,994
*	Oportun Financial Corp.	907,605	4,983
	Citizens Community Bancorp Inc.	343,041	4,933
*	Blue Ridge Bankshares Inc.	1,511,645	4,928
*	Velocity Financial Inc.	260,900	4,881
	ESSA Bancorp Inc.	258,071	4,865
*	Kingstone Cos. Inc.	290,586	4,838
	SB Financial Group Inc.	230,900	4,807
*	Finwise Bancorp	271,560	4,755
*	First Western Financial Inc.	241,636	4,748
	Peoples Bancorp of North Carolina Inc.	172,508	4,699
	Franklin Financial Services Corp.	131,233	4,652
*,1	Finance of America Cos. Inc. Class A	218,821	4,652
*	BV Financial Inc.	304,245	4,643
*	ECB Bancorp Inc.	306,402	4,642
	Guild Holdings Co. Class A	299,868	4,588

		Shares	Market Value ($000)
	James River Group Holdings Ltd.	1,068,650	4,488
	BCB Bancorp Inc.	450,678	4,444
	BankFinancial Corp.	350,754	4,434
	NexPoint Diversified Real Estate Trust	1,139,059	4,363
	Hanover Bancorp Inc.	197,200	4,325
	Eagle Bancorp Montana Inc.	257,546	4,316
	Affinity Bancshares Inc.	241,500	4,289
	First Savings Financial Group Inc.	159,427	4,107
	Granite Point Mortgage Trust Inc.	1,575,875	4,097
	Westwood Holdings Group Inc.	248,444	4,025
	MainStreet Bancshares Inc.	235,574	3,939
	United Security Bancshares	437,554	3,920
	Sunrise Realty Trust Inc.	340,645	3,771
	Nexpoint Real Estate Finance Inc.	241,453	3,692
	Rithm Property Trust Inc.	1,272,918	3,653
	Riverview Bancorp Inc.	630,263	3,561
	William Penn Bancorp	318,150	3,474
	SR Bancorp Inc.	281,443	3,358
	Finward Bancorp	114,714	3,338
[1]	Cherry Hill Mortgage Investment Corp.	971,358	3,205
*,1	Kingsway Financial Services Inc.	396,099	3,137
	Ohio Valley Banc Corp.	119,616	3,116
	Union Bankshares Inc.	98,614	3,103
*	Heritage Global Inc.	1,389,895	3,030
*	AlTi Global Inc.	986,824	3,000
*	Prairie Operating Co.	558,901	2,990
*	Better Home & Finance Holding Co.	263,242	2,873
[1]	Advanced Flower Capital Inc.	511,591	2,850
*	loanDepot Inc. Class A	2,319,960	2,761
*	Consumer Portfolio Services Inc.	316,832	2,747
	Landmark Bancorp Inc.	98,367	2,680
	Provident Financial Holdings Inc.	178,916	2,610
*	NI Holdings Inc.	181,152	2,583
	Lument Finance Trust Inc.	988,070	2,579
	First Northwest Bancorp	247,244	2,512
*	SWK Holdings Corp.	138,755	2,413
*,1	Fifth District Bancorp Inc.	176,000	2,147
*,1	NSTS Bancorp Inc.	186,636	2,107
[1]	B. Riley Financial Inc.	524,437	2,030
	Territorial Bancorp Inc.	226,146	1,895
*	Broadway Financial Corp.	264,229	1,895
	Associated Capital Group Inc. Class A	48,920	1,875
[1]	Hennessy Advisors Inc.	185,534	1,848
	Sachem Capital Corp.	1,568,142	1,819
	CF Bankshares Inc.	82,409	1,816
*	Catalyst Bancorp Inc.	151,175	1,761
*,1	Forge Global Holdings Inc.	3,122,847	1,755
	Bank of the James Financial Group Inc.	114,189	1,688
	Summit State Bank	181,477	1,675
*	First Seacoast Bancorp	143,594	1,673
*,1	Central Plains Bancshares Inc.	110,036	1,642
	Manhattan Bridge Capital Inc.	262,659	1,552
[1]	Village Bank & Trust Financial Corp.	18,910	1,517
	First Guaranty Bancshares Inc.	195,977	1,509
*	Rhinebeck Bancorp Inc.	139,200	1,370
*	GoHealth Inc. Class A	111,517	1,368
*,1	Bakkt Holdings Inc. Class A	146,476	1,270
*	Chain Bridge Bancorp Inc. Class A	49,402	1,175
*	Great Elm Group Inc.	620,623	1,173
	AmeriServ Financial Inc.	458,124	1,113
*	Bogota Financial Corp.	141,305	1,082
*	OptimumBank Holdings Inc.	242,269	996
	Auburn National Bancorp Inc.	43,871	947
*	Old Market Capital Corp.	148,305	893
*	PB Bankshares Inc.	52,235	859
	US Global Investors Inc. Class A	377,369	853
*	Maiden Holdings Ltd.	1,475,921	842
	IF Bancorp Inc.	31,519	759
*,1	NeuroOne Medical Technologies Corp.	873,251	742
*	Katapult Holdings Inc.	65,728	672

		Shares	Market Value ($000)
*,1	Siebert Financial Corp.	212,011	638
	Crawford & Co. Class A	51,305	586
*,1	Bitcoin Depot Inc.	355,818	537
*,1	GCT Semiconductor Holding Inc.	326,764	536
	Bayfirst Financial Corp.	30,587	512
	Texas Community Bancshares Inc.	31,736	508
*,1	CXApp Inc.	494,624	445
[1]	MarketWise Inc.	816,134	403
*	Daxor Corp.	49,028	399
*	Fundamental Global Inc.	15,227	272
	First US Bancshares Inc.	12,821	171
*,1	DIH Holdings US Inc.	702,146	162
*,1	Binah Capital Group Inc.	78,329	151
*,1	Worksport Ltd.	47,060	150
*	SHF Holdings Inc.	26,360	113
	United Bancorp Inc.	8,251	111
	Glen Burnie Bancorp	14,318	73
*	Kentucky First Federal Bancorp	16,709	50
	Cohen & Co. Inc.	4,614	38
	Federal Agricultural Mortgage Corp. Class A	54	8
*,1	CaliberCos Inc. Class A	14,419	8
			206,332,339
Health Care (10.9%)
	Eli Lilly & Co.	26,971,079	22,275,684
	UnitedHealth Group Inc.	29,087,230	15,234,437
	Johnson & Johnson	76,106,038	12,621,425
	AbbVie Inc.	55,797,291	11,690,648
	Abbott Laboratories	54,825,049	7,272,543
	Merck & Co. Inc.	79,786,691	7,161,653
	Thermo Fisher Scientific Inc.	11,916,336	5,929,569
*	Intuitive Surgical Inc.	11,272,500	5,582,931
	Amgen Inc.	16,979,595	5,289,993
*	Boston Scientific Corp.	46,649,693	4,706,021
	Pfizer Inc.	179,126,732	4,539,071
	Gilead Sciences Inc.	39,384,355	4,413,017
	Danaher Corp.	20,317,771	4,165,143
	Stryker Corp.	10,856,590	4,041,366
*	Vertex Pharmaceuticals Inc.	8,114,491	3,934,068
	Bristol-Myers Squibb Co.	64,131,364	3,911,372
	Medtronic plc	40,550,930	3,643,907
	Elevance Health Inc.	7,060,756	3,071,146
	Cigna Group	8,789,642	2,891,792
	Regeneron Pharmaceuticals Inc.	3,396,790	2,154,346
	Zoetis Inc.	12,733,811	2,096,622
	Becton Dickinson & Co.	9,081,003	2,080,095
	HCA Healthcare Inc.	5,493,577	1,898,306
*	Edwards Lifesciences Corp.	18,639,401	1,350,984
	GE HealthCare Technologies Inc.	13,726,195	1,107,841
*	Alnylam Pharmaceuticals Inc.	4,097,966	1,106,533
*	IDEXX Laboratories Inc.	2,569,567	1,079,090
*	Veeva Systems Inc. Class A	4,616,503	1,069,321
	Agilent Technologies Inc.	9,022,722	1,055,478
	Cardinal Health Inc.	7,629,051	1,051,054
[1]	ResMed Inc.	4,645,376	1,039,867
	Humana Inc.	3,810,509	1,008,261
*	Centene Corp.	15,658,718	950,641
*	IQVIA Holdings Inc.	5,280,694	930,986
*	Dexcom Inc.	12,362,666	844,246
	Zimmer Biomet Holdings Inc.	6,301,609	713,216
	STERIS plc	3,101,501	702,955
*	Waters Corp.	1,877,717	692,070
*	Biogen Inc.	4,632,123	633,860
	Labcorp Holdings Inc.	2,648,325	616,371
	Quest Diagnostics Inc.	3,503,243	592,749
*	Insulet Corp.	2,222,917	583,760
*	Molina Healthcare Inc.	1,752,938	577,400
*	Natera Inc.	3,961,167	560,149
	Baxter International Inc.	16,178,124	553,777
*	Cooper Cos. Inc.	6,315,897	532,746

		Shares	Market Value ($000)
	West Pharmaceutical Services Inc.	2,291,646	513,054
*	Hologic Inc.	7,092,415	438,098
*	Insmed Inc.	5,729,512	437,104
*	United Therapeutics Corp.	1,416,812	436,761
*	BioMarin Pharmaceutical Inc.	6,030,914	426,325
*	Intra-Cellular Therapies Inc.	3,188,815	420,668
*	Tenet Healthcare Corp.	3,012,427	405,171
	Revvity Inc.	3,792,121	401,206
*	Illumina Inc.	5,016,875	398,039
	Royalty Pharma plc Class A	11,613,713	361,535
*	Align Technology Inc.	2,244,419	356,548
*	Neurocrine Biosciences Inc.	3,153,876	348,819
*	Solventum Corp.	4,368,963	332,216
*	Avantor Inc.	20,478,681	331,959
	Viatris Inc.	37,708,693	328,443
	Universal Health Services Inc. Class B	1,730,368	325,136
	Encompass Health Corp.	3,183,959	322,471
*	Corcept Therapeutics Inc.	2,822,218	322,354
*	Incyte Corp.	5,201,437	314,947
*	Moderna Inc.	10,963,907	310,827
*	Exelixis Inc.	8,397,980	310,053
*	Penumbra Inc.	1,154,253	308,659
	Bio-Techne Corp.	5,022,669	294,479
	Chemed Corp.	475,152	292,371
*	Henry Schein Inc.	3,946,011	270,262
*	Globus Medical Inc. Class A	3,620,201	264,999
*	Masimo Corp.	1,530,712	255,017
*	Exact Sciences Corp.	5,880,368	254,561
*	Halozyme Therapeutics Inc.	3,893,352	248,435
*	HealthEquity Inc.	2,759,970	243,899
*	Charles River Laboratories International Inc.	1,619,029	243,696
*	Medpace Holdings Inc.	769,769	234,541
	Ensign Group Inc.	1,808,449	234,013
*	Jazz Pharmaceuticals plc	1,815,569	225,403
*	Doximity Inc. Class A	3,803,146	220,697
*	Repligen Corp.	1,682,245	214,049
*	Lantheus Holdings Inc.	2,160,898	210,904
	Teleflex Inc.	1,468,509	202,933
*	DaVita Inc.	1,265,043	193,514
*	Revolution Medicines Inc.	5,310,152	187,767
*	Merit Medical Systems Inc.	1,755,388	185,562
*	Sarepta Therapeutics Inc.	2,866,357	182,931
*	Option Care Health Inc.	5,218,010	182,369
*	Blueprint Medicines Corp.	2,009,790	177,887
*	TG Therapeutics Inc.	4,417,171	174,169
*	Madrigal Pharmaceuticals Inc.	522,607	173,103
*	Alkermes plc	5,149,908	170,050
*	Glaukos Corp.	1,706,124	167,917
*	Bridgebio Pharma Inc.	4,855,308	167,848
*	Elanco Animal Health Inc.	15,584,663	163,639
*	Hims & Hers Health Inc.	5,466,998	161,550
*	Guardant Health Inc.	3,711,189	158,097
*	Inspire Medical Systems Inc.	947,929	150,986
*	Cytokinetics Inc.	3,748,443	150,650
*	Bio-Rad Laboratories Inc. Class A	613,981	149,541
*	Krystal Biotech Inc.	824,440	148,647
*	Vaxcyte Inc.	3,878,528	146,453
*	Axsome Therapeutics Inc.	1,252,512	146,080
*	Ionis Pharmaceuticals Inc.	4,824,328	145,550
	Bruker Corp.	3,347,720	139,734
*	Roivant Sciences Ltd.	13,625,223	137,479
*	Prestige Consumer Healthcare Inc.	1,572,460	135,184
*,1	Tempus AI Inc. Class A	2,643,883	127,541
*	ADMA Biologics Inc.	6,345,577	125,896
*	Integer Holdings Corp.	1,054,613	124,455
*	PTC Therapeutics Inc.	2,421,878	123,419
	Organon & Co.	8,112,414	120,794
	Perrigo Co. plc	4,303,933	120,682
*	Arcellx Inc.	1,744,449	114,436
*	Avidity Biosciences Inc.	3,581,331	105,721

		Shares	Market Value ($000)
*	Nuvalent Inc. Class A	1,471,093	104,330
*	RadNet Inc.	2,098,287	104,327
*	iRhythm Technologies Inc.	992,682	103,914
*	Rhythm Pharmaceuticals Inc.	1,936,140	102,557
*	Waystar Holding Corp.	2,734,518	102,162
*	Haemonetics Corp.	1,603,221	101,885
*	SpringWorks Therapeutics Inc.	2,293,282	101,203
*	ICU Medical Inc.	728,605	101,174
*	Ultragenyx Pharmaceutical Inc.	2,783,876	100,804
*	CorVel Corp.	898,477	100,602
*	Crinetics Pharmaceuticals Inc.	2,976,311	99,825
*	PROCEPT BioRobotics Corp.	1,644,060	95,783
	DENTSPLY SIRONA Inc.	6,405,302	95,695
*	Amedisys Inc.	1,032,995	95,686
*	Protagonist Therapeutics Inc.	1,965,270	95,040
*	Envista Holdings Corp.	5,384,761	92,941
*	Akero Therapeutics Inc.	2,294,093	92,865
*	Catalyst Pharmaceuticals Inc.	3,577,770	86,761
*	Scholar Rock Holding Corp.	2,682,628	86,247
*	Acadia Healthcare Co. Inc.	2,783,235	84,388
*	Soleno Therapeutics Inc.	1,132,621	80,926
*	Viking Therapeutics Inc.	3,346,597	80,820
	Patterson Cos. Inc.	2,516,812	78,625
*	Amicus Therapeutics Inc.	9,437,581	77,011
[1]	Concentra Group Holdings Parent Inc.	3,446,193	74,782
*	Apellis Pharmaceuticals Inc.	3,338,232	73,007
*	Privia Health Group Inc.	3,225,674	72,416
*	Veracyte Inc.	2,438,731	72,308
*	Twist Bioscience Corp.	1,792,378	70,369
*	Vericel Corp.	1,568,605	69,991
*	Enovis Corp.	1,772,503	67,727
*	Alignment Healthcare Inc.	3,635,282	67,689
*	TransMedics Group Inc.	1,004,836	67,605
*,1	Summit Therapeutics Inc.	3,497,582	67,468
*	QuidelOrtho Corp.	1,923,533	67,266
*	ACADIA Pharmaceuticals Inc.	3,942,282	65,481
*,1	Mirum Pharmaceuticals Inc.	1,424,241	64,162
*	Tarsus Pharmaceuticals Inc.	1,201,570	61,725
*	Biohaven Ltd.	2,544,112	61,160
*	Ligand Pharmaceuticals Inc.	579,944	60,975
*	Novocure Ltd.	3,412,699	60,814
*	Neogen Corp.	6,957,409	60,321
	Select Medical Holdings Corp.	3,563,792	59,515
	CONMED Corp.	981,355	59,264
*,1	Recursion Pharmaceuticals Inc. Class A	10,935,802	57,850
*	Sotera Health Co.	4,934,967	57,542
*	Addus HomeCare Corp.	573,976	56,760
*	Edgewise Therapeutics Inc.	2,546,446	56,022
*,1	Beam Therapeutics Inc.	2,846,133	55,585
*	Supernus Pharmaceuticals Inc.	1,672,552	54,776
[1]	Premier Inc. Class A	2,838,881	54,734
	LeMaitre Vascular Inc.	640,317	53,723
*	Agios Pharmaceuticals Inc.	1,800,520	52,755
*	Surgery Partners Inc.	2,216,417	52,640
*	Arcutis Biotherapeutics Inc.	3,342,898	52,283
*	Denali Therapeutics Inc.	3,757,208	51,079
*	Omnicell Inc.	1,457,660	50,960
*	Warby Parker Inc. Class A	2,708,839	49,382
*	Dynavax Technologies Corp.	3,805,185	49,353
*	Travere Therapeutics Inc.	2,753,394	49,341
*	BioCryst Pharmaceuticals Inc.	6,553,461	49,151
*	Progyny Inc.	2,176,380	48,620
*	Kymera Therapeutics Inc.	1,773,760	48,548
*	Harmony Biosciences Holdings Inc.	1,417,397	47,043
*	GeneDx Holdings Corp. Class A	527,898	46,753
*	CG oncology Inc.	1,904,265	46,635
*	AtriCure Inc.	1,442,570	46,537
*	UFP Technologies Inc.	230,390	46,472
*	MannKind Corp.	9,233,465	46,444
*	Astrana Health Inc.	1,492,361	46,278

		Shares	Market Value ($000)
*	Integra LifeSciences Holdings Corp.	2,058,126	45,258
*	Ideaya Biosciences Inc.	2,739,682	44,876
*	Apogee Therapeutics Inc.	1,196,478	44,700
*	Azenta Inc.	1,266,727	43,879
*	Phreesia Inc.	1,715,781	43,855
*	Teladoc Health Inc.	5,455,302	43,424
*	Arrowhead Pharmaceuticals Inc.	3,401,097	43,330
*	Clover Health Investments Corp. Class A	12,013,130	43,127
*	agilon health Inc.	9,714,938	42,066
*	Amneal Pharmaceuticals Inc.	4,944,202	41,432
*	Tandem Diabetes Care Inc.	2,072,404	39,707
*,1	BrightSpring Health Services Inc.	2,182,202	39,476
*	Pediatrix Medical Group Inc.	2,717,401	39,375
*	NeoGenomics Inc.	4,038,795	38,328
*	Celldex Therapeutics Inc.	2,104,463	38,196
*	Certara Inc.	3,798,379	37,604
*	Brookdale Senior Living Inc.	5,980,906	37,440
*	AdaptHealth Corp. Class A	3,429,134	37,172
*	Janux Therapeutics Inc.	1,342,663	36,252
*	Vera Therapeutics Inc. Class A	1,501,321	36,062
*	Immunovant Inc.	2,102,256	35,928
	National HealthCare Corp.	374,184	34,724
*	Ardelyx Inc.	7,045,704	34,594
*	Ocular Therapeutix Inc.	4,710,274	34,526
	US Physical Therapy Inc.	474,869	34,362
*	Pacira BioSciences Inc.	1,376,593	34,208
*	Disc Medicine Inc.	687,571	34,131
*	ANI Pharmaceuticals Inc.	502,294	33,629
*	Adaptive Biotechnologies Corp.	4,488,343	33,348
*	Evolent Health Inc. Class A	3,492,542	33,074
*	Dyne Therapeutics Inc.	3,076,924	32,185
*	Alphatec Holdings Inc.	3,151,417	31,955
*	BioLife Solutions Inc.	1,379,454	31,507
*	Syndax Pharmaceuticals Inc.	2,552,260	31,355
*	Artivion Inc.	1,262,296	31,027
*,1	Novavax Inc.	4,787,504	30,688
*	Geron Corp.	19,116,399	30,395
*	Innoviva Inc.	1,669,209	30,263
*	Viridian Therapeutics Inc.	2,219,731	29,922
*,1	Liquidia Corp.	1,991,799	29,379
*	Collegium Pharmaceutical Inc.	979,172	29,228
*	89bio Inc.	3,968,971	28,854
*,1	Iovance Biotherapeutics Inc.	8,651,909	28,811
*	RxSight Inc.	1,138,524	28,748
*	CareDx Inc.	1,598,954	28,381
*	10X Genomics Inc. Class A	3,182,864	27,786
*	Nurix Therapeutics Inc.	2,328,468	27,662
*	STAAR Surgical Co.	1,548,161	27,294
*	Spyre Therapeutics Inc.	1,660,257	26,788
*,1	ARS Pharmaceuticals Inc.	2,097,526	26,387
*	MiMedx Group Inc.	3,465,525	26,338
*	Harrow Inc.	978,489	26,028
*	Amphastar Pharmaceuticals Inc.	889,263	25,780
*	Kiniksa Pharmaceuticals International plc Class A	1,156,154	25,678
	HealthStream Inc.	770,118	24,782
*	Pennant Group Inc.	966,189	24,300
*	Axogen Inc.	1,309,835	24,232
*	Myriad Genetics Inc.	2,714,073	24,074
	Embecta Corp.	1,878,178	23,947
*	Paragon 28 Inc.	1,833,343	23,943
*	Xencor Inc.	2,215,592	23,574
*	Healthcare Services Group Inc.	2,309,679	23,282
*	Xeris Biopharma Holdings Inc.	4,220,661	23,171
*,1	ImmunityBio Inc.	7,450,805	22,427
*	Vir Biotechnology Inc.	3,440,500	22,294
*	Intellia Therapeutics Inc.	3,131,443	22,265
*	Avadel Pharmaceuticals plc ADR	2,836,317	22,208
*,1	Enliven Therapeutics Inc.	1,120,693	22,055
*,1	Anavex Life Sciences Corp.	2,534,500	21,746
*,1	GRAIL Inc.	841,961	21,504

		Shares	Market Value ($000)
*	Fortrea Holdings Inc.	2,821,068	21,299
*	Praxis Precision Medicines Inc.	562,188	21,290
*,1	LENZ Therapeutics Inc.	811,477	20,863
*	Avanos Medical Inc.	1,446,209	20,724
*	Owens & Minor Inc.	2,288,933	20,669
*	Evolus Inc.	1,694,792	20,388
*	LifeStance Health Group Inc.	3,019,867	20,112
*,1	Chimerix Inc.	2,359,448	20,079
*	Cogent Biosciences Inc.	3,291,179	19,714
*	Replimune Group Inc.	1,988,148	19,384
*	Day One Biopharmaceuticals Inc.	2,401,280	19,042
*	Orthofix Medical Inc.	1,143,143	18,645
*	Mineralys Therapeutics Inc.	1,144,917	18,181
*	Kura Oncology Inc.	2,753,080	18,170
*	SI-BONE Inc.	1,256,571	17,630
*	Rocket Pharmaceuticals Inc.	2,621,765	17,487
*	Arbutus Biopharma Corp.	4,871,015	17,000
*	Arcus Biosciences Inc.	2,154,886	16,916
*	Castle Biosciences Inc.	830,645	16,630
*	KalVista Pharmaceuticals Inc.	1,398,334	16,137
*	Nuvation Bio Inc.	8,958,293	15,767
*,1	ArriVent Biopharma Inc.	850,231	15,721
*	Accolade Inc.	2,213,022	15,447
*	Immunome Inc.	2,242,522	15,092
*	Ardent Health Partners Inc.	1,095,670	15,065
*	Akebia Therapeutics Inc.	7,842,581	15,058
*	Varex Imaging Corp.	1,292,736	14,996
*	Niagen Bioscience Inc.	2,123,415	14,652
*,1	OPKO Health Inc.	8,779,750	14,574
*	Zymeworks Inc.	1,217,857	14,505
*,1	Omeros Corp.	1,732,641	14,242
*,1	Savara Inc.	5,115,520	14,170
*	Trevi Therapeutics Inc.	2,244,649	14,119
*	PACS Group Inc.	1,228,628	13,810
	Phibro Animal Health Corp. Class A	642,414	13,722
	iRadimed Corp.	260,303	13,661
*	Arvinas Inc.	1,940,681	13,624
*	Enhabit Inc.	1,549,354	13,619
*	Sage Therapeutics Inc.	1,711,679	13,608
*	Cytek Biosciences Inc.	3,366,975	13,502
*,1	Metsera Inc.	486,285	13,237
*	Relay Therapeutics Inc.	4,989,680	13,073
*	Surmodics Inc.	422,044	12,885
*	Cullinan Therapeutics Inc.	1,676,546	12,691
*	AnaptysBio Inc.	668,946	12,436
*	TruBridge Inc.	448,694	12,348
*	OrthoPediatrics Corp.	498,064	12,267
*	Treace Medical Concepts Inc.	1,458,503	12,237
*,1	CorMedix Inc.	1,978,871	12,190
*	GoodRx Holdings Inc. Class A	2,684,939	11,841
*,1	Zevra Therapeutics Inc.	1,573,299	11,784
*	Delcath Systems Inc.	917,555	11,680
*	Butterfly Network Inc. Class A	4,964,947	11,320
*,1	Capricor Therapeutics Inc.	1,190,276	11,296
*,1	Dianthus Therapeutics Inc.	620,919	11,263
*	AngioDynamics Inc.	1,198,947	11,258
*,1	Altimmune Inc.	2,236,903	11,185
[1]	Oruka Therapeutics Inc.	1,086,113	11,144
*	Tourmaline Bio Inc.	724,381	11,018
*	EyePoint Pharmaceuticals Inc.	1,988,745	10,779
*	Community Health Systems Inc.	3,939,419	10,636
*,1	Pacific Biosciences of California Inc.	8,991,700	10,610
*,1	Fulgent Genetics Inc.	627,049	10,597
*	ORIC Pharmaceuticals Inc.	1,883,313	10,509
*	Stoke Therapeutics Inc.	1,574,196	10,468
*	NeuroPace Inc.	848,411	10,427
*	Keros Therapeutics Inc.	1,017,145	10,365
*,1	Heron Therapeutics Inc.	4,683,800	10,304
*,1	Senseonics Holdings Inc.	15,644,936	10,265
*	Aldeyra Therapeutics Inc.	1,781,414	10,243

		Shares	Market Value ($000)
*	Theravance Biopharma Inc.	1,143,060	10,208
*	REGENXBIO Inc.	1,400,445	10,013
*,1	Phathom Pharmaceuticals Inc.	1,588,583	9,960
*,1	Celcuity Inc.	984,559	9,954
*	Standard BioTools Inc.	9,171,532	9,905
*	Rigel Pharmaceuticals Inc.	548,780	9,873
*	ClearPoint Neuro Inc.	826,505	9,827
*	Erasca Inc.	7,113,285	9,745
*	Verve Therapeutics Inc.	2,130,793	9,738
*	Health Catalyst Inc.	2,110,192	9,559
*	Tactile Systems Technology Inc.	716,618	9,474
*	Bioventus Inc. Class A	1,031,474	9,438
*	Zimvie Inc.	862,529	9,315
*	Talkspace Inc.	3,524,694	9,023
*,1	Cidara Therapeutics Inc.	417,117	8,985
*,1	Monte Rosa Therapeutics Inc.	1,921,301	8,915
*,1	Esperion Therapeutics Inc.	6,179,587	8,899
*	Eton Pharmaceuticals Inc.	681,717	8,849
*	Entrada Therapeutics Inc.	952,640	8,612
*	Verastem Inc.	1,400,640	8,446
*	Maravai LifeSciences Holdings Inc. Class A	3,783,190	8,361
*	Astria Therapeutics Inc.	1,562,933	8,346
*,1	Bicara Therapeutics Inc.	636,555	8,294
*	Aveanna Healthcare Holdings Inc.	1,520,296	8,240
*	Amylyx Pharmaceuticals Inc.	2,297,241	8,132
*,1	Precigen Inc.	5,453,567	8,126
*,1	Rapport Therapeutics Inc.	802,093	8,045
*	Vanda Pharmaceuticals Inc.	1,742,646	7,999
*	Pulmonx Corp.	1,181,271	7,950
*,1	Ceribell Inc.	412,779	7,929
*	CVRx Inc.	647,348	7,917
*,1	Organogenesis Holdings Inc. Class A	1,824,044	7,880
*	Cerus Corp.	5,535,900	7,695
*	Arcturus Therapeutics Holdings Inc.	724,722	7,675
*	MaxCyte Inc.	2,811,462	7,675
*,1	Semler Scientific Inc.	211,974	7,673
*	Emergent BioSolutions Inc.	1,572,846	7,644
*	aTyr Pharma Inc.	2,515,121	7,596
	National Research Corp.	589,022	7,539
*	2seventy bio Inc.	1,526,000	7,538
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,314,365	7,492
*	Quanterix Corp.	1,148,775	7,479
*,1	Gossamer Bio Inc.	6,764,312	7,441
*	OraSure Technologies Inc.	2,201,925	7,420
*,1	DocGo Inc.	2,731,413	7,211
*	Atea Pharmaceuticals Inc.	2,363,327	7,066
*,1	Solid Biosciences Inc.	1,909,682	7,066
*,1	Sana Biotechnology Inc.	4,194,546	7,047
*,1	Aquestive Therapeutics Inc.	2,404,170	6,972
*,1	SIGA Technologies Inc.	1,236,605	6,777
*,1	Taysha Gene Therapies Inc.	4,847,719	6,738
*,1	Avita Medical Inc.	826,889	6,731
*,1	Absci Corp.	2,680,574	6,728
*,1	RAPT Therapeutics Inc.	5,513,058	6,726
*	Neuronetics Inc.	1,806,807	6,649
*	Viemed Healthcare Inc.	908,456	6,614
*	Anika Therapeutics Inc.	439,412	6,604
*	Codexis Inc.	2,425,798	6,525
*	Nevro Corp.	1,114,786	6,510
*,1	Humacyte Inc.	3,809,492	6,495
*,1	Tyra Biosciences Inc.	695,718	6,470
*,1	Ocugen Inc.	9,074,589	6,409
*	Eledon Pharmaceuticals Inc.	1,884,143	6,387
*,1	OmniAb Inc.	2,642,249	6,341
*,1	Allogene Therapeutics Inc.	4,278,056	6,246
*,1	Claritev Corp.	299,782	6,185
*	Ironwood Pharmaceuticals Inc. Class A	4,191,309	6,161
*	Olema Pharmaceuticals Inc.	1,630,966	6,132
*	Abeona Therapeutics Inc.	1,280,023	6,093
*	Electromed Inc.	253,800	6,056

		Shares	Market Value ($000)
*	Aura Biosciences Inc.	1,019,999	5,977
*,1	Joint Corp.	469,145	5,860
	Utah Medical Products Inc.	103,968	5,826
*	Annexon Inc.	3,009,244	5,808
*,1	Voyager Therapeutics Inc.	1,713,895	5,793
*,1	Gyre Therapeutics Inc.	745,900	5,758
*	Terns Pharmaceuticals Inc.	2,072,036	5,719
*	ACELYRIN Inc.	2,295,657	5,670
*	iTeos Therapeutics Inc.	946,426	5,650
*	LifeMD Inc.	1,024,529	5,573
*,1	Lifecore Biomedical Inc.	759,293	5,345
*	Accuray Inc.	2,983,435	5,340
*	Fulcrum Therapeutics Inc.	1,852,255	5,335
*	Inogen Inc.	733,584	5,230
*,1	Checkpoint Therapeutics Inc.	1,290,361	5,213
*,1	Corvus Pharmaceuticals Inc.	1,621,310	5,156
*,1	Maze Therapeutics Inc.	464,876	5,118
*	XOMA Royalty Corp.	252,910	5,041
*,1	Beta Bionics Inc.	408,560	5,001
*,1	Inhibikase Therapeutics Inc.	2,277,400	4,988
*,1	Zenas Biopharma Inc.	630,605	4,982
*	4D Molecular Therapeutics Inc.	1,537,368	4,966
*,1	Compass Therapeutics Inc.	2,612,365	4,964
*,1	Candel Therapeutics Inc.	866,650	4,897
*	Pro-Dex Inc.	98,013	4,859
*,1	Cargo Therapeutics Inc.	1,193,141	4,856
*,1	Fennec Pharmaceuticals Inc.	793,418	4,832
*,1	TuHURA Biosciences Inc.	1,489,530	4,811
*,1	Cardiff Oncology Inc.	1,523,842	4,785
*	Inhibrx Biosciences Inc.	337,352	4,720
*,1	Pulse Biosciences Inc.	293,197	4,718
*,1	Contineum Therapeutics Inc. Class A	661,883	4,620
*	Y-mAbs Therapeutics Inc.	1,040,061	4,607
*	Rezolute Inc.	1,553,368	4,505
*	OptimizeRx Corp.	506,691	4,388
*,1	Regulus Therapeutics Inc.	2,501,083	4,377
*,1	Neurogene Inc.	372,932	4,367
*	Protara Therapeutics Inc.	1,023,901	4,362
*,1	Tectonic Therapeutic Inc.	238,646	4,226
*,1	Prime Medicine Inc.	2,095,110	4,169
*	Myomo Inc.	866,170	4,166
*,1	Korro Bio Inc.	235,299	4,097
*	LENSAR Inc.	282,930	3,995
*	FONAR Corp.	283,133	3,967
*,1	Sangamo Therapeutics Inc.	5,985,161	3,925
*,1	Nutex Health Inc.	83,073	3,907
*	Nektar Therapeutics	5,724,732	3,893
*	Foghorn Therapeutics Inc.	1,052,025	3,840
*,1	Inmune Bio Inc.	489,514	3,823
	Acme United Corp.	95,942	3,800
*,1	Cartesian Therapeutics Inc.	287,991	3,796
*	Sonida Senior Living Inc.	161,815	3,769
*,1	Sionna Therapeutics Inc.	360,028	3,766
*	Puma Biotechnology Inc.	1,271,564	3,764
*,1	Quantum-Si Inc.	3,017,586	3,621
*,1	Perspective Therapeutics Inc.	1,694,586	3,609
*,1	Coya Therapeutics Inc.	556,780	3,602
*,1	908 Devices Inc.	792,157	3,549
*,1	Alumis Inc.	570,721	3,504
*	Enanta Pharmaceuticals Inc.	629,597	3,475
*	InfuSystem Holdings Inc.	627,608	3,377
*,1	Septerna Inc.	579,607	3,356
*,1	C4 Therapeutics Inc.	2,073,235	3,317
*,1	DiaMedica Therapeutics Inc.	857,669	3,251
*	Aclaris Therapeutics Inc.	2,115,428	3,237
*,1	Upstream Bio Inc.	528,582	3,235
*	Design Therapeutics Inc.	800,901	3,091
*	Stereotaxis Inc.	1,737,008	3,057
*	Alector Inc.	2,470,991	3,039
*	Lyell Immunopharma Inc.	5,640,251	3,034

		Shares	Market Value ($000)
*	Tango Therapeutics Inc.	2,203,951	3,019
*,1	Editas Medicine Inc.	2,591,876	3,007
*,1	scPharmaceuticals Inc.	1,138,835	2,995
*,1	Orchestra BioMed Holdings Inc.	698,140	2,988
*	Vistagen Therapeutics Inc.	1,188,817	2,972
*,1	MBX Biosciences Inc.	400,645	2,957
*	Sanara Medtech Inc.	95,714	2,955
*	American Well Corp. Class A	370,839	2,922
*,1	Vaxart Inc.	7,158,987	2,914
*	Immunic Inc.	2,629,603	2,866
*	KORU Medical Systems Inc.	1,115,375	2,833
*	Biote Corp. Class A	850,427	2,832
*,1	Larimar Therapeutics Inc.	1,305,372	2,807
*,1	Coherus Biosciences Inc.	3,434,698	2,772
*	Kodiak Sciences Inc.	982,015	2,755
*,1	Achieve Life Sciences Inc.	1,027,821	2,744
*,1	Seres Therapeutics Inc.	3,856,440	2,700
*,1	Telomir Pharmaceuticals Inc.	833,230	2,691
*,1	Seer Inc. Class A	1,582,055	2,674
*,1	Nkarta Inc.	1,451,558	2,671
*	Anixa Biosciences Inc.	927,841	2,654
*	Atossa Therapeutics Inc.	3,939,441	2,651
*,1	ProKidney Corp. Class A	2,969,235	2,602
*,1	Adverum Biotechnologies Inc.	586,245	2,562
*,1	Sera Prognostics Inc. Class A	684,512	2,519
*	Zentalis Pharmaceuticals Inc.	1,579,228	2,511
*	MacroGenics Inc.	1,974,134	2,507
*,1	Nuvectis Pharma Inc.	255,633	2,498
*	RCM Technologies Inc.	159,719	2,492
*,1	Sagimet Biosciences Inc. Class A	763,985	2,491
*,1	Caribou Biosciences Inc.	2,701,894	2,467
*	Pliant Therapeutics Inc.	1,790,694	2,417
*,1	Fate Therapeutics Inc.	3,049,285	2,409
*,1	Sensus Healthcare Inc.	504,931	2,388
*,1	Lexicon Pharmaceuticals Inc.	5,147,609	2,372
*,1	Genelux Corp.	873,800	2,359
*,1	CervoMed Inc.	255,642	2,339
*,1	Neumora Therapeutics Inc.	2,321,231	2,321
*	Sight Sciences Inc.	960,463	2,305
*,1	OnKure Therapeutics Inc. Class A	521,311	2,242
*	Third Harmonic Bio Inc.	636,116	2,207
*,1	Black Diamond Therapeutics Inc.	1,329,831	2,061
*	Champions Oncology Inc.	235,738	2,046
*	Ventyx Biosciences Inc.	1,777,604	2,044
*,1	Corbus Pharmaceuticals Holdings Inc.	384,134	2,040
*,1	XBiotech Inc.	623,356	2,020
*,1	Lineage Cell Therapeutics Inc.	4,416,552	1,995
*,1	Assertio Holdings Inc.	2,927,352	1,975
*	Cabaletta Bio Inc.	1,401,191	1,941
*	Personalis Inc.	552,594	1,940
*,1	Cassava Sciences Inc.	1,283,511	1,925
*,1	Inotiv Inc.	858,278	1,897
*	TScan Therapeutics Inc.	1,370,394	1,891
*	Innovage Holding Corp.	630,750	1,880
*,1	SELLAS Life Sciences Group Inc.	1,711,463	1,848
*,1	Inovio Pharmaceuticals Inc.	1,132,817	1,847
*,1	Renovaro Inc.	3,341,900	1,815
*	Clearside Biomedical Inc.	1,970,683	1,809
*,1	Instil Bio Inc.	102,911	1,787
*,1	Invivyd Inc.	2,946,450	1,783
*,1	Lexeo Therapeutics Inc.	507,158	1,760
*,1	Alpha Teknova Inc.	336,258	1,745
*,1	Rapid Micro Biosystems Inc. Class A	654,398	1,728
*,1	Jasper Therapeutics Inc.	401,219	1,725
*,1	Hyperfine Inc.	2,390,349	1,712
*,1	Galectin Therapeutics Inc.	1,385,631	1,690
*,1	Optinose Inc.	183,523	1,683
*	PMV Pharmaceuticals Inc.	1,524,487	1,662
*,1	Tenaya Therapeutics Inc.	2,880,519	1,642
*	Context Therapeutics Inc.	2,605,700	1,595

		Shares	Market Value ($000)
*	iCAD Inc.	771,983	1,590
*	Sutro Biopharma Inc.	2,415,594	1,572
*,1	Zynex Inc.	711,988	1,566
*	Adicet Bio Inc.	2,072,101	1,564
*,1	CytomX Therapeutics Inc.	2,455,462	1,561
*,1	Alto Neuroscience Inc.	721,236	1,558
*,1	Kyverna Therapeutics Inc.	806,417	1,556
*	Elutia Inc. Class A	610,916	1,546
*,1	Inozyme Pharma Inc.	1,687,803	1,536
*,1	Artiva Biotherapeutics Inc.	508,295	1,525
*	Journey Medical Corp.	258,291	1,524
*,1	BioAge Labs Inc.	404,588	1,521
*,1	Applied Therapeutics Inc.	3,104,435	1,518
*,1	Biomea Fusion Inc.	711,773	1,516
*,1	Actinium Pharmaceuticals Inc.	938,633	1,511
*	Nautilus Biotechnology Inc.	1,745,090	1,503
*,1	Elicio Therapeutics Inc.	238,246	1,468
*,1	Greenwich Lifesciences Inc.	153,459	1,464
*,1	Oncology Institute Inc.	1,273,384	1,452
*,1	Tela Bio Inc.	1,178,290	1,438
*,1	Biodesix Inc.	2,297,112	1,436
*,1	Bluebird Bio Inc.	293,122	1,430
*	Cue Biopharma Inc.	1,560,377	1,422
*,1	TriSalus Life Sciences Inc.	255,717	1,412
*	Apyx Medical Corp.	1,010,818	1,385
*	Milestone Scientific Inc.	1,482,454	1,383
*	Aerovate Therapeutics Inc.	536,618	1,347
*	Ikena Oncology Inc.	1,051,228	1,346
*	Monogram Technologies Inc.	444,517	1,307
*,1	CytoSorbents Corp.	1,302,216	1,302
*,1	Pyxis Oncology Inc.	1,294,689	1,269
*,1	Vigil Neuroscience Inc.	710,140	1,264
*	Acumen Pharmaceuticals Inc.	1,146,316	1,261
*	Shattuck Labs Inc.	1,314,560	1,249
*	Assembly Biosciences Inc.	130,307	1,246
*	Akoya Biosciences Inc.	882,321	1,226
*,1	Outset Medical Inc.	109,861	1,215
*,1	PDS Biotechnology Corp.	1,017,177	1,210
*	Mersana Therapeutics Inc.	3,470,892	1,195
*,1	Cumberland Pharmaceuticals Inc.	280,820	1,188
*	Exagen Inc.	326,266	1,171
*,1	Fractyl Health Inc.	981,758	1,168
*,1	HeartBeam Inc.	579,605	1,165
*,1	Reviva Pharmaceuticals Holdings Inc.	1,218,211	1,162
*,1	Quince Therapeutics Inc.	861,392	1,146
*	X4 Pharmaceuticals Inc.	4,773,053	1,128
*	enVVeno Medical Corp.	428,136	1,126
*,1	Agenus Inc.	739,881	1,114
*,1	SCYNEXIS Inc.	1,169,372	1,113
*,1	Immuneering Corp. Class A	722,788	1,099
*,1	HilleVax Inc.	758,058	1,099
*	Kronos Bio Inc.	1,318,872	1,088
*	Climb Bio Inc.	876,321	1,069
*	RenovoRx Inc.	1,056,797	1,046
*,1	Metagenomi Inc.	759,995	1,034
*	AN2 Therapeutics Inc.	749,421	1,019
*	Forian Inc.	507,760	1,016
*	Vor BioPharma Inc.	1,385,613	994
*	ElectroCore Inc.	143,775	962
*	Modular Medical Inc.	876,658	956
*,1	Fortress Biotech Inc.	598,041	933
*	Kezar Life Sciences Inc.	189,956	927
*,1	Scilex Holding Co.	3,712,119	922
*	Rockwell Medical Inc.	813,395	919
*,1	Lucid Diagnostics Inc.	612,600	913
*,1	Skye Bioscience Inc.	574,111	913
*	Lantern Pharma Inc.	256,113	907
*,1	FibroGen Inc.	2,916,871	904
*	Whitehawk Therapeutics Inc.	499,926	890
*	Werewolf Therapeutics Inc.	895,747	871

		Shares	Market Value ($000)
*,1	Karyopharm Therapeutics Inc.	228,100	853
*	Spero Therapeutics Inc.	1,166,116	840
*	Immix Biopharma Inc.	499,290	839
*	Acrivon Therapeutics Inc.	412,429	837
*,1	Precision BioSciences Inc.	174,932	834
*,1	Tevogen Bio Holdings Inc.	771,614	833
*,1	Aligos Therapeutics Inc.	99,658	822
*	Dyadic International Inc.	596,383	805
*,1	AirSculpt Technologies Inc.	341,234	797
*,1	Femasys Inc.	633,000	791
*	NeueHealth Inc.	114,269	772
*,1	Annovis Bio Inc.	510,628	766
*,1	Nutriband Inc.	124,665	764
*	ImmuCell Corp.	158,957	761
*,1	Fibrobiologics Inc.	815,371	734
*	Xtant Medical Holdings Inc.	1,532,035	720
*	Harvard Bioscience Inc.	1,261,693	714
*,1	Atara Biotherapeutics Inc.	120,258	714
*,1	Dare Bioscience Inc.	245,504	710
*	Durect Corp.	879,761	706
*,1	MAIA Biotechnology Inc.	452,124	692
*	Boundless Bio Inc.	454,911	687
*,1	PepGen Inc.	482,711	678
*,1	Vivani Medical Inc.	636,702	669
*	Opus Genetics Inc.	675,815	664
*,1	KALA BIO Inc.	115,442	661
*,1	Rani Therapeutics Holdings Inc. Class A	518,702	654
*	Generation Bio Co.	1,557,423	631
*,1	Century Therapeutics Inc.	1,314,621	626
*	Vicarious Surgical Inc. Class A	95,077	624
*	Kalaris Therapeutics Inc.	77,031	619
*,1	ALX Oncology Holdings Inc.	984,586	613
	Cryo-Cell International Inc.	96,107	612
*	Mural Oncology plc	482,632	608
*,1	Cadrenal Therapeutics Inc.	34,005	600
*,1	Kestra Medical Technologies Ltd.	23,828	594
*	VYNE Therapeutics Inc.	373,319	590
*,1	vTv Therapeutics Inc. Class A	33,666	583
*,1	Celularity Inc. Class A	337,262	583
*	Grace Therapeutics Inc.	255,400	582
*,1	Surrozen Inc.	49,469	577
*,1	Verrica Pharmaceuticals Inc.	1,297,961	574
*	Cara Therapeutics Inc.	112,859	572
*	Ovid therapeutics Inc.	1,792,791	559
*,1	Prelude Therapeutics Inc.	720,427	553
*,1	Outlook Therapeutics Inc.	442,511	540
*,1	Xilio Therapeutics Inc.	739,563	536
*	Allakos Inc.	2,340,161	533
*	Passage Bio Inc.	1,496,581	528
*,1	Microbot Medical Inc.	348,549	526
*,1	CalciMedica Inc.	273,016	521
*	Rein Therapeutics Inc.	292,636	518
*,1	IGM Biosciences Inc.	448,609	516
*,1	NRX Pharmaceuticals Inc.	251,760	516
*	UNITY Biotechnology Inc.	478,305	497
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $19,536)	2,203,228	493
*,1	Oncocyte Corp.	154,885	474
*,1	BioVie Inc.	476,338	467
*,1	Lipocine Inc.	145,893	464
*	Curis Inc.	220,311	463
*,1	Lisata Therapeutics Inc.	195,553	460
[1]	Dominari Holdings Inc.	111,013	444
*,1	ModivCare Inc.	336,149	442
	Enzo Biochem Inc.	1,187,908	440
*,1	Unicycive Therapeutics Inc.	765,000	440
*	MEI Pharma Inc.	201,106	440
*	Rallybio Corp.	649,662	425
*,1	Cognition Therapeutics Inc.	1,009,905	425
*,1	Elevation Oncology Inc.	1,635,650	424
*,1	BioAtla Inc.	1,217,064	422

		Shares	Market Value ($000)
*,1	NanoViricides Inc.	352,189	412
*	IRIDEX Corp.	410,635	407
*,1	GlycoMimetics Inc.	1,925,297	404
*	Co-Diagnostics Inc.	1,276,024	395
*,1	Senti Biosciences Inc.	115,447	388
*	Bolt Biotherapeutics Inc.	964,168	386
*,1	OneMedNet Corp.	703,000	377
*	Intensity Therapeutics Inc.	190,072	374
*,1	CEL - SCI Corp.	1,613,825	372
*	CareCloud Inc.	266,292	370
*,1	Envoy Medical Inc.	279,033	363
*,1	Spectral AI Inc.	307,636	354
*,1	Cellectar Biosciences Inc.	1,072,704	338
*,1	Movano Inc.	177,834	325
*,1	Carisma Therapeutics Inc.	1,045,284	324
*,1	Forte Biosciences Inc.	41,497	322
*,1	CAMP4 Therapeutics Corp.	79,008	316
*,1	Q32 Bio Inc.	190,796	315
*,1	SAB Biotherapeutics Inc.	232,567	314
*,1	Athira Pharma Inc.	1,072,638	306
*	Minerva Neurosciences Inc.	175,805	299
*	Retractable Technologies Inc.	421,212	296
*	Aprea Therapeutics Inc.	145,280	296
*	NextCure Inc.	613,827	295
*,1	Clene Inc.	95,555	294
*,1	Serina Therapeutics Inc. (XASE)	49,354	280
*	American Shared Hospital Services	100,218	279
*	Cocrystal Pharma Inc.	191,359	272
*	Accelerate Diagnostics Inc.	381,456	267
*,1	Aardvark Therapeutics Inc.	34,161	257
*,1	Estrella Immunopharma Inc.	273,862	254
*,1	Palatin Technologies Inc.	426,848	249
*	Hookipa Pharma Inc.	228,385	247
*,1	Citius Pharmaceuticals Inc.	165,584	247
*,1	Beyond Air Inc.	879,430	240
*,1	P3 Health Partners Inc.	1,448,893	238
*,1	TherapeuticsMD Inc.	249,657	231
*,1	Leap Therapeutics Inc.	754,737	230
*,1	Marker Therapeutics Inc.	185,696	228
*,1	Nephros Inc.	131,820	227
*	Equillium Inc.	570,835	224
*	Armata Pharmaceuticals Inc.	150,088	219
*,1	Relmada Therapeutics Inc.	803,286	217
*	AIM ImmunoTech Inc.	1,770,314	217
*	Precision Optics Corp. Inc.	47,815	198
*,1	Sensei Biotherapeutics Inc.	485,960	191
*,1	Spruce Biosciences Inc.	638,558	185
*,1	Turnstone Biologics Corp.	431,161	177
*,1	Synlogic Inc.	139,449	173
*	Ekso Bionics Holdings Inc.	400,887	162
*	IN8bio Inc.	952,487	158
*	Anebulo Pharmaceuticals Inc.	121,000	157
*,1	Bullfrog AI Holdings Inc.	95,347	157
*	Strata Skin Sciences Inc.	59,640	157
*	PharmaCyte Biotech Inc.	119,599	150
*	Acurx Pharmaceuticals Inc.	383,812	150
*,1	MiNK Therapeutics Inc.	15,149	131
*	Indaptus Therapeutics Inc.	229,197	126
*,1	Lyra Therapeutics Inc.	992,543	125
*,1	Bionano Genomics Inc.	41,386	115
*	Impact BioMedical Inc.	94,019	82
*	Talphera Inc.	156,174	77
*	Nexgel Inc.	24,449	73
*	MetaVia Inc.	35,562	55
*,1	bioAffinity Technologies Inc.	136,255	35
*	Actuate Therapeutics Inc.	4,216	29
*	Neuraxis Inc.	10,236	22
*,1	Ocean Biomedical Inc.	243,673	13
*	Ernexa Therapeutics Inc.	12,091	2
*,2	Aravive Inc.	368,501	—

		Shares	Market Value ($000)
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			186,194,093
Industrials (12.8%)
	Visa Inc. Class A	54,053,792	18,943,692
	Mastercard Inc. Class A	25,747,415	14,112,673
	GE Aerospace	32,224,807	6,449,795
	Accenture plc Class A	19,767,834	6,168,355
	RTX Corp.	42,106,697	5,577,453
	Caterpillar Inc.	15,106,899	4,982,255
	Union Pacific Corp.	19,100,880	4,512,392
	Honeywell International Inc.	20,538,143	4,348,952
	American Express Co.	15,539,988	4,181,034
*	Boeing Co.	23,707,847	4,043,373
	Automatic Data Processing Inc.	12,854,564	3,927,455
*	Fiserv Inc.	17,731,986	3,915,754
	Deere & Co.	8,148,939	3,824,705
	Eaton Corp. plc	12,495,058	3,396,532
	Lockheed Martin Corp.	7,442,072	3,324,448
	GE Vernova Inc.	8,717,181	2,661,181
	United Parcel Service Inc. Class B	23,394,405	2,573,151
	3M Co.	17,143,520	2,517,697
	Sherwin-Williams Co.	7,155,431	2,498,605
	Parker-Hannifin Corp.	4,068,099	2,472,794
	Trane Technologies plc	7,088,863	2,388,380
	Northrop Grumman Corp.	4,575,606	2,342,756
	TransDigm Group Inc.	1,683,721	2,329,074
	Cintas Corp.	10,830,724	2,226,039
	Illinois Tool Works Inc.	8,810,405	2,185,069
	Capital One Financial Corp.	11,434,633	2,050,230
*	PayPal Holdings Inc.	31,247,779	2,038,918
	General Dynamics Corp.	7,264,945	1,980,279
	Emerson Electric Co.	17,822,353	1,954,043
	CRH plc	21,378,192	1,880,640
	CSX Corp.	60,924,980	1,793,022
	Norfolk Southern Corp.	7,155,813	1,694,854
	Johnson Controls International plc	20,855,572	1,670,740
	FedEx Corp.	6,849,700	1,669,820
	Howmet Aerospace Inc.	12,793,165	1,659,657
	Carrier Global Corp.	25,951,822	1,645,345
	PACCAR Inc.	16,594,815	1,615,837
	Paychex Inc.	10,248,086	1,581,075
	Cummins Inc.	4,342,387	1,361,078
	WW Grainger Inc.	1,369,743	1,353,073
*	Fair Isaac Corp.	732,586	1,351,006
	Verisk Analytics Inc.	4,428,466	1,318,000
	Otis Worldwide Corp.	12,529,603	1,293,055
	United Rentals Inc.	2,062,073	1,292,301
	AMETEK Inc.	7,288,998	1,254,728
	Fidelity National Information Services Inc.	16,717,094	1,248,433
	L3Harris Technologies Inc.	5,947,905	1,244,956
*	Axon Enterprise Inc.	2,288,493	1,203,633
	Quanta Services Inc.	4,676,667	1,188,715
	Ingersoll Rand Inc.	12,744,500	1,019,942
	Ferguson Enterprises Inc.	6,311,104	1,011,228
	Old Dominion Freight Line Inc.	6,042,656	999,757
	Westinghouse Air Brake Technologies Corp.	5,387,865	977,089
	Vulcan Materials Co.	4,175,217	974,078
*	Block Inc. Class A	17,708,155	962,084
	Equifax Inc.	3,920,862	954,965
	Rockwell Automation Inc.	3,573,413	923,298
	Martin Marietta Materials Inc.	1,925,474	920,627
	Xylem Inc.	7,681,238	917,601
	DuPont de Nemours Inc.	11,893,908	888,237
*	Keysight Technologies Inc.	5,452,338	816,597
	Fortive Corp.	10,732,653	785,416
	PPG Industries Inc.	7,163,058	783,280
*	Mettler-Toledo International Inc.	661,227	780,850
[1]	Dow Inc.	22,171,617	774,233

		Shares	Market Value ($000)
	Dover Corp.	4,333,987	761,395
	Smurfit WestRock plc	16,441,239	740,842
*	Teledyne Technologies Inc.	1,482,455	737,833
*	Corpay Inc.	2,089,529	728,661
	Veralto Corp.	7,430,715	724,123
	HEICO Corp. Class A	3,170,702	668,923
	Synchrony Financial	12,290,102	650,638
	Lennox International Inc.	1,014,892	569,182
	Global Payments Inc.	5,809,179	568,835
	Packaging Corp. of America	2,845,594	563,485
	Hubbell Inc. Class B	1,699,690	562,444
	Watsco Inc.	1,101,674	559,981
	Snap-on Inc.	1,651,796	556,672
	EMCOR Group Inc.	1,430,556	528,776
	Expeditors International of Washington Inc.	4,357,550	523,995
	TransUnion	6,168,056	511,887
*	Trimble Inc.	7,747,937	508,652
	Carlisle Cos. Inc.	1,409,037	479,777
	RPM International Inc.	4,078,439	471,794
	Jacobs Solutions Inc.	3,860,509	466,697
	Masco Corp.	6,698,047	465,782
	Ball Corp.	8,930,363	465,004
*	Zebra Technologies Corp. Class A	1,622,000	458,312
	Pentair plc	5,201,487	455,026
*	Builders FirstSource Inc.	3,588,399	448,335
	Graco Inc.	5,336,102	445,618
	IDEX Corp.	2,396,928	433,772
	Jack Henry & Associates Inc.	2,303,181	420,561
	Booz Allen Hamilton Holding Corp.	4,000,647	418,388
	Textron Inc.	5,755,940	415,867
	AECOM	4,203,197	389,762
	Owens Corning	2,696,973	385,182
*	XPO Inc.	3,510,786	377,690
	Curtiss-Wright Corp.	1,183,745	375,567
	Stanley Black & Decker Inc.	4,882,716	375,383
	JB Hunt Transport Services Inc.	2,520,653	372,931
	CH Robinson Worldwide Inc.	3,556,797	364,216
	Comfort Systems USA Inc.	1,127,185	363,326
	FTAI Aviation Ltd.	3,247,172	360,533
*	Affirm Holdings Inc. Class A	7,885,741	356,357
	Allegion plc	2,724,512	355,440
	Woodward Inc.	1,868,243	340,936
	Crown Holdings Inc.	3,795,556	338,791
	Lincoln Electric Holdings Inc.	1,781,574	337,003
	ITT Inc.	2,569,324	331,854
	Nordson Corp.	1,608,922	324,552
	CNH Industrial NV	25,655,222	315,046
	AptarGroup Inc.	2,099,904	311,584
*	Saia Inc.	841,168	293,929
*	Core & Main Inc. Class A	5,989,906	289,372
	BWX Technologies Inc.	2,889,192	285,019
*	API Group Corp.	7,857,005	280,966
	Genpact Ltd.	5,576,797	280,959
*	TopBuild Corp.	919,944	280,537
	Applied Industrial Technologies Inc.	1,215,392	273,876
	nVent Electric plc	5,221,000	273,685
	Advanced Drainage Systems Inc.	2,450,406	266,237
*	Paylocity Holding Corp.	1,411,274	264,388
*	Middleby Corp.	1,701,225	258,552
	Acuity Inc.	977,246	257,358
	Allison Transmission Holdings Inc.	2,684,589	256,835
	Donaldson Co. Inc.	3,798,189	254,707
	Huntington Ingalls Industries Inc.	1,237,927	252,587
	Tetra Tech Inc.	8,474,047	247,866
	Graphic Packaging Holding Co.	9,530,737	247,418
	A O Smith Corp.	3,726,948	243,593
*	Rocket Lab USA Inc.	13,622,584	243,572
	Berry Global Group Inc.	3,479,089	242,875
*	Beacon Roofing Supply Inc.	1,958,463	242,262
	WESCO International Inc.	1,552,693	241,133

		Shares	Market Value ($000)
*	Generac Holdings Inc.	1,884,443	238,665
	Regal Rexnord Corp.	2,092,401	238,220
	Fortune Brands Innovations Inc.	3,858,316	234,894
*	ATI Inc.	4,514,576	234,893
	Crane Co.	1,532,028	234,676
	Eagle Materials Inc.	1,046,027	232,145
	Toro Co.	3,171,789	230,748
*	Axalta Coating Systems Ltd.	6,904,934	229,037
*	ExlService Holdings Inc.	4,849,932	228,965
*	AZEK Co. Inc. Class A	4,565,712	223,218
*	Aurora Innovation Inc. Class A	32,954,345	221,618
*	MasTec Inc.	1,885,087	220,008
	Knight-Swift Transportation Holdings Inc. Class A	4,861,937	211,446
	Simpson Manufacturing Co. Inc.	1,337,906	210,158
	Esab Corp.	1,803,438	210,101
	Flowserve Corp.	4,145,116	202,447
*	Trex Co. Inc.	3,385,944	196,723
*	Chart Industries Inc.	1,354,549	195,543
	Armstrong World Industries Inc.	1,381,017	194,558
	Oshkosh Corp.	2,064,315	194,211
	JBT Marel Corp.	1,556,750	190,235
*	Fluor Corp.	5,310,514	190,223
	HEICO Corp.	695,259	185,766
*	FTI Consulting Inc.	1,132,077	185,751
	AGCO Corp.	2,005,886	185,685
	Louisiana-Pacific Corp.	1,999,958	183,956
*	Kirby Corp.	1,812,913	183,122
*	ACI Worldwide Inc.	3,307,446	180,950
	Valmont Industries Inc.	632,579	180,519
*	SPX Technologies Inc.	1,398,642	180,117
*	Mohawk Industries Inc.	1,570,493	179,319
	Badger Meter Inc.	928,131	176,577
	Watts Water Technologies Inc. Class A	865,683	176,530
*	Shift4 Payments Inc. Class A	2,135,333	174,478
	GATX Corp.	1,121,534	174,141
	MSA Safety Inc.	1,181,470	173,310
	AAON Inc.	2,190,447	171,140
	Ryder System Inc.	1,188,448	170,911
	MKS Instruments Inc.	2,122,901	170,150
[1]	Robert Half Inc.	3,097,111	168,947
*,1	WEX Inc.	1,072,407	168,389
	Landstar System Inc.	1,120,575	168,310
	Cognex Corp.	5,417,988	161,619
*	Knife River Corp.	1,786,747	161,182
	Moog Inc. Class A	907,684	157,347
	Vontier Corp.	4,739,671	155,698
	WillScot Holdings Corp.	5,550,306	154,298
	CSW Industrials Inc.	529,040	154,226
	Littelfuse Inc.	780,442	153,544
	Air Lease Corp. Class A	3,152,697	152,307
*	Itron Inc.	1,431,197	149,932
	Zurn Elkay Water Solutions Corp.	4,523,538	149,186
*	GXO Logistics Inc.	3,786,995	147,996
	Sonoco Products Co.	3,113,620	147,087
*,1	Kratos Defense & Security Solutions Inc.	4,818,707	143,067
	Federal Signal Corp.	1,943,529	142,947
*	BILL Holdings Inc.	3,104,742	142,477
*	Euronet Worldwide Inc.	1,305,649	139,509
	Silgan Holdings Inc.	2,691,508	137,590
	Matson Inc.	1,062,289	136,154
	ADT Inc.	16,480,917	134,155
*	Dycom Industries Inc.	879,555	133,991
*	Gates Industrial Corp. plc	7,272,978	133,896
	Sealed Air Corp.	4,628,150	133,754
	Installed Building Products Inc.	760,704	130,430
	ESCO Technologies Inc.	818,621	130,259
	Exponent Inc.	1,593,437	129,164
*	Modine Manufacturing Co.	1,657,872	127,242
*	Spirit AeroSystems Holdings Inc. Class A	3,683,364	126,929
	Belden Inc.	1,260,647	126,380

		Shares	Market Value ($000)
	Mueller Water Products Inc. Class A	4,938,593	125,539
[1]	Kadant Inc.	369,472	124,479
	Maximus Inc.	1,774,166	120,980
*	Bloom Energy Corp. Class A	6,145,680	120,824
	Herc Holdings Inc.	897,062	120,448
	Arcosa Inc.	1,535,424	118,412
	Boise Cascade Co.	1,204,461	118,146
	Sensata Technologies Holding plc	4,779,725	116,004
	Franklin Electric Co. Inc.	1,233,578	115,808
*	CBIZ Inc.	1,500,952	113,862
	Brink's Co.	1,316,024	113,389
	EnerSys	1,230,002	112,644
	Western Union Co.	10,628,555	112,450
*	Verra Mobility Corp. Class A	4,964,545	111,752
	MSC Industrial Direct Co. Inc. Class A	1,431,256	111,166
	Brunswick Corp.	2,063,084	111,097
	Korn Ferry	1,632,203	110,712
	UL Solutions Inc. Class A	1,962,638	110,693
	Enpro Inc.	659,122	106,639
*	AeroVironment Inc.	894,462	106,611
*	Construction Partners Inc. Class A	1,483,277	106,603
	Otter Tail Corp.	1,318,868	105,997
	Granite Construction Inc.	1,386,104	104,512
*	Sterling Infrastructure Inc.	920,190	104,175
	Griffon Corp.	1,453,954	103,958
*	OSI Systems Inc.	504,508	98,046
*	Remitly Global Inc.	4,704,532	97,854
*	RXO Inc.	5,095,435	97,323
	Atmus Filtration Technologies Inc.	2,625,842	96,447
	HB Fuller Co.	1,705,835	95,731
	H&E Equipment Services Inc.	991,357	93,971
	Brady Corp. Class A	1,330,120	93,960
	ABM Industries Inc.	1,983,151	93,922
	Insperity Inc.	1,052,484	93,913
*	Amentum Holdings Inc.	5,025,974	91,473
	Primoris Services Corp.	1,591,794	91,385
*	Hayward Holdings Inc.	6,519,180	90,747
*	GMS Inc.	1,227,467	89,814
*,1	Joby Aviation Inc.	14,534,465	87,497
*	Mirion Technologies Inc. Class A	6,022,185	87,322
	McGrath RentCorp	776,370	86,488
	ManpowerGroup Inc.	1,477,033	85,491
[1]	Patrick Industries Inc.	1,004,188	84,914
*,1	Standardaero Inc.	3,170,484	84,462
*	ASGN Inc.	1,337,413	84,284
	UniFirst Corp.	477,238	83,039
*	Huron Consulting Group Inc.	569,719	81,726
	Leonardo DRS Inc.	2,471,770	81,272
	Alight Inc. Class A	13,380,823	79,348
	Crane NXT Co.	1,519,255	78,090
*	Resideo Technologies Inc.	4,382,318	77,567
	Enerpac Tool Group Corp. Class A	1,713,690	76,876
	Terex Corp.	2,016,170	76,171
	EVERTEC Inc.	2,040,301	75,022
	AZZ Inc.	896,048	74,919
	VSE Corp.	622,917	74,744
	TriNet Group Inc.	931,546	73,816
	Trinity Industries Inc.	2,617,294	73,441
*,1	Loar Holdings Inc.	1,037,678	73,312
*,1	Archer Aviation Inc. Class A	9,972,515	70,905
	Hub Group Inc. Class A	1,860,684	69,162
*	Mercury Systems Inc.	1,599,303	68,914
	Albany International Corp. Class A	988,541	68,249
*	CoreCivic Inc.	3,336,825	67,704
	Atkore Inc.	1,114,293	66,846
*	Payoneer Global Inc.	9,005,080	65,827
*	Triumph Group Inc.	2,438,520	61,792
	Standex International Corp.	382,215	61,686
*	Everus Construction Group Inc.	1,658,848	61,527
*	NCR Atleos Corp.	2,292,165	60,467

		Shares	Market Value ($000)
*	AAR Corp.	1,077,157	60,310
*	Marqeta Inc. Class A	14,014,404	57,739
	Alamo Group Inc.	323,389	57,631
*	Gibraltar Industries Inc.	974,776	57,180
*	O-I Glass Inc.	4,868,100	55,837
*	MYR Group Inc.	487,304	55,109
*	Hillman Solutions Corp.	6,229,022	54,753
	Werner Enterprises Inc.	1,863,788	54,609
	Hillenbrand Inc.	2,237,491	54,013
	ArcBest Corp.	754,185	53,230
*	Masterbrand Inc.	4,050,437	52,899
	Kennametal Inc.	2,476,851	52,757
	Argan Inc.	401,691	52,690
*	Upwork Inc.	4,011,585	52,351
	Powell Industries Inc.	305,246	51,993
	ICF International Inc.	593,488	50,429
	REV Group Inc.	1,559,296	49,274
	International Seaways Inc.	1,476,249	49,011
	Tennant Co.	613,386	48,918
	Pitney Bowes Inc.	5,386,281	48,746
	Greenbrier Cos. Inc.	947,240	48,518
*	AvidXchange Holdings Inc.	5,606,955	47,547
*	IES Holdings Inc.	284,975	47,052
	Greif Inc. Class A	837,123	46,033
*	Air Transport Services Group Inc.	1,966,528	44,129
	Lindsay Corp.	346,734	43,869
*	Legalzoom.com Inc.	4,984,072	42,913
*,1	Enovix Corp.	5,111,377	37,517
*	Donnelley Financial Solutions Inc.	839,995	36,716
*,1	First Advantage Corp.	2,529,628	35,642
	Vestis Corp.	3,598,002	35,620
*	NV5 Global Inc.	1,816,446	35,003
*	Flywire Corp.	3,675,577	34,918
*,1	Symbotic Inc. Class A	1,716,336	34,687
*	Vicor Corp.	723,003	33,822
*,1	PureCycle Technologies Inc.	4,880,356	33,772
	Helios Technologies Inc.	1,051,140	33,731
	CRA International Inc.	193,492	33,513
*	Blue Bird Corp.	1,020,718	33,041
	Barrett Business Services Inc.	799,949	32,918
*	DXP Enterprises Inc.	399,828	32,890
*	Tutor Perini Corp.	1,418,538	32,882
	Apogee Enterprises Inc.	695,673	32,231
*	Janus International Group Inc.	4,265,197	30,709
	Perella Weinberg Partners Class A	1,651,177	30,382
*	Thermon Group Holdings Inc.	1,063,904	29,630
*	AMN Healthcare Services Inc.	1,196,080	29,256
	Kforce Inc.	593,443	29,013
	TriMas Corp.	1,215,374	28,476
[1]	Bel Fuse Inc. Class B	377,402	28,252
*	Proto Labs Inc.	795,721	27,882
*	American Woodmark Corp.	469,513	27,621
	Quanex Building Products Corp.	1,483,497	27,578
*	Energy Recovery Inc.	1,731,860	27,519
	United States Lime & Minerals Inc.	309,552	27,358
*	V2X Inc.	546,300	26,796
	Schneider National Inc. Class B	1,165,269	26,626
	Heidrick & Struggles International Inc.	609,090	26,087
	Napco Security Technologies Inc.	1,097,879	25,273
	Marten Transport Ltd.	1,823,250	25,015
	Astec Industries Inc.	725,274	24,986
*	Limbach Holdings Inc.	328,088	24,433
*,1	Eos Energy Enterprises Inc.	6,442,893	24,354
*	Ducommun Inc.	416,775	24,185
	Gorman-Rupp Co.	675,442	23,708
*	BrightView Holdings Inc.	1,783,319	22,898
	Cadre Holdings Inc.	759,206	22,480
*	Cimpress plc	496,756	22,468
*	Paymentus Holdings Inc. Class A	856,382	22,352
	Deluxe Corp.	1,394,820	22,052

		Shares	Market Value ($000)
*	Planet Labs PBC	6,389,764	21,597
*	Karman Holdings Inc.	634,428	21,203
*	Astronics Corp.	877,159	21,201
*	Transcat Inc.	274,960	20,471
	Pactiv Evergreen Inc.	1,130,949	20,368
*,1	Sezzle Inc.	582,000	20,306
*	CECO Environmental Corp.	885,763	20,195
*	Moneylion Inc.	230,022	19,899
*	BlueLinx Holdings Inc.	259,211	19,436
	Mesa Laboratories Inc.	163,149	19,359
*,1	Intuitive Machines Inc. Class A	2,569,258	19,141
*	I3 Verticals Inc. Class A	740,229	18,261
	Cass Information Systems Inc.	413,055	17,865
*	Great Lakes Dredge & Dock Corp.	2,014,497	17,526
*	Willdan Group Inc.	422,547	17,206
	FTAI Infrastructure Inc.	3,682,249	16,681
*	Aspen Aerogels Inc.	2,573,966	16,448
	Douglas Dynamics Inc.	690,524	16,041
	Ennis Inc.	792,162	15,915
*	Forward Air Corp.	783,237	15,735
	Preformed Line Products Co.	111,500	15,620
*	FARO Technologies Inc.	567,800	15,501
	National Presto Industries Inc.	175,838	15,458
	Miller Industries Inc.	362,896	15,376
*	Cantaloupe Inc.	1,947,885	15,330
	Insteel Industries Inc.	581,412	15,291
	LSI Industries Inc.	892,565	15,174
*	JELD-WEN Holding Inc.	2,527,869	15,091
*	Cross Country Healthcare Inc.	1,010,895	15,052
	Columbus McKinnon Corp.	865,247	14,649
	Wabash National Corp.	1,315,600	14,537
[1]	CompoSecure Inc. Class A	1,284,839	13,966
	Myers Industries Inc.	1,161,067	13,852
*	Repay Holdings Corp. Class A	2,474,624	13,784
*	Montrose Environmental Group Inc.	963,183	13,735
*	Green Dot Corp. Class A	1,599,318	13,498
	Heartland Express Inc.	1,449,672	13,366
*	Conduent Inc.	4,855,792	13,111
	Hyster-Yale Inc.	310,321	12,891
*	Titan International Inc.	1,529,329	12,831
	Kelly Services Inc. Class A	967,674	12,744
*,1	Evolv Technologies Holdings Inc.	3,975,231	12,403
*	ZipRecruiter Inc. Class A	2,058,665	12,126
*	International Money Express Inc.	928,961	11,723
	Willis Lease Finance Corp.	72,352	11,429
*,1	Titan Machinery Inc.	641,694	10,934
*	Graham Corp.	378,043	10,895
	Covenant Logistics Group Inc. Class A	478,932	10,632
	Allient Inc.	476,922	10,483
*	Custom Truck One Source Inc.	2,452,211	10,348
	Luxfer Holdings plc	869,092	10,307
*	Franklin Covey Co.	358,391	9,899
*	Bowman Consulting Group Ltd.	446,267	9,742
*	Radiant Logistics Inc.	1,578,049	9,705
*,1	Amprius Technologies Inc.	3,587,587	9,615
*	Manitowoc Co. Inc.	1,050,012	9,020
*	CryoPort Inc.	1,474,275	8,964
*	Distribution Solutions Group Inc.	319,525	8,947
*,1	Centuri Holdings Inc.	544,713	8,928
*,1	Byrna Technologies Inc.	503,354	8,476
*	3D Systems Corp.	3,993,964	8,467
*,1	Sky Harbour Group Corp. Class A	649,900	8,455
*	Vishay Precision Group Inc.	348,897	8,405
	Park Aerospace Corp.	610,514	8,211
*	Atlanticus Holdings Corp.	160,278	8,198
*	Mistras Group Inc.	772,949	8,178
	Shyft Group Inc.	966,234	7,817
*	Hudson Technologies Inc.	1,219,485	7,524
*	TaskUS Inc. Class A	546,224	7,445
*	Ranpak Holdings Corp. Class A	1,318,835	7,148

		Shares	Market Value ($000)
*,1	Microvast Holdings Inc.	5,814,973	6,804
*,1	BlackSky Technology Inc. Class A	880,098	6,803
	Resources Connection Inc.	1,003,466	6,563
*	Performant Healthcare Inc.	2,207,671	6,535
*,1	Redwire Corp.	779,844	6,465
*	Target Hospitality Corp.	948,300	6,240
*	AerSale Corp.	829,567	6,213
*,1	Eve Holding Inc.	1,834,800	6,092
*	Orion Group Holdings Inc.	1,163,667	6,086
	Universal Logistics Holdings Inc.	231,011	6,062
*	Hyliion Holdings Corp.	4,137,884	5,793
	Park-Ohio Holdings Corp.	268,028	5,789
*	Priority Technology Holdings Inc.	848,001	5,779
	Karat Packaging Inc.	217,229	5,774
	Quad/Graphics Inc.	1,037,059	5,652
	Information Services Group Inc.	1,422,145	5,561
*	CPI Card Group Inc.	185,626	5,415
*	L B Foster Co. Class A	273,260	5,378
*,1	Proficient Auto Logistics Inc.	636,277	5,326
	Kronos Worldwide Inc.	698,643	5,226
*,1	Spire Global Inc.	630,404	5,100
*	SoundThinking Inc.	299,290	5,073
*	Blade Air Mobility Inc.	1,843,041	5,031
*	TrueBlue Inc.	897,923	4,768
*,1	Power Solutions International Inc.	180,100	4,553
*	Acacia Research Corp.	1,366,267	4,372
	Concrete Pumping Holdings Inc.	790,269	4,315
*	Mayville Engineering Co. Inc.	318,534	4,278
*,1	Richtech Robotics Inc. Class B	2,128,569	4,215
*,1	TSS Inc.	533,600	4,189
	Eastern Co.	163,461	4,139
*	Smith-Midland Corp.	132,408	4,114
*	Gencor Industries Inc.	332,994	4,049
*	Core Molding Technologies Inc.	254,202	3,864
[1]	Alta Equipment Group Inc.	816,010	3,827
*,1	Palladyne AI Corp.	640,213	3,764
	Frequency Electronics Inc.	228,179	3,571
*,1	Lightbridge Corp.	454,450	3,390
*,1	Resolute Holdings Management Inc.	107,092	3,356
*,1	Desktop Metal Inc. Class A	680,453	3,341
*	Forrester Research Inc.	360,304	3,329
	EVI Industries Inc.	197,514	3,314
*,1	Taylor Devices Inc.	98,486	3,178
*	CS Disco Inc.	770,155	3,150
*,1	Skillsoft Corp.	157,227	3,025
*	Hurco Cos. Inc.	194,691	3,020
	Twin Disc Inc.	395,659	2,995
*	M-Tron Industries Inc.	65,972	2,938
*,1	AirJoule Technologies Corp. Class A	612,400	2,823
*,1	Virgin Galactic Holdings Inc.	897,204	2,719
	TTEC Holdings Inc.	823,829	2,710
*	LightPath Technologies Inc. Class A	1,199,048	2,410
*	Alpha Pro Tech Ltd.	460,916	2,305
*	PAMT Corp.	188,141	2,284
*	Innovative Solutions & Support Inc.	362,582	2,281
*	Research Solutions Inc.	846,894	2,202
*	FreightCar America Inc.	389,900	2,156
*	Paysign Inc.	994,857	2,109
	HireQuest Inc.	168,702	2,008
*	Ultralife Corp.	348,051	1,872
*,1	SKYX Platforms Corp.	1,606,812	1,832
*	DHI Group Inc.	1,294,953	1,800
*,1	Wrap Technologies Inc.	916,807	1,568
*	Team Inc.	88,315	1,494
*	Markforged Holding Corp.	316,549	1,481
*	Where Food Comes From Inc.	132,623	1,468
[1]	Espey Manufacturing & Electronics Corp.	53,150	1,442
*,1	Coda Octopus Group Inc.	220,722	1,377
*	VirTra Inc.	332,423	1,353
*	BGSF Inc.	359,610	1,323

		Shares	Market Value ($000)
*,1	INNOVATE Corp.	161,864	1,267
*	Babcock & Wilcox Enterprises Inc.	1,843,405	1,239
*	RF Industries Ltd.	249,088	1,168
*	Commercial Vehicle Group Inc.	1,007,798	1,159
*	Hudson Global Inc.	107,683	1,149
*	Usio Inc.	757,304	1,106
*	CPI Aerostructures Inc.	308,430	1,070
*	Broadwind Inc.	674,959	979
*	GEE Group Inc.	3,830,957	774
*,1	374Water Inc.	2,097,315	713
*	Fuel Tech Inc.	593,112	623
*,1	Flux Power Holdings Inc.	359,465	618
*	Sono-Tek Corp.	162,136	590
*	Sypris Solutions Inc.	365,527	588
*	Orion Energy Systems Inc.	796,013	574
*,1	Air T Inc.	31,530	533
*,1	Bridger Aerospace Group Holdings Inc.	421,000	476
*	ClearSign Technologies Corp.	603,165	452
*	LGL Group Inc.	64,391	420
*,1	TOMI Environmental Solutions Inc.	484,669	397
*,1	Knightscope Inc. Class A	127,831	360
*,1	Armlogi Holding Corp.	328,278	328
	Pioneer Power Solutions Inc.	107,157	320
	Taitron Components Inc. Class A	125,572	316
	Bel Fuse Inc. Class A	3,626	261
*	Astrotech Corp.	38,881	252
*,1	Jewett-Cameron Trading Co. Ltd.	53,616	246
*,1	Xos Inc.	81,376	245
*	Optex Systems Holdings Inc.	41,290	235
*,1	Hydrofarm Holdings Group Inc.	123,912	234
*	Servotronics Inc.	20,233	214
*	AppTech Payments Corp.	483,438	201
*,1	MultiSensor AI Holdings Inc.	131,900	123
*	Electro-Sensors Inc.	20,490	90
*,1	Workhorse Group Inc.	44,928	83
*	Interlink Electronics Inc.	11,026	70
*	SIFCO Industries Inc.	25,024	69
*,1	Dragonfly Energy Holdings Corp.	58,462	57
*	Phoenix Motor Inc.	10,021	3
*,2	Patriot National Inc.	129,819	—
	Ardagh Group SA Class A	37	—
*,1,2	Hyzon Motors Inc. Class A	52,830	—
			218,835,402
Real Estate (2.8%)
	Prologis Inc.	29,270,773	3,272,180
	American Tower Corp.	14,781,532	3,216,461
	Welltower Inc.	20,262,459	3,104,411
	Equinix Inc.	3,076,892	2,508,744
	Realty Income Corp.	28,195,446	1,635,618
	Simon Property Group Inc.	9,798,434	1,627,324
	Digital Realty Trust Inc.	10,638,834	1,524,439
	Public Storage	4,986,915	1,492,534
	Crown Castle Inc.	13,742,386	1,432,369
*	CBRE Group Inc. Class A	9,497,550	1,242,090
*	CoStar Group Inc.	13,336,768	1,056,672
	Extra Space Storage Inc.	6,702,546	995,261
	VICI Properties Inc. Class A	30,205,227	985,295
	AvalonBay Communities Inc.	4,486,753	962,947
	Ventas Inc.	13,798,669	948,797
	Equity Residential	11,387,700	815,132
	Iron Mountain Inc.	9,283,826	798,780
	SBA Communications Corp.	3,403,667	748,841
	Weyerhaeuser Co.	22,903,791	670,623
	Invitation Homes Inc.	18,412,162	641,664
	Essex Property Trust Inc.	2,034,785	623,804
	Mid-America Apartment Communities Inc.	3,702,600	620,482
	Sun Communities Inc.	4,028,867	518,273
	Alexandria Real Estate Equities Inc.	5,464,917	505,559
	UDR Inc.	10,442,451	471,686

		Shares	Market Value ($000)
	Kimco Realty Corp.	21,329,078	453,030
	Healthpeak Properties Inc.	22,111,944	447,104
	WP Carey Inc.	6,920,841	436,774
	Regency Centers Corp.	5,744,205	423,693
	Gaming & Leisure Properties Inc.	8,263,488	420,612
	Camden Property Trust	3,374,608	412,715
	American Homes 4 Rent Class A	9,904,248	374,480
*	Jones Lang LaSalle Inc.	1,499,176	371,661
*	Zillow Group Inc. Class C	5,415,422	371,281
	Equity LifeStyle Properties Inc.	5,444,008	363,115
	Omega Healthcare Investors Inc.	8,893,807	338,676
	Lamar Advertising Co. Class A	2,788,745	317,303
	Host Hotels & Resorts Inc.	22,222,783	315,786
	CubeSmart	7,156,672	305,661
	BXP Inc.	4,500,032	302,357
	EastGroup Properties Inc.	1,643,497	289,502
	Rexford Industrial Realty Inc.	6,947,106	271,979
	Federal Realty Investment Trust	2,699,981	264,112
	Agree Realty Corp.	3,381,594	261,025
	Brixmor Property Group Inc.	9,618,138	255,362
	NNN REIT Inc.	5,925,505	252,723
	First Industrial Realty Trust Inc.	4,187,466	225,956
	STAG Industrial Inc.	5,904,418	213,268
	Vornado Realty Trust	5,420,203	200,493
	Terreno Realty Corp.	3,155,718	199,505
	Essential Properties Realty Trust Inc.	5,904,553	192,725
	Americold Realty Trust Inc.	8,973,896	192,580
	Healthcare Realty Trust Inc. Class A	11,224,567	189,695
	CareTrust REIT Inc.	5,886,318	168,231
[1]	Ryman Hospitality Properties Inc.	1,808,040	165,327
	Cousins Properties Inc.	5,286,708	155,958
	Independence Realty Trust Inc.	7,332,209	155,663
	Kite Realty Group Trust	6,949,093	155,451
	American Healthcare REIT Inc.	4,777,883	144,770
*	Compass Inc. Class A	16,256,029	141,915
	Phillips Edison & Co. Inc.	3,888,824	141,903
	Rayonier Inc.	4,913,451	136,987
	Macerich Co.	7,774,068	133,481
	Sabra Health Care REIT Inc.	7,466,670	130,443
	SL Green Realty Corp.	2,238,291	129,149
	EPR Properties	2,377,134	125,061
	Tanger Inc.	3,634,223	122,800
*	GEO Group Inc.	4,178,742	122,061
	Kilroy Realty Corp.	3,680,780	120,582
[1]	HA Sustainable Infrastructure Capital Inc.	3,724,597	108,907
	Lineage Inc.	1,820,160	106,716
	PotlatchDeltic Corp.	2,347,996	105,942
*	Millrose Properties Inc.	3,891,546	103,165
	National Health Investors Inc.	1,377,799	101,764
	Broadstone Net Lease Inc.	5,947,466	101,345
	Highwoods Properties Inc.	3,300,940	97,840
	COPT Defense Properties	3,542,251	96,597
	Four Corners Property Trust Inc.	3,218,198	92,362
	Apple Hospitality REIT Inc.	6,858,130	88,538
[1]	Medical Properties Trust Inc.	14,328,714	86,402
	National Storage Affiliates Trust	2,163,791	85,253
	Douglas Emmett Inc.	5,289,401	84,630
*	Zillow Group Inc. Class A	1,255,630	83,951
	Acadia Realty Trust	3,819,940	80,028
	LXP Industrial Trust	8,870,283	76,728
*	Cushman & Wakefield plc	7,250,043	74,095
	Urban Edge Properties	3,895,922	74,023
	Curbline Properties Corp.	2,972,540	71,906
	Outfront Media Inc.	4,451,560	71,848
*	Howard Hughes Holdings Inc.	944,058	69,936
	InvenTrust Properties Corp.	2,277,392	66,887
	Sunstone Hotel Investors Inc.	6,450,134	60,696
	Park Hotels & Resorts Inc.	5,675,723	60,617
	St. Joe Co.	1,286,046	60,380
	Global Net Lease Inc.	6,402,112	51,473

		Shares	Market Value ($000)
	LTC Properties Inc.	1,420,278	50,349
	Getty Realty Corp.	1,567,434	48,873
	Elme Communities	2,785,827	48,473
	DigitalBridge Group Inc.	5,493,119	48,449
	DiamondRock Hospitality Co.	6,232,348	48,114
	Innovative Industrial Properties Inc.	889,294	48,102
	Sila Realty Trust Inc.	1,670,965	44,631
	Newmark Group Inc. Class A	3,645,283	44,363
	JBG SMITH Properties	2,684,863	43,253
	UMH Properties Inc.	2,278,731	42,612
	Veris Residential Inc.	2,506,762	42,414
	NETSTREIT Corp.	2,578,967	40,877
	Alexander & Baldwin Inc.	2,275,781	39,212
	Pebblebrook Hotel Trust	3,807,005	38,565
	Xenia Hotels & Resorts Inc.	3,242,578	38,133
	Apartment Investment & Management Co. Class A	4,235,713	37,274
	Uniti Group Inc.	7,365,284	37,121
	RLJ Lodging Trust	4,635,897	36,577
	Centerspace	544,476	35,255
	Empire State Realty Trust Inc. Class A	4,399,261	34,402
*	Redfin Corp.	3,693,841	34,020
	Easterly Government Properties Inc. Class A	3,160,170	33,498
	Kennedy-Wilson Holdings Inc.	3,338,754	28,980
	American Assets Trust Inc.	1,437,142	28,944
	Piedmont Office Realty Trust Inc. Class A	3,923,897	28,919
	NexPoint Residential Trust Inc.	691,602	27,339
	Marcus & Millichap Inc.	758,522	26,131
	Paramount Group Inc.	5,825,297	25,049
[1]	eXp World Holdings Inc.	2,389,738	23,372
	Whitestone REIT	1,583,601	23,073
	Plymouth Industrial REIT Inc.	1,371,054	22,348
	Brandywine Realty Trust	4,887,520	21,798
	Gladstone Commercial Corp.	1,385,190	20,750
*,1	Opendoor Technologies Inc.	19,071,048	19,452
	SITE Centers Corp.	1,480,468	19,009
	Armada Hoffler Properties Inc.	2,512,143	18,866
	CTO Realty Growth Inc.	931,673	17,991
	Global Medical REIT Inc.	1,997,012	17,474
	Summit Hotel Properties Inc.	3,223,409	17,439
	CBL & Associates Properties Inc.	642,179	17,069
	Universal Health Realty Income Trust	402,810	16,499
	Farmland Partners Inc.	1,469,233	16,382
	Diversified Healthcare Trust	6,823,412	16,376
*	NET Lease Office Properties	503,093	15,787
	Community Healthcare Trust Inc.	844,835	15,342
	Alexander's Inc.	71,682	14,993
[1]	Peakstone Realty Trust	1,147,475	14,458
	Saul Centers Inc.	395,653	14,271
	One Liberty Properties Inc.	532,774	13,996
	Service Properties Trust	5,221,240	13,627
	Hudson Pacific Properties Inc.	4,445,180	13,113
*	Forestar Group Inc.	560,618	11,851
	Bridge Investment Group Holdings Inc. Class A	1,188,832	11,389
	Gladstone Land Corp.	1,070,672	11,263
	Chatham Lodging Trust	1,541,231	10,989
*	Tejon Ranch Co.	666,963	10,571
*	FRP Holdings Inc.	353,227	10,092
	Postal Realty Trust Inc. Class A	701,624	10,019
*	Anywhere Real Estate Inc.	2,971,872	9,896
	RMR Group Inc. Class A	474,034	7,893
	Alpine Income Property Trust Inc.	465,782	7,788
	Industrial Logistics Properties Trust	1,863,505	6,410
	City Office REIT Inc.	1,199,497	6,225
	FrontView REIT Inc.	471,319	6,028
	BRT Apartments Corp.	320,281	5,445
	Braemar Hotels & Resorts Inc.	2,073,053	5,162
*,1	Seaport Entertainment Group Inc.	238,764	5,126
	Equity Commonwealth	3,161,587	5,090
*	RE/MAX Holdings Inc. Class A	607,163	5,082
	Franklin Street Properties Corp.	2,761,816	4,916

		Shares	Market Value ($000)
*	Stratus Properties Inc.	274,801	4,878
*	Douglas Elliman Inc.	2,474,908	4,257
	Modiv Industrial Inc. Class C	260,781	4,186
[1]	Orion Properties Inc.	1,830,112	3,916
*	Maui Land & Pineapple Co. Inc.	216,674	3,807
*	Seritage Growth Properties Class A	1,096,483	3,542
*	Star Holdings	397,823	3,385
*	AMREP Corp.	115,952	2,325
	Strawberry Fields REIT Inc.	140,624	1,675
	Global Self Storage Inc.	319,661	1,611
	Clipper Realty Inc.	398,844	1,532
*	Comstock Holding Cos. Inc. Class A	164,051	1,414
*,1	Rafael Holdings Inc. Class B	710,687	1,329
[1]	Bluerock Homes Trust Inc.	109,281	1,243
*	Mobile Infrastructure Corp. Class A	241,882	1,009
*	Ashford Hospitality Trust Inc.	131,797	945
*,1	Offerpad Solutions Inc.	564,664	937
	Office Properties Income Trust	1,641,000	748
*	Altisource Portfolio Solutions SA	582,728	397
*,1	reAlpha Tech Corp.	290,357	317
*	Fathom Holdings Inc.	347,914	307
*,2	Spirit MTA REIT	2,854,330	257
*	Sotherly Hotels Inc.	354,319	248
*	Transcontinental Realty Investors Inc.	6,265	175
*,2	New York REIT Liquidating LLC	19,100	54
*,1	American Strategic Investment Co.	2,593	29
			47,174,142
Technology (32.0%)
	Apple Inc.	474,792,639	105,465,689
	Microsoft Corp.	234,967,317	88,204,381
	NVIDIA Corp.	732,633,291	79,402,796
	Meta Platforms Inc. Class A	69,214,864	39,892,679
	Alphabet Inc. Class A	184,349,830	28,507,858
	Broadcom Inc.	148,149,962	24,804,748
	Alphabet Inc. Class C	147,688,323	23,073,347
	Salesforce Inc.	28,735,882	7,711,561
	Oracle Corp.	53,040,220	7,415,553
	International Business Machines Corp.	29,305,135	7,287,015
*	Palantir Technologies Inc. Class A	67,520,354	5,698,718
	QUALCOMM Inc.	34,964,703	5,370,928
*	Adobe Inc.	13,749,192	5,273,228
*	Advanced Micro Devices Inc.	51,194,837	5,259,758
*	ServiceNow Inc.	6,510,665	5,183,401
	Texas Instruments Inc.	28,779,411	5,171,660
	Intuit Inc.	8,394,298	5,154,015
	Applied Materials Inc.	25,662,171	3,724,094
*	Palo Alto Networks Inc.	20,922,547	3,570,223
	Analog Devices Inc.	15,680,064	3,162,199
	Micron Technology Inc.	35,214,865	3,059,820
	Lam Research Corp.	40,575,259	2,949,821
	KLA Corp.	4,200,957	2,855,811
	Intel Corp.	123,172,317	2,797,243
*	Crowdstrike Holdings Inc. Class A	7,394,694	2,607,221
	Amphenol Corp. Class A	38,267,539	2,509,968
*	Cadence Design Systems Inc.	8,661,195	2,202,802
*	MicroStrategy Inc. Class A	7,604,010	2,192,008
*	Synopsys Inc.	4,885,146	2,094,995
*	AppLovin Corp. Class A	7,819,641	2,071,970
	Roper Technologies Inc.	3,393,923	2,000,989
*	Fortinet Inc.	20,648,096	1,987,586
*	DoorDash Inc. Class A	10,330,039	1,888,021
*	Autodesk Inc.	6,791,816	1,778,097
	Marvell Technology Inc.	27,346,114	1,683,700
*	Workday Inc. Class A	6,763,012	1,579,366
*	Snowflake Inc. Class A	9,383,994	1,371,565
	TE Connectivity plc	9,418,484	1,331,020
	Cognizant Technology Solutions Corp. Class A	15,601,029	1,193,479
	Corning Inc.	24,377,412	1,115,998
*	Atlassian Corp. Class A	5,179,771	1,099,199

		Shares	Market Value ($000)
*	Cloudflare Inc. Class A	9,251,598	1,042,563
*	Gartner Inc.	2,302,260	966,351
*	Datadog Inc. Class A	9,517,283	944,210
*	HubSpot Inc.	1,564,691	893,892
*	ANSYS Inc.	2,765,652	875,495
	Dell Technologies Inc. Class C	9,593,397	874,438
	Vertiv Holdings Co. Class A	12,028,050	868,425
	Monolithic Power Systems Inc.	1,467,114	850,897
	HP Inc.	29,757,343	823,981
	Microchip Technology Inc.	17,002,049	823,069
*	GoDaddy Inc. Class A	4,470,438	805,305
*	Tyler Technologies Inc.	1,360,710	791,103
	CDW Corp.	4,184,271	670,571
*	VeriSign Inc.	2,538,938	644,560
	Hewlett Packard Enterprise Co.	41,446,820	639,524
*	Zscaler Inc.	2,910,543	577,510
	Seagate Technology Holdings plc	6,703,787	569,487
	NetApp Inc.	6,425,680	564,432
*	Nutanix Inc. Class A	8,051,680	562,088
	Leidos Holdings Inc.	4,150,052	560,008
*	PTC Inc.	3,608,489	559,135
	SS&C Technologies Holdings Inc.	6,657,128	556,070
*	Pinterest Inc. Class A	17,820,601	552,439
*	Zoom Communications Inc.	7,454,841	549,944
*,1	Super Micro Computer Inc.	15,937,733	545,708
*	Okta Inc.	5,185,811	545,651
*	ON Semiconductor Corp.	13,315,333	541,801
*	Docusign Inc.	6,367,694	518,330
*	Guidewire Software Inc.	2,645,869	495,730
*	Toast Inc. Class A	14,816,485	491,463
*	F5 Inc.	1,824,691	485,860
	Gen Digital Inc.	17,503,451	464,542
	Jabil Inc.	3,278,608	446,120
*	Western Digital Corp.	11,003,376	444,866
*	Pure Storage Inc. Class A	9,759,889	432,070
*	Twilio Inc. Class A	4,328,844	423,837
*	Dynatrace Inc.	8,980,671	423,439
	Teradyne Inc.	5,109,007	422,004
[1]	Entegris Inc.	4,783,499	418,461
*	MongoDB Inc.	2,246,925	394,111
*	Akamai Technologies Inc.	4,757,531	382,981
*	Reddit Inc. Class A	3,568,956	374,383
	Paycom Software Inc.	1,540,673	336,606
*	Manhattan Associates Inc.	1,933,923	334,646
	Skyworks Solutions Inc.	5,087,149	328,782
*	Coherent Corp.	4,889,336	317,513
*	Snap Inc. Class A	34,341,914	299,118
*	EPAM Systems Inc.	1,705,845	288,015
*	Samsara Inc. Class A	7,231,870	277,198
*	Dayforce Inc.	4,736,780	276,296
*	CACI International Inc. Class A	709,264	260,243
*	Elastic NV	2,782,902	247,957
	Match Group Inc.	7,946,194	247,921
*	Procore Technologies Inc.	3,553,951	234,632
*	Kyndryl Holdings Inc.	7,335,718	230,342
*	Astera Labs Inc.	3,843,671	229,352
*	Lattice Semiconductor Corp.	4,363,321	228,856
*	Fabrinet	1,147,166	226,577
*	Commvault Systems Inc.	1,381,574	217,957
*	Qorvo Inc.	2,951,346	213,707
	KBR Inc.	4,215,404	209,969
	TD SYNNEX Corp.	1,986,185	206,484
*	MACOM Technology Solutions Holdings Inc.	1,996,562	200,415
	Bentley Systems Inc. Class B	5,038,197	198,203
*	Maplebear Inc.	4,881,065	194,706
*	Unity Software Inc.	9,722,178	190,457
*	Onto Innovation Inc.	1,560,452	189,345
*	Gitlab Inc. Class A	4,014,011	188,659
	Universal Display Corp.	1,348,811	188,132
*	Confluent Inc. Class A	7,762,083	181,943

		Shares	Market Value ($000)
*	Credo Technology Group Holding Ltd.	4,486,286	180,169
*	Sandisk Corp.	3,662,920	174,392
*	Rambus Inc.	3,362,911	174,115
	Science Applications International Corp.	1,535,512	172,392
*	Arrow Electronics Inc.	1,655,210	171,860
*	Dropbox Inc. Class A	6,357,480	169,808
*	SentinelOne Inc. Class A	9,328,476	169,592
*	Cirrus Logic Inc.	1,691,269	168,543
*	SPS Commerce Inc.	1,190,940	158,073
	Dolby Laboratories Inc. Class A	1,946,241	156,303
*	Insight Enterprises Inc.	1,001,238	150,176
*	CCC Intelligent Solutions Holdings Inc.	16,440,498	148,458
*	Q2 Holdings Inc.	1,824,655	145,991
*	Novanta Inc.	1,138,117	145,531
*	Qualys Inc.	1,153,220	145,225
*	Appfolio Inc. Class A	657,290	144,538
*	Rubrik Inc. Class A	2,343,427	142,902
*	Varonis Systems Inc.	3,396,412	137,385
*	UiPath Inc. Class A	13,264,611	136,626
*	Box Inc. Class A	4,349,849	134,236
*	Tenable Holdings Inc.	3,801,580	132,979
	Avnet Inc.	2,755,810	132,527
*,1	IonQ Inc.	5,729,194	126,443
[1]	QXO Inc.	9,049,991	122,537
*	Sanmina Corp.	1,601,428	121,997
*	Workiva Inc. Class A	1,596,650	121,202
*	Silicon Laboratories Inc.	1,023,715	115,240
	Advanced Energy Industries Inc.	1,191,411	113,553
*	Plexus Corp.	867,395	111,139
*	Intapp Inc.	1,795,879	104,843
*	Freshworks Inc. Class A	7,387,189	104,233
*	IAC Inc.	2,254,401	103,567
	Pegasystems Inc.	1,485,286	103,257
*	Parsons Corp.	1,681,399	99,556
[1]	Concentrix Corp.	1,762,053	98,041
*	DXC Technology Co.	5,682,999	96,895
*	Blackbaud Inc.	1,549,722	96,160
*,1	nCino Inc.	3,463,316	95,137
*	Allegro MicroSystems Inc.	3,770,491	94,752
	Dun & Bradstreet Holdings Inc.	10,452,393	93,444
*	Semtech Corp.	2,710,770	93,250
*,1	SoundHound AI Inc. Class A	11,411,998	92,665
*	JFrog Ltd.	2,889,614	92,468
*	ZoomInfo Technologies Inc. Class A	9,171,121	91,711
*,1	Life360 Inc.	2,381,882	91,440
*	SiTime Corp.	593,219	90,685
	Power Integrations Inc.	1,789,656	90,378
*	Braze Inc. Class A	2,388,534	86,178
*	BlackLine Inc.	1,763,985	85,412
*	Alarm.com Holdings Inc.	1,485,353	82,660
*	Synaptics Inc.	1,254,022	79,906
	Clear Secure Inc. Class A	3,014,577	78,108
*	Zeta Global Holdings Corp. Class A	5,745,796	77,913
*	Klaviyo Inc. Class A	2,567,746	77,700
*	Cargurus Inc. Class A	2,647,073	77,109
*,1	C3.ai Inc. Class A	3,536,645	74,446
*	Yelp Inc. Class A	1,995,037	73,876
*	Impinj Inc.	811,750	73,626
*	PAR Technology Corp.	1,173,426	71,978
	Progress Software Corp.	1,366,338	70,380
	Amkor Technology Inc.	3,883,586	70,138
*	FormFactor Inc.	2,447,449	69,238
*	Teradata Corp.	3,028,544	68,082
*,1	Rigetti Computing Inc.	8,451,083	66,933
*	Vertex Inc. Class A	1,875,303	65,654
*	TTM Technologies Inc.	3,101,637	63,615
	Vishay Intertechnology Inc.	3,961,579	62,989
*	DoubleVerify Holdings Inc.	4,662,669	62,340
*	Ambarella Inc.	1,237,282	62,272
*,1	Core Scientific Inc.	8,545,384	61,869

		Shares	Market Value ($000)
*	RingCentral Inc. Class A	2,469,000	61,132
*,1	Trump Media & Technology Group Corp.	3,111,230	60,793
*	Five9 Inc.	2,209,047	59,976
*	Diodes Inc.	1,372,798	59,264
*	AvePoint Inc.	4,094,982	59,132
*	Agilysys Inc.	809,906	58,751
*	DigitalOcean Holdings Inc.	1,743,322	58,210
*	Informatica Inc. Class A	3,299,873	57,583
*,1	Cleanspark Inc.	8,433,951	56,676
*	Paycor HCM Inc.	2,514,289	56,421
	CSG Systems International Inc.	891,089	53,884
*	ePlus Inc.	848,558	51,788
*	Alkami Technology Inc.	1,970,419	51,724
*	LiveRamp Holdings Inc.	1,972,741	51,567
*	Axcelis Technologies Inc.	1,028,258	51,074
*	Ziff Davis Inc.	1,350,609	50,756
*	PagerDuty Inc.	2,710,473	49,520
*	Rapid7 Inc.	1,819,962	48,247
*	Magnite Inc.	4,221,932	48,172
*,1	D-Wave Quantum Inc.	6,055,167	46,019
*	NetScout Systems Inc.	2,144,422	45,054
*	IPG Photonics Corp.	709,244	44,782
	Adeia Inc.	3,256,669	43,053
	Benchmark Electronics Inc.	1,071,841	40,762
*	NCR Voyix Corp.	4,136,961	40,335
*	Rogers Corp.	591,006	39,911
*	Photronics Inc.	1,888,352	39,202
*	Asana Inc. Class A	2,673,235	38,949
*,1	Schrodinger Inc.	1,927,169	38,042
	CTS Corp.	914,367	37,992
	A10 Networks Inc.	2,241,904	36,633
*	Appian Corp. Class A	1,256,274	36,193
*	ACM Research Inc. Class A	1,534,342	35,812
*	Xometry Inc. Class A	1,434,285	35,742
*	Veeco Instruments Inc.	1,775,323	35,648
*	Verint Systems Inc.	1,959,331	34,974
*	Innodata Inc.	971,419	34,874
*	Diebold Nixdorf Inc.	769,069	33,624
*	Sprout Social Inc. Class A	1,517,476	33,369
*,1	SailPoint Inc.	1,755,107	32,908
*,1	Applied Digital Corp.	5,701,115	32,040
*	Hut 8 Corp.	2,645,526	30,741
*	Grid Dynamics Holdings Inc.	1,949,186	30,505
*	Sprinklr Inc. Class A	3,548,339	29,629
	SolarWinds Corp.	1,605,953	29,598
*	Jamf Holding Corp.	2,417,717	29,375
*	Ultra Clean Holdings Inc.	1,359,125	29,099
*,1	Terawulf Inc.	10,566,766	28,847
*,1	Penguin Solutions Inc.	1,573,858	27,338
*,1	Quantum Computing Inc.	3,296,792	26,374
*	MaxLinear Inc. Class A	2,361,391	25,645
*	Fastly Inc. Class A	4,049,595	25,634
*	PROS Holdings Inc.	1,340,858	25,517
*,1	Onestream Inc. Class A	1,182,315	25,231
*	Vimeo Inc.	4,603,305	24,213
*	Amplitude Inc. Class A	2,374,219	24,193
*,1	Ibotta Inc. Class A	571,789	24,130
*	ScanSource Inc.	708,792	24,106
*,1	Rumble Inc.	3,377,137	23,876
*,1	Blend Labs Inc. Class A	6,945,064	23,266
	PC Connection Inc.	371,243	23,173
	Hackett Group Inc.	786,110	22,970
*	Ichor Holdings Ltd.	1,007,705	22,784
*	NextNav Inc.	1,863,286	22,676
*,1	ServiceTitan Inc. Class A	236,700	22,513
*	PDF Solutions Inc.	1,110,763	21,227
*	Weave Communications Inc.	1,912,264	21,207
*	Cohu Inc.	1,422,713	20,928
*	EverQuote Inc. Class A	796,810	20,868
*	Olo Inc. Class A	3,328,566	20,105

		Shares	Market Value ($000)
*	Yext Inc.	3,227,639	19,882
*	Couchbase Inc.	1,192,560	18,783
*,1	Cipher Mining Inc.	7,907,307	18,187
*	CEVA Inc.	706,197	18,086
*	Alpha & Omega Semiconductor Ltd.	727,415	18,084
	OneSpan Inc.	1,161,274	17,709
*	Meridianlink Inc.	947,777	17,562
[1]	Xerox Holdings Corp.	3,481,535	16,816
*	Grindr Inc.	893,895	16,001
*	E2open Parent Holdings Inc.	7,951,441	15,903
*	Daktronics Inc.	1,293,118	15,750
*,1	Wolfspeed Inc.	4,957,769	15,171
*	N-able Inc.	2,064,584	14,638
*	SEMrush Holdings Inc. Class A	1,564,101	14,593
	Logility Supply Chain Solutions Inc.	1,008,506	14,381
	Climb Global Solutions Inc.	129,613	14,356
	Shutterstock Inc.	764,435	14,241
*,1	Groupon Inc.	750,508	14,087
	Red Violet Inc.	347,414	13,059
*	Ouster Inc.	1,448,520	13,008
*	Consensus Cloud Solutions Inc.	544,925	12,577
*	Kimball Electronics Inc.	742,070	12,207
	Simulations Plus Inc.	494,699	12,130
*	NerdWallet Inc. Class A	1,331,971	12,054
*	TechTarget Inc.	805,495	11,929
*	PubMatic Inc. Class A	1,296,921	11,854
*	BigCommerce Holdings Inc.	2,057,633	11,852
*	Mitek Systems Inc.	1,381,518	11,398
*	nLight Inc.	1,448,723	11,257
*,1	BigBear.ai Holdings Inc.	3,544,074	10,136
*	Cerence Inc.	1,272,905	10,056
*,1	indie Semiconductor Inc. Class A	4,903,703	9,979
*	Bandwidth Inc. Class A	752,356	9,856
	NVE Corp.	151,011	9,625
*	MediaAlpha Inc. Class A	1,039,560	9,606
*	Unisys Corp.	2,072,926	9,515
[1]	ReposiTrak Inc.	446,617	9,053
*	Nextdoor Holdings Inc.	5,747,104	8,793
*,1	MicroVision Inc.	6,785,489	8,414
*	Digital Turbine Inc.	3,073,055	8,343
*,1	Navitas Semiconductor Corp. Class A	3,999,100	8,198
*	Rimini Street Inc.	2,186,399	7,609
*	Domo Inc. Class B	972,638	7,548
*,1	Digimarc Corp.	563,356	7,222
*	Asure Software Inc.	752,508	7,186
*,1	KULR Technology Group Inc.	5,352,425	7,065
	Methode Electronics Inc.	1,092,831	6,972
	Immersion Corp.	906,047	6,868
*,1	Getty Images Holdings Inc.	3,869,903	6,695
*	Enfusion Inc. Class A	591,842	6,599
*	SmartRent Inc. Class A	5,430,046	6,570
*,1	Aehr Test Systems	860,409	6,272
*,1	Bumble Inc. Class A	1,393,668	6,049
*	Viant Technology Inc. Class A	480,660	5,965
*	ON24 Inc.	1,112,442	5,785
*	Backblaze Inc. Class A	1,193,703	5,766
*	Arteris Inc.	807,905	5,583
*,1	Aeva Technologies Inc.	759,242	5,315
*	Eventbrite Inc. Class A	2,405,578	5,076
*,1	Coreweave Inc. Class A	131,761	4,886
*	Expensify Inc. Class A	1,582,920	4,812
*	Kaltura Inc.	2,537,683	4,771
*	eGain Corp.	978,618	4,746
*,1	Tucows Inc. Class A	269,748	4,553
*,1	Kopin Corp.	4,801,773	4,476
	CSP Inc.	278,890	4,278
*	Definitive Healthcare Corp. Class A	1,474,544	4,261
	Richardson Electronics Ltd.	365,090	4,074
*	TrueCar Inc.	2,574,147	4,067
*,1	Telos Corp.	1,593,387	3,792

		Shares	Market Value ($000)
*	Rackspace Technology Inc.	2,153,218	3,639
*	WM Technology Inc.	3,198,013	3,614
*,1	inTEST Corp.	472,095	3,300
*,1	Atomera Inc.	819,075	3,276
*	CoreCard Corp.	174,091	3,257
*,1	Angi Inc. Class A	209,463	3,228
[2]	Intevac Inc.	787,352	3,149
*	Synchronoss Technologies Inc.	275,928	3,005
*	1stdibs.com Inc.	930,788	2,830
*	AudioEye Inc.	248,817	2,762
*	Everspin Technologies Inc.	527,987	2,693
*	Upland Software Inc.	939,698	2,688
*	Identiv Inc.	819,515	2,614
*,1	Quantum Corp.	166,091	2,388
*,1	Veritone Inc.	999,603	2,324
*	AstroNova Inc.	250,308	2,300
*	Amtech Systems Inc.	473,710	2,288
*	AXT Inc.	1,598,732	2,254
*,1	Rekor Systems Inc.	2,447,283	2,170
*,1	FiscalNote Holdings Inc.	2,610,676	2,110
*,1	QuickLogic Corp.	408,792	2,089
*,1	Intellicheck Inc.	685,145	2,076
*,1	LivePerson Inc.	2,488,033	1,988
*,1	Phunware Inc.	672,884	1,985
*,1	Vivid Seats Inc. Class A	624,381	1,848
*,1	Airship AI Holdings Inc.	450,700	1,740
*	SkyWater Technology Inc.	221,817	1,573
*	Pixelworks Inc.	2,464,577	1,545
*,1	PSQ Holdings Inc. Class A	599,549	1,373
*,1	Inuvo Inc.	3,857,320	1,369
*	DLH Holdings Corp.	312,420	1,265
*,1	BuzzFeed Inc. Class A	555,182	1,183
*,1	GSI Technology Inc.	574,548	1,166
*	One Stop Systems Inc.	498,283	1,156
*	NetSol Technologies Inc.	448,836	1,086
*,1	Duos Technologies Group Inc.	192,028	1,083
*	Zedge Inc. Class B	455,536	1,061
*,1	Silvaco Group Inc.	232,158	1,059
*	Aware Inc.	645,056	1,019
*,1	Skillz Inc. Class A	226,530	1,019
*	TransAct Technologies Inc.	271,445	999
*	Mastech Digital Inc.	97,517	996
*	ACCESS Newswire Inc.	110,039	972
*	WidePoint Corp.	265,533	884
*,1	VirnetX Holding Corp.	116,102	858
*	Key Tronic Corp.	321,913	831
*	comScore Inc.	118,989	817
*,1	authID Inc.	164,095	796
[1]	Ingram Micro Holding Corp.	38,975	691
*,1	Laser Photonics Corp.	216,544	665
*,1	Beachbody Co. Inc.	88,367	662
*	Trio-Tech International	108,490	650
*	CVD Equipment Corp.	186,573	573
*,1	Arena Group Holdings Inc.	315,471	546
*	Data I/O Corp.	213,344	523
*	KORE Group Holdings Inc.	210,367	520
*	Glimpse Group Inc.	437,150	507
*,1	Mobix Labs Inc. Class A	493,002	440
*,1	Data Storage Corp.	118,119	429
*,1	BTCS Inc.	280,193	420
*	Creative Realities Inc.	170,462	332
*	Giftify Inc.	126,830	254
*,1	Intelligent Protection Management Corp.	142,656	248
*,1	Intellinetics Inc.	19,069	237
*,1	iPower Inc.	410,474	205
*	Streamline Health Solutions Inc.	69,753	195
*,1	Sphere 3D Corp.	450,035	179
*	SigmaTron International Inc.	141,590	177
*,1	Wag! Group Co.	832,224	127
*	Research Frontiers Inc.	98,919	112

		Shares	Market Value ($000)
*,1	Brand Engagement Network Inc.	269,676	93
*	Nortech Systems Inc.	9,379	89
*,1	ConnectM Technology Solutions Inc.	133,300	73
*,1	System1 Inc.	174,422	67
*,1	Direct Digital Holdings Inc. Class A	90,848	58
*,1	Greenidge Generation Holdings Inc. Class A	79,284	58
			545,295,452
Telecommunications (2.1%)
	Cisco Systems Inc.	113,174,082	6,983,973
	AT&T Inc.	226,883,341	6,416,261
	Verizon Communications Inc.	119,797,668	5,434,022
	Comcast Corp. Class A	119,117,269	4,395,427
	T-Mobile US Inc.	14,433,714	3,849,616
*	Arista Networks Inc.	31,901,331	2,471,715
	Motorola Solutions Inc.	5,273,540	2,308,809
*	Charter Communications Inc. Class A	2,914,841	1,074,206
	Juniper Networks Inc.	10,518,213	380,654
*	Liberty Broadband Corp. Class C	3,679,791	312,966
*	Roku Inc.	4,060,142	285,996
*	Frontier Communications Parent Inc.	7,912,019	283,725
*	Ciena Corp.	4,486,399	271,113
[1]	InterDigital Inc.	821,169	169,777
*	Lumentum Holdings Inc.	2,085,871	130,033
*	Lumen Technologies Inc.	28,885,655	113,232
*,1	EchoStar Corp. Class A	4,165,718	106,559
	Telephone & Data Systems Inc.	2,702,714	104,703
*,1	AST SpaceMobile Inc. Class A	4,439,938	100,964
	Cogent Communications Holdings Inc.	1,386,278	84,993
	Iridium Communications Inc.	2,932,241	80,109
*	Viavi Solutions Inc.	7,013,544	78,482
*	Calix Inc.	1,934,039	68,542
*	Extreme Networks Inc.	4,001,009	52,933
*	Liberty Broadband Corp. Class A	516,535	43,905
*	Viasat Inc.	3,858,825	40,209
[1]	Cable One Inc.	140,522	37,347
*	Harmonic Inc.	3,710,444	35,583
*	CommScope Holding Co. Inc.	6,453,553	34,268
*	fuboTV Inc.	11,446,718	33,424
	IDT Corp. Class B	648,080	33,253
*	Globalstar Inc.	1,585,891	33,082
*	Digi International Inc.	1,094,380	30,457
*,1	United States Cellular Corp.	393,705	27,225
*,1	Applied Optoelectronics Inc.	1,599,726	24,556
*	Powerfleet Inc.	3,853,302	21,155
	Shenandoah Telecommunications Co.	1,600,998	20,125
*	NETGEAR Inc.	812,077	19,863
*	ADTRAN Holdings Inc.	2,119,703	18,484
*,1	Altice USA Inc. Class A	6,831,366	18,171
*,1	Gogo Inc.	1,965,670	16,944
*	Anterix Inc.	409,604	14,991
*	Clearfield Inc.	380,909	11,321
*	Ribbon Communications Inc.	2,765,751	10,842
*	Xperi Inc.	1,351,112	10,431
*	Ooma Inc.	759,521	9,942
	Spok Holdings Inc.	539,239	8,865
*	WideOpenWest Inc.	1,598,960	7,915
*	8x8 Inc.	3,914,918	7,830
*	Aviat Networks Inc.	354,894	6,803
	ATN International Inc.	309,210	6,280
*,1	Lightwave Logic Inc.	3,785,391	3,880
*	BK Technologies Corp.	86,442	3,390
*	KVH Industries Inc.	623,125	3,296
*	Genasys Inc.	1,336,446	3,034
*	Inseego Corp.	325,033	2,656
*	Lantronix Inc.	942,727	2,347
*	Crexendo Inc.	345,906	1,685
*	Comtech Telecommunications Corp.	863,562	1,382
*	Airgain Inc.	352,815	1,189
*,1	SurgePays Inc.	427,576	885

		Shares	Market Value ($000)
	Network-1 Technologies Inc.	400,609	521
*	Franklin Wireless Corp.	65,027	371
*,1	Optical Cable Corp.	132,058	368
*,1	Cambium Networks Corp.	375,529	265
	ClearOne Inc.	369,718	215
*	Sonim Technologies Inc.	44,517	95
*	NextPlat Corp.	45,484	38
*,2	FTE Networks Inc.	84,180	—
*,2	GCI Liberty Inc.	2,704,635	—
			36,167,698
Utilities (2.9%)
	NextEra Energy Inc.	65,023,627	4,609,525
	Southern Co.	34,608,725	3,182,272
	Duke Energy Corp.	24,379,894	2,973,616
	Waste Management Inc.	12,709,552	2,942,388
	Constellation Energy Corp.	9,958,676	2,007,968
	American Electric Power Co. Inc.	16,856,531	1,841,913
	Waste Connections Inc.	8,144,894	1,589,802
	Republic Services Inc.	6,415,637	1,553,611
	Dominion Energy Inc.	26,919,411	1,509,371
	Sempra	20,588,499	1,469,195
	Exelon Corp.	31,782,379	1,464,532
	Xcel Energy Inc.	18,801,424	1,330,953
	Public Service Enterprise Group Inc.	15,761,449	1,297,167
	Vistra Corp.	10,763,397	1,264,053
	Consolidated Edison Inc.	11,155,786	1,233,718
	Entergy Corp.	13,620,890	1,164,450
	PG&E Corp.	67,532,873	1,160,215
	WEC Energy Group Inc.	10,034,499	1,093,560
	American Water Works Co. Inc.	6,145,821	906,632
	Ameren Corp.	8,405,962	843,959
	PPL Corp.	22,187,400	801,187
	Atmos Energy Corp.	4,993,940	771,963
	DTE Energy Co.	5,558,965	768,638
	CenterPoint Energy Inc.	20,611,268	746,746
	Edison International	12,259,785	722,347
	Eversource Energy	11,597,540	720,323
	CMS Energy Corp.	9,462,261	710,710
	FirstEnergy Corp.	17,315,029	699,873
	NRG Energy Inc.	6,268,591	598,400
	NiSource Inc.	14,879,434	596,517
	Alliant Energy Corp.	8,124,979	522,842
	Evergy Inc.	6,909,939	476,440
	Pinnacle West Capital Corp.	3,753,502	357,521
	Essential Utilities Inc.	8,643,456	341,676
*	Clean Harbors Inc.	1,535,684	302,683
	OGE Energy Corp.	6,320,538	290,492
*,1	Talen Energy Corp.	1,450,658	289,653
	AES Corp.	22,485,528	279,270
	National Fuel Gas Co.	2,892,158	229,030
	UGI Corp.	6,798,384	224,823
*	Casella Waste Systems Inc. Class A	1,962,653	218,855
	IDACORP Inc.	1,684,163	195,733
	New Jersey Resources Corp.	3,214,693	157,713
	Portland General Electric Co.	3,472,916	154,892
	TXNM Energy Inc.	2,876,557	153,838
	ONE Gas Inc.	1,854,938	140,215
	Southwest Gas Holdings Inc.	1,928,127	138,440
	Black Hills Corp.	2,249,133	136,410
	Spire Inc.	1,737,622	135,969
	Ormat Technologies Inc.	1,802,908	127,592
	ALLETE Inc.	1,819,556	119,545
	Northwestern Energy Group Inc.	1,937,849	112,143
	MDU Resources Group Inc.	6,418,148	108,531
	MGE Energy Inc.	1,152,661	107,151
	Avista Corp.	2,508,184	105,018
	Chesapeake Utilities Corp.	733,421	94,193
	American States Water Co.	1,197,034	94,183
	California Water Service Group	1,863,766	90,318

		Shares	Market Value ($000)
	Clearway Energy Inc. Class C	2,379,570	72,030
*,1	Oklo Inc. Class A	2,908,335	62,907
*	Hawaiian Electric Industries Inc.	5,239,734	57,375
	SJW Group	1,003,473	54,880
	Northwest Natural Holding Co.	1,250,456	53,419
*	Sunrun Inc.	6,684,434	39,171
	Clearway Energy Inc. Class A	1,354,018	38,535
*,1	NuScale Power Corp.	2,675,458	37,884
	Middlesex Water Co.	562,633	36,065
	Unitil Corp.	518,476	29,911
	Aris Water Solutions Inc. Class A	790,665	25,333
*,1	NANO Nuclear Energy Inc.	798,700	21,134
*	Enviri Corp.	2,517,247	16,740
	Excelerate Energy Inc. Class A	553,736	15,881
*	Altus Power Inc. Class A	2,758,901	13,657
	York Water Co.	362,136	12,559
	Genie Energy Ltd. Class B	743,537	11,190
	Artesian Resources Corp. Class A	281,487	9,191
*	Pure Cycle Corp.	607,231	6,358
	RGC Resources Inc.	256,979	5,363
	Global Water Resources Inc.	450,060	4,640
*,1	Cadiz Inc.	1,533,682	4,494
*	Arq Inc.	994,251	4,146
*,1	Perma-Fix Environmental Services Inc.	537,923	3,911
*,1	Net Power Inc.	926,852	2,438
*,1	ALT5 Sigma Corp.	384,153	1,491
*	Quest Resource Holding Corp.	559,393	1,454
*,1	Aqua Metals Inc.	147,617	276
*	Vivakor Inc.	197,865	148
*,1	Zeo Energy Corp.	92,900	140
*	Clean Energy Technologies Inc.	55,035	27
			48,923,521
Total Common Stocks (Cost $753,840,187)			1,697,370,386
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,104)			—
Rights (0.0%)
*,1,2	Frequency Therapeutics Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Inhibrx Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	334
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,2	Adamas Pharmaceuticals Inc. CVR	1,261,079	76
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Xeris Biopharma Holdings Inc. CVR	1,399,363	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
Total Rights (Cost $4,858)			5,728
Warrants (0.0%)
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	5

			Shares	Market Value ($000)
*		Presidio Property Trust Inc. Exp. 1/24/27	110,319	4
*		LGL Group Inc. Exp. 12/16/25	2,391	1
*		SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*,2		Athenex Inc. Exp. 8/15/27	535,168	—
*		Serina Therapeutics Inc. Exp. 7/31/25	7,270	—
*		M-Tron Industries Inc. Exp. 2/28/28	65,972	—
Total Warrants (Cost $7)				10
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $8,837,457)	4.342%	88,392,637	8,838,380
Total Investments (100.1%) (Cost $762,687,613)				1,706,214,504
Other Assets and Liabilities—Net (-0.1%)				(2,069,015)
Net Assets (100%)				1,704,145,489
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,738,568.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $493, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $3,150,269 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	4,453	451,334	(7,572)
E-mini S&P 500 Index	June 2025	17,315	4,894,301	(37,598)
E-mini S&P Mid-Cap 400 Index	June 2025	240	70,526	(288)
				(45,458)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/30/26	GSI	6,115	(4.337)	—	(34)
Bank of America Corp.	1/30/26	CITNA	184,400	(5.187)	—	(17,184)
Bank of America Corp.	1/30/26	CITNA	165,960	(5.187)	—	(15,466)
Citigroup Inc.	8/31/26	BANA	79,950	(5.087)	—	(9,276)
Citigroup Inc.	8/31/26	BANA	72,639	(5.084)	3,065	—
Citigroup Inc.	8/31/26	BANA	71,869	(5.084)	3,847	—
Citigroup Inc.	8/31/26	BANA	47,970	(5.087)	—	(5,566)
Citigroup Inc.	8/31/26	BANA	31,980	(5.187)	—	(3,713)
Citigroup Inc.	8/31/26	BANA	20,147	(5.087)	—	(2,338)
Citigroup Inc.	8/31/26	BANA	15,476	(5.083)	467	—
Elevance Health Inc.	8/29/25	BANA	52,350	(5.033)	—	(243)
Global Payments Inc.	8/29/25	BANA	165,290	(5.087)	—	(11,817)
Global Payments Inc.	8/29/25	BANA	32,637	(5.087)	—	(2,333)
Global Payments Inc.	8/29/25	BANA	11,309	(5.083)	419	—
Goldman Sachs Group Inc.	8/29/25	BANA	110,145	(5.037)	—	(13,353)
Goldman Sachs Group Inc.	8/29/25	BANA	80,898	(5.087)	—	(9,810)
Goldman Sachs Group Inc.	8/29/25	BANA	77,786	(5.037)	—	(9,430)
Paycom Software Inc.	8/29/25	BANA	13,168	(5.187)	—	(90)
Paycom Software Inc.	8/29/25	BANA	5,267	(5.187)	—	(36)
VICI Properties Inc. Class A	8/29/25	BANA	89,348	(5.087)	1,193	—
Visa Inc. Class A	8/29/25	BANA	154,152	(4.337)	—	(5,475)
					8,991	(106,164)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,697,366,235	493	3,658	1,697,370,386
Preferred Stocks	—	—	—	—
Rights	—	—	5,728	5,728
Warrants	10	—	—	10
Temporary Cash Investments	8,838,380	—	—	8,838,380
Total	1,706,204,625	493	9,386	1,706,214,504

Derivative Financial Instruments
Assets
Swap Contracts	—	8,991	—	8,991
Liabilities
Futures Contracts[1]	(45,458)	—	—	(45,458)
Swap Contracts	—	(106,164)	—	(106,164)
Total	(45,458)	(106,164)	—	(151,622)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	3,298	—	3,289	(329)	320	—	—	—
Vanguard Market Liquidity Fund	6,848,081	NA1	NA1	58	(599)	53,668	—	8,838,380
Total	6,851,379	—	3,289	(271)	(279)	53,668	—	8,838,380
1	Not applicable—purchases and sales are for temporary cash investment purposes.